As filed with the Securities and Exchange Commission on July 17, 2009
Registration No. [__________]

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.
(Check appropriate box or boxes)

ECLIPSE FUNDS
(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue, New York, New York 10010
(Address of Principal Executive Offices)

(212) 576-7000
(Registrant’s Area Code and Telephone Number)
Marguerite E. H. Morrison, Esq.
Eclipse Funds
51 Madison Avenue
New York, New York 10010
(Name and Address of Agent for Service)

With copies to:

Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter be effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Title of securities being registered: Investor Class, Class A, Class B, Class C and Class I shares of beneficial interest, par value $0.01 per share, of the following series of the Registrant: MainStay Small Company Value Fund.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

THE MAINSTAY FUNDS

MAINSTAY SMALL CAP GROWTH FUND

51 MADISON AVENUE
NEW YORK, NEW YORK 10010

SPECIAL MEETING OF SHAREHOLDERS
To Be Held On Friday, October 16, 2009

To Our Shareholders:

The Board of Trustees (the “Board”) of The MainStay Funds (the “Trust”) has called a Special Meeting of Shareholders (the “Special Meeting”) of the MainStay Small Cap Growth Fund (the “Small Cap Growth Fund”).  The Special Meeting is scheduled to begin at 11:00 am Eastern time, on Friday, October 16, 2009, at the offices of New York Life Investment Management LLC (“New York Life Investments”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

At the Special Meeting, you will be asked to consider and vote on the proposed transaction described below.  Note that this proposed transaction is part of a larger initiative involving a number of funds in the MainStay Group of Funds that is designed to create a stronger, more cohesive family of funds overall.

The Trust, a Massachusetts business trust, currently offers 20 separate series of funds.  The accompanying Notice of Special Meeting and Proxy Statement/Prospectus relate solely to the Small Cap Growth Fund.

At the Special Meeting, as a shareholder of the Small Cap Growth Fund, you will be asked to consider and vote upon the following proposals:

1.           To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Small Cap Growth Fund by the MainStay Small Company Value Fund, a series of Eclipse Funds (the “Small Company Value Fund,” and collectively with the Small Cap Growth Fund, the “Funds,” and each a “Fund”), in exchange for shares of beneficial interest of the Small Company Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Small Cap Growth Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Small Cap Growth Fund (the “Reorganization”); and

2.           To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

The Board of the Trust, after careful consideration, unanimously approved the proposal and recommends that shareholders vote “FOR” the proposal.

If the Reorganization takes place, you will become a shareholder of the Small Company Value Fund on the date the Reorganization occurs.

After considering the recommendation of New York Life Investments, the investment advisor to each Fund, the Board of the Trust concluded that the Reorganization would benefit the shareholders of the Small Cap Growth Fund for several reasons, including the potential for cost savings over time due to economies of scale from combined portfolio assets and possible decreased expenses.  The Board reviewed the Reorganization proposed by New York Life Investments in the context of New York Life Investments’ larger initiative involving a number of funds in the MainStay Group of Funds, including the Funds, among other factors.

As a shareholder of the Small Cap Growth Fund, you are being asked to consider and vote on an Agreement and Plan of Reorganization.  The accompanying materials describe the proposed transaction and compare the strategies and expenses of the Funds for your evaluation.  In addition to being asked to consider and vote on an Agreement and Plan of Reorganization, Exhibit A to the accompanying Proxy Statement/Prospectus serves as an Information Statement to shareholders of Small Cap Growth Fund and furnishes information about Epoch Investment Partners, Inc. (“Epoch”), which was recently appointed Subadvisor to the Small Cap Growth Fund pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission.  We are not asking you for a proxy and you are requested not to send us a proxy with respect to the appointment of Epoch described in the Information Statement at Exhibit A.  You are only being asked to consider and vote on an Agreement and Plan of Reorganization.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed.  Your vote on the Agreement and Plan of Reorganization is very important to us, regardless of the number of shares of the Small Cap Growth Fund you own.  Whether or not you plan to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly.  You may cast your vote simply by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the voting instruction card for voting your proxy on the Internet or by touch-tone telephone.  If you have any questions before you vote, please contact the Funds by calling toll-free 800-MAINSTAY (624-6782).  It is important that your vote be received no later than the time of the Special Meeting on Friday, October 16, 2009.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ Stephen P. Fisher
Stephen P. Fisher
President
The MainStay Funds

THE MAINSTAY FUNDS

MAINSTAY SMALL CAP GROWTH FUND

51 MADISON AVENUE
NEW YORK, NEW YORK 10010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON OCTOBER 16, 2009

To Our Shareholders:

NOTICE IS HEREBY GIVEN that a SPECIAL MEETING OF SHAREHOLDERS (the “Special Meeting”) of the MainStay Small Cap Growth Fund (the “Small Cap Growth Fund”), a series of The MainStay Funds, a Massachusetts business trust (the “Trust”), will be held at the offices of New York Life Investment Management LLC (“New York Life Investments”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, on Friday, October 16, 2009 at 11:00 am Eastern time.

At the Special Meeting, as a shareholder of the Small Cap Growth Fund, you will be asked to consider and vote upon the following proposals:

1.           To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Small Cap Growth Fund by the MainStay Small Company Value Fund, a series of Eclipse Funds (the “Small Company Value Fund,” and collectively with the Small Cap Growth Fund, the “Funds,” and each a “Fund”) as of the close of business on July 27, 2009 (the “Record Date”), in exchange for shares of beneficial interest of the Small Company Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Small Cap Growth Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Small Cap Growth Fund (the “Reorganization”); and

2.           To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Your attention is directed to the accompanying combined Proxy Statement/Prospectus for further information regarding the Special Meeting and the Reorganization.  You may vote at the Special Meeting if you are the record owner of shares of the Small Cap Growth Fund.  If you attend the Special Meeting, you may vote your shares in person.  Even if you do not attend the Special Meeting, you may authorize a proxy to vote on your behalf simply by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the voting instruction card for voting your proxy on the Internet or by touch-tone telephone.

Your vote is very important to us.  Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy.  If you have any questions, please contact the Funds for additional information by calling toll-free at 800-MAINSTAY (624-6782).

By Order of the Board of Trustees,

/s/ Marguerite E. H. Morrison
Marguerite E. H. Morrison
Chief Legal Officer and Secretary
August [__], 2009

IMPORTANT NOTICE:
YOUR VOTE IS VERY IMPORTANT TO US, NO MATTER HOW MANY SHARES
YOU OWN.  PLEASE VOTE BY SIGNING AND DATING THE ENCLOSED PROXY
CARD AND RETURNING IT IN THE ACCOMPANYING POSTAGE-PAID RETURN
ENVELOPE OR BY FOLLOWING THE ENCLOSED INSTRUCTIONS TO
AUTHORIZE YOUR PROXY ON THE INTERNET OR OVER THE TELEPHONE.
YOU CAN HELP AVOID THE ADDITIONAL EXPENSE OF FURTHER
SOLICITATIONS BY PROMPTLY VOTING THE ENCLOSED PROXY.

QUESTIONS AND ANSWERS RELATING TO THE PROPOSAL

What are the Proposed Changes to the Small Cap Growth Fund?

As a shareholder of Small Cap Growth Fund, you are being asked to approve an Agreement and Plan of Reorganization that provides for the reorganization (the “Reorganization”) of the Small Cap Growth Fund with and into the Small Company Value Fund.  Should the Reorganization take place, the Small Cap Growth Fund will subsequently be liquidated and dissolved.

In considering the Reorganization, a shareholder should be aware that, in connection with the Board’s decision to engage Epoch Investment Partners, Inc. (“Epoch”) as the Small Cap Growth Fund’s Subadvisor effective June 29, 2009, the Board approved modifications to the Small Cap Growth Fund’s principal investment strategies, investment process, principal risks and primary benchmark index so that they are materially identical to those of the Small Company Value Fund.  These modifications, which took effect on August 14, 2009, are discussed in a Supplement dated June 29, 2009 to the Small Cap Growth Fund’s Prospectus.  Therefore, on the date of the Special Meeting, it is not anticipated that there will be any material differences between the principal investment strategies, investment process, principal risks, and primary benchmark index of the Small Cap Growth Fund and those of the Small Company Value Fund.

What Will I Receive in Exchange for My Shares if the Reorganization is Approved?

If the Reorganization takes place, in exchange for the shares of the Small Cap Growth Fund you currently hold, you will become a shareholder of the corresponding class of shares of the Small Company Value Fund on the on the close of business on October 28, 2009, or on such other date as the parties may agree (the “Closing Date”).

What did the Board Consider When They Approved the Reorganization?

In evaluating the Reorganization, the Funds’ Boards of Trustees (collectively, the “Board”), including all of the Trustees who are not “interested persons” of the Funds’ (as that term is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”)), considered detailed information provided by New York Life Investment Management LLC (“New York Life Investments”) in support of its recommendation to approve the Reorganization and other factors, including: (1) that the shareholders of the Small Cap Growth Fund may benefit by becoming shareholders of the larger, combined Small Company Value Fund that may be better positioned over time to realize lower expenses through achieving economies of scale; (2) that the Reorganization is part of a larger initiative of New York Life Investments designed to reposition, rationalize and streamline the MainStay Group of Funds in order to reduce duplication among funds, strengthen the fund lineup overall, and offer funds with asset levels to potentially benefit shareholders with economies of scale; (3) that the Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes; (4) the proposed allocation of the direct and indirect costs of the Reorganization between New York Life Investments and the Funds; and (5) possible alternatives to the Reorganization, which could include the possible liquidation of the Small Cap Growth Fund.  The Board also compared the investment objectives and strategies of the Small Cap Growth Fund with the Small Company Value Fund, both before and after the recent modifications to the Small Cap Growth Fund’s investment objectives and strategies described above.  The Board considered the expected impact of the proposed Reorganization on the pro forma total fund operating expenses that current shareholders of the Small Cap Growth Fund pay and the likelihood that New York Life Investments would propose changes to the current contractual expense limitations of the Small Cap Growth Fund if the Reorganization is not approved by shareholders of the Small Cap Growth Fund.  Based on these considerations and others, the Board determined that the interests of the shareholders of the Small Cap Growth Fund and the Small Company Value Fund will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of the shareholders of each Fund.

More information about the Board’s considerations may be found in the Section of the accompanying Proxy Statement/Prospectus entitled “Information about the Reorganization—Board Considerations.”

Was there any Change to the Subadvisor of Small Cap Growth Fund and Do Shareholders Need to Approve This Change?

The Board approved the appointment of Epoch as the Small Cap Growth Fund’s Subadvisor effective June 29, 2009, pursuant to an exemptive order (“Order”) issued by the U.S. Securities and Exchange Commission (“SEC”).  Exhibit A to the Proxy Statement/Prospectus serves as an Information Statement and furnishes information about Epoch as required under the Order.  This change is also discussed in the Supplement dated June 29, 2009 to the Small Cap Growth Fund’s Prospectus. Shareholders of the Small Cap Growth Fund are not being asked to approve Epoch as a Subadvisor.

Will there be any Changes to the Portfolio Managers as a Result of the Reorganization?

Because the Board approved Epoch as the Small Cap Growth Fund’s Subadvisor and the Small Company Value Fund’s interim subadvisor effective June 29, 2009, it is likely that there will be no change to the Small Cap Growth Fund’s portfolio managers as a result of the Reorganization.  It should be noted, however, that the interim agreement with Epoch with respect to the Small Company Value Fund will expire on November 26, 2009 and Epoch will cease managing the Small Company Value Fund unless that Fund’s shareholders approve a subadvisory agreement with Epoch. In separate proxy materials sent to shareholders of the Small Company Value Fund, those shareholders are being asked to approve Epoch as that Fund’s Subadvisor at a special meeting also scheduled for October 16, 2009.

Should the Small Company Value Fund’s shareholders not approve Epoch as the Fund’s Subadvisor, New York Life Investments will work with the Board to consider alternatives for management of the Small Company Value Fund.  However, the proposed Reorganization described in the accompanying Proxy Statement/Prospectus is not contingent upon the approval of Epoch as Subadvisor to the Small Company Value Fund.  These changes are discussed in the Supplement dated June 29, 2009 to the Small Company Value Fund’s prospectus.

Are Any Further Changes Anticipated to the Small Company Value Fund Prior to the Reorganization?

On or about October 16, 2009, it is anticipated that the Small Company Value Fund will change its name to the MainStay U.S. Small Cap Fund, pending the approval by the Small Company Value Fund’s shareholders of the Subadvisory Agreement with Epoch.  No changes are anticipated with respect to the Small Company Value Fund’s investment objectives or strategies in connection with this name change.

Will Shareholders of the Small Cap Growth Fund Pay Higher Fees and Expenses Following the Reorganization?

Absent currently effective expense limitation agreements, on a pro forma basis assuming the Reorganization had occurred, the total annual fund operating expenses for the combined Small Company Value Fund are expected to be lower than current total annual fund operating expenses applicable to all share classes of the Small Cap Growth Fund.  However, when applying the current expense limitations for the Small Cap Growth Fund and the Small Company Value Fund, the pro forma net total annual operating expenses for the combined Small Company Value Fund are expected to be higher than all classes of the Small Cap Growth Fund.

Please see the section of the accompanying Proxy Statement/Prospectus entitled “Comparison of Fees and Expenses” for more information regarding the current total annual fund operating expenses of the Funds, and how these expenses are expected to change as a result of the Reorganization.

What are the Tax Implications for the Reorganization?

Completion of the Reorganization is conditioned upon receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  The Small Cap Growth Fund will pay any dividends out of net investment income or distribution of capital gains to shareholders as required prior to the Reorganization and Small Cap Growth Fund shareholders may be responsible for the tax consequences of these distributions.  However, it is currently anticipated that there will not be a capital gain distribution prior to the Reorganization.

If Approved, When Will the Reorganization Occur?

If approved by shareholders and all the contingencies set forth in the Agreement and Plan of Reorganization are satisfied, the Reorganization will take place on the Closing Date, which is scheduled to occur on or about October 28, 2009.

Will Small Cap Growth Fund Shareholders Bear the Expenses of the Reorganization?

New York Life Investments has agreed to bear one-third of the direct expenses relating to the Reorganization, including solicitation costs.  The remaining two-thirds of the direct expenses will be borne by the Small Cap Growth Fund.  However, due to a written expense limitation agreement in place with respect to the Small Cap Growth Fund, it is likely that New York Life Investments also will indirectly bear some or all of those direct costs.  New York Life Investments estimates the total cost of the Reorganization to be between $[__________] and $[__________].  The Small Cap Growth Fund will bear any costs associated with making portfolio adjustments in anticipation of the Reorganization, including brokerage fees and expenses.

Has the Board Approved the Reorganization?

Yes, the Board has approved the Reorganization and recommends that shareholders vote “FOR” the Reorganization.

INSTRUCTIONS FOR SIGNING PROXY CARDS

THE FOLLOWING GENERAL RULES FOR SIGNING PROXY CARDS MAY BE OF ASSISTANCE TO YOU AND MAY HELP AVOID THE TIME AND EXPENSE INVOLVED IN VALIDATING YOUR VOTE IF YOU FAIL TO SIGN YOUR PROXY CARD PROPERLY.

1.           INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

2.           JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

3.           ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

FOR EXAMPLE:

REGISTRATION	VALID
CORPORATE ACCOUNTS
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe
(3) ABC Corp. c/o John Doe	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe
PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/01/01/01

CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith, Custodian f/b/o/ John B. Smith Jr., UGMA/UTMA
(2) Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

1.           AUTHORIZE YOUR PROXY THROUGH THE INTERNET.  You may authorize your proxy by logging into the Internet site located on your proxy card and following the instructions on the website.  In order to log in you will need the control number found on your proxy card.

2.           AUTHORIZE YOUR PROXY BY TELEPHONE.  You may authorize your proxy by telephone by calling the toll-free number located on your proxy card.  Please make sure to have your proxy card available at the time of the call.

3.           VOTE BY MAIL.  You may cast your vote by signing, dating, and mailing the enclosed proxy card in the postage-paid return envelope provided.

4.           VOTE IN PERSON AT THE SPECIAL MEETING.

PROXY STATEMENT/PROSPECTUS
August [__], 2009

MAINSTAY GROUP OF FUNDS
ECLIPSE FUNDS
51 MADISON AVENUE
NEW YORK, NEW YORK 10010
(212) 576-7000

PROXY STATEMENT FOR:

MAINSTAY SMALL CAP GROWTH FUND

PROSPECTUS FOR:

MAINSTAY SMALL COMPANY VALUE FUND

Introduction

This combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of The MainStay Funds (the “Trust”), a Massachusetts business trust, on behalf of the MainStay Small Cap Growth Fund (the “Small Cap Growth Fund”), a series of the Trust, for a Special Meeting of Shareholders of the Small Cap Growth Fund (“Special Meeting”).  The Special Meeting will be held on Friday, October 16, 2009 beginning at 11:00 am Eastern time, at the offices of New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

As is more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (the “Reorganization”) as described below:

1.           To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Small Cap Growth Fund by the MainStay Small Company Value Fund (the “Small Company Value Fund”), a series of Eclipse Funds, in exchange for shares of beneficial interest of the Small Company Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Small Cap Growth Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Small Cap Growth Fund (the “Reorganization”); and

2.           To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Because shareholders of the Small Cap Growth Fund are being asked to approve the Reorganization, this Proxy Statement also serves as a Prospectus for the Small Company Value Fund (collectively with Small Cap Growth Fund, the “Funds,” and each a “Fund”).  The approximate mailing date of this Proxy Statement is August [26], 2009.  Each Fund is a series of an open-end management investment company.

Each Fund offers Investor Class, Class A, Class B, Class C and Class I shares only.  If the Reorganization is approved by shareholders of the Small Cap Growth Fund, holders of the shares of Small Cap Growth Fund will receive shares of the corresponding class of the Small Company Value Fund in an amount equal to the value of their Small Cap Growth Fund shares.  See “Information About the Reorganization” below.

Epoch Investment Partners, Inc. (“Epoch”) serves as interim subadvisor to the Small Company Value Fund and has also been appointed to replace MacKay Shields LLC (“MacKay Shields”) as the Subadvisor to the Small Cap Growth Fund effective June 29, 2009.  Under the terms of an exemptive order (“Order”) issued by the U.S. Securities and Exchange Commission (“SEC”), the Board of Trustees appointed Epoch as Subadvisor without the necessity of shareholder approval.  Exhibit A to this Proxy Statement/Prospectus serves as an Information Statement and furnishes information about Epoch as required under the Order.  We are not asking you for a proxy on the approval of Epoch as Subadvisor to the Small Cap Growth Fund and you are requested not to send us a proxy on this change.  You are only being asked to consider and vote on an Agreement and Plan of Reorganization.

This Proxy Statement/Prospectus, which you should retain for future reference, sets forth information that shareholders of the Small Cap Growth Fund should know about the Small Company Value Fund before voting on the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement/Prospectus, dated August [__], 2009 containing additional information about the Reorganization and the parties thereto, has been filed with the SEC and is incorporated herein by reference.  For more information about the Funds, including a more detailed discussion of the investment objectives, policies and restrictions of the Funds, see the Prospectus and SAI for the Funds, each dated March 2, 2009, as supplemented from time to time, which also are incorporated herein by reference and are available upon request from the Funds without charge.

Each Fund also provides periodic reports to its shareholders that highlight certain important information about the Funds, including investment results and financial information.  The annual reports for each Fund dated October 31, 2008 and the semiannual reports for each Fund dated April 30, 2009 are incorporated herein by reference.  You may receive a copy of the most recent Prospectus, SAI, annual and semiannual reports for each of the Funds, without charge, by writing to MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, by calling toll-free 800-MAINSTAY (624-6782), or by visiting our web site at mainstayinvestments.com.

You also may review and copy information about each Fund (including the SAI) at the SEC’s Public Reference Room at 100 F Street N.E., Washington, D.C. 20549, or you may obtain copies of this information, after paying a duplicating fee, by electronic mail at publicinfo@sec.gov, or by writing the SEC’s Public Reference Section at the above address.  You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.  Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SUMMARY	1
The Reorganization	1
Board Recommendation	3
COMPARATIVE INFORMATION RELATING TO THE REORGANIZATION	4
Comparison of Investment Objectives, Strategies, Risk Factors and Management	4
Description of Fund Classes	8
Purchase, Redemption and Exchange Features	8
Comparison of Fees and Expenses	8
Past Performance of Small Company Value Fund	13
INFORMATION ABOUT THE REORGANIZATION	16
The Reorganization Agreement	16
Reasons for the Reorganization	17
Board Considerations	17
Tax Considerations	19
Expenses of the Reorganization	21
Material Differences in the Rights of Fund Shareholders	22
INFORMATION ABOUT THE MANAGEMENT OF THE FUNDS	22
The Board	22
The Investment Advisor	22
Subadvisor	24
Advisory and Subadvisory Fees	24
Portfolio Managers	25
MORE ABOUT INVESTMENT STRATEGIES AND RISKS	27
SHAREHOLDER GUIDE	30
VOTING INFORMATION	61
Voting of Proxies	61
Quorum Requirements	61
Votes Necessary to Approve the Reorganization	62
Effect of Abstentions and Broker “Non-Votes”	62
Adjournments	62
Payment of Solicitation Expenses	63
Other Matters to Come Before the Special Meeting	63
Future Shareholder Proposals	63
OTHER INFORMATION	64
Financial Highlights	64
Forms of Organization	64
Distributor	64
Custodian	64
Independent Registered Public Accounting Firm	64
Shareholder Reports	65
Information Requirements	65
Security Ownership of Management and Principal Shareholders	65
Vote of Fund Shares by New York Life Investments	65
Capitalization	65

EXHIBITS

Information Statement for the Shareholders of the MainStay Small Cap Growth Fund	A-1
Form of Agreement and Plan of Reorganization	B-1
Fundamental Investment Policies of the Small Company Value Fund and the Small Cap Growth Fund	C-1
Similarities and Differences in the Organization of The MainStay Funds and Eclipse Funds	D-1
Financial Highlights of the Small Company Value Fund	E-1
Principal Shareholders of the Funds	F-1

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization (the “Reorganization Agreement”), a form of which is attached to this Proxy Statement/Prospectus as Exhibit B.  Shareholders should read this entire Proxy Statement/Prospectus carefully.  For more complete information regarding each Fund, please read each Fund’s Prospectus.

The Reorganization

At a meeting held on June 23, 2009, the Boards of Trustees of the Funds (collectively, the “Board”), in each case by a unanimous vote, approved the Reorganization Agreement.  Subject to the approval of the shareholders of the Small Cap Growth Fund, the Reorganization Agreement provides for:

•
the acquisition of all of the assets and the assumption of all of the liabilities of the Small Cap Growth Fund by the Small Company Value Fund in exchange for shares of beneficial interest of the Small Company Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Small Cap Growth Fund;

•	the distribution of shares of the Small Company Value Fund to the shareholders of the Small Cap Growth Fund; and

•	the subsequent liquidation and dissolution of the Small Cap Growth Fund.

The Reorganization is subject to approval by the shareholders of the Small Cap Growth Fund.  The Reorganization, if approved by shareholders, is scheduled to take place on or about the close of business on October 28, 2009, or on such other date as the parties may agree (the “Closing Date”).  As a result of the Reorganization, each shareholder of the Small Cap Growth Fund will become the owner of the number of full and fractional shares of the Small Company Value Fund, having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the Small Cap Growth Fund held by that shareholder as of the close of business on the Closing Date.  No sales charges will be imposed as a result of the Reorganization.  See “Information About the Reorganization” below.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  See “Information About the Reorganization” below.  Prior to the Reorganization, the Small Cap Growth Fund will pay any dividends out of net investment income or distribution of capital gains to shareholders as required.  These distributions will be taxable to Small Cap Growth Fund shareholders that are subject to taxation.  However, it is currently anticipated that there will not be a capital gain distribution prior to the Reorganization.

The Reorganization will not affect your right to purchase and redeem shares, to exchange among other MainStay Funds with which you would have been able to exchange prior to the Reorganization, or to receive dividends and other distributions (except that after the Reorganization, you will receive any dividends and distributions from the Small Company Value Fund rather than the Small Cap Growth Fund).

IN CONSIDERING WHETHER TO APPROVE THE REORGANIZATION YOU SHOULD NOTE THAT:

•
The Reorganization is part of a larger initiative to reposition, rationalize and streamline the MainStay Group of Funds in order to reduce duplication among funds, strengthen the fund lineup overall, and offer funds with higher asset levels to potentially benefit shareholders through economies of scale;

•	The Funds are each managed by New York Life Investments and subadvised by Epoch (see “Information About the Management of the Funds” below);

•	As of August 14, 2009, the Funds have the same portfolio managers and materially identical investment objectives, strategies, principal risks and primary benchmark indices;

•	Each Fund historically has focused on investing in securities of companies with small market capitalizations;

•	Total assets of the Small Cap Growth Fund and Small Company Value Fund, as of April 30, 2009, were approximately $80 million and $183 million, respectively;

•
New York Life Investments expects shareholders of the Funds over time to benefit from potential economies of scale, including decreased expenses with two investment portfolios becoming one larger investment portfolio;

•
While recognizing that past performance is not a guarantee of future results, particularly in light of the fact that the Small Cap Growth Fund and the Small Company Value Fund each recently appointed a new subadvisor and modified its principal investment strategies, investment process, principal risks, and primary benchmark index, the performance of the Small Company Value Fund, as of April 30, 2009, gross of expenses, outperformed the Small Cap Growth Fund on an absolute basis over the previous one-, three-, five- and ten-year time periods;

•
Absent currently effective expense limitation agreements, on a pro forma basis assuming the Reorganization had occurred, the total annual fund operating expenses for the combined Small Company Value Fund are expected to be lower than current total annual fund operating expenses applicable to all share classes of the Small Cap Growth Fund.  However, when applying the current expense limitations for the Small Cap Growth Fund and the Small Company Value Fund, the pro forma net total annual operating expenses for the combined Small Company Value Fund are expected to be higher than all classes of the Small Cap Growth Fund;

•
The Small Cap Growth Fund has benefited from historical expense caps and waivers. However, if the Reorganization is not approved by Small Cap Growth Fund shareholders, New York Life Investments likely would seek Board approval to modify or eliminate the current expense caps and waivers (in this regard, shareholders may wish to note that New York Life Investments had initially proposed Board consideration of modifications to ease the expense caps and waivers in place with respect to this Fund in connection with the Board’s most recent annual review of the Fund’s investment advisory and subadvisory agreements, but had determined not to pursue these modifications in light of its proposal to reorganize the Small Cap Growth Fund);

•
The Small Cap Growth Fund will bear two-thirds of the direct expenses, including solicitation costs, relating to the Reorganization and New York Life Investments will bear directly the remaining one-third of these costs (although it is likely that New York Life Investments also will indirectly bear some or all of the costs apportioned to the Small Cap Growth Fund pursuant to an expense limitation agreement in place with respect to this Fund);

•	The Small Cap Growth Fund will bear the costs associated with making its portfolio adjustments in anticipation of the Reorganization, including brokerage fees and expenses;

•
New York Life Investments intends the Reorganization to qualify as a tax-free reorganization, and completion of the Reorganization is conditioned upon receiving an opinion of counsel to that effect, therefore avoiding any federal tax consequences to the shareholders of the Small Cap Growth Fund; and

•
The Reorganization will not result in a dilution of the economic interests of Small Cap Growth Fund shareholders because such shareholders will receive Small Company Value Fund shares with the same aggregate net asset value as their Small Cap Growth Fund shares.

Approval of the Reorganization will require the affirmative vote of the holders of a majority of the “outstanding voting securities” of the Small Cap Growth Fund, as specified under the Investment Company Act of 1940, as amended (the “1940 Act”).  See “Voting Information” below.

Board Recommendation

For the reasons set forth below in the sections of the Proxy Statement/Prospectus entitled “Reasons for the Reorganization” and “Board Considerations,” the Board, including all of the Trustees who are not “interested persons” of the Funds (as that term is defined in the 1940 Act), has concluded that the Reorganization would be in the best interests of each Fund, and that the interests of the Small Cap Growth Fund’s existing shareholders would not be diluted as a result of the Reorganization.  The Board, therefore, has submitted the Reorganization Agreement for approval by you, the shareholders of the Small Cap Growth Fund.

THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE REORGANIZATION.

COMPARATIVE INFORMATION RELATING TO THE
REORGANIZATION

Comparison of Investment Objectives, Strategies, Risk Factors and Management

This section sets forth the investment objectives, principal investment strategies, risk factors and management of the Small Company Value Fund, and compares these objectives, strategies, and factors with those of the Small Cap Growth Fund.  Except as described further below, there are no material differences between the fundamental investment restrictions of the Small Company Value Fund and Small Cap Growth Fund.

Effective June 29, 2009, the Small Cap Growth Fund retained Epoch as its Subadvisor.  Exhibit A serves as an Information Statement to shareholders of the Small Cap Growth Fund and furnishes information about Epoch in connection the Board’s appointment of Epoch as Subadvisor to the Small Cap Growth Fund pursuant to the Order issued by the SEC.  Effective June 29, 2009, the Small Company Value Fund retained Epoch as its interim subadvisor.  Both Funds have the same portfolio managers.

In addition, effective August 14, 2009, Small Cap Growth Fund’s principal investment strategies, investment process, primary benchmark index, and principal risks were modified such that they are materially identical to the Small Company Value Fund’s.  These modifications are discussed in a Supplement dated June 29, 2009 to the Small Cap Growth Fund’s Prospectus.  Accordingly, there are not expected to be any significant differences between the portfolio composition or management of the Small Company Value Fund and Small Cap Growth Fund on the date of the Special Meeting, and the information listed below applies equally to the Small Cap Growth Fund and the Small Company Value Fund.

Investment Objective
Each Fund’s investment objective is to seek long-term capital appreciation by investing primarily in securities of small-cap companies.

Principal Investment Strategies
Each Fund normally invests at least 80% of its assets in companies with market capitalizations at the time of investment comparable to companies in the Russell 2500TM Index and invests primarily in common stocks and securities convertible into common stock. The Funds may also engage in the lending of portfolio securities.

The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “mid” cap. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The market capitalizations of companies in this Index fluctuate and as of May 31, 2009, they ranged from $45 million to $7 billion.

Investment Process
Epoch, each Fund’s Subadvisor, believes small and mid capitalization companies offer a highly attractive investment opportunity due to the low level of research coverage they receive (and thus potentially undiscovered investment opportunities), and the fact that these businesses are typically more focused and offer higher growth potential than larger companies.  Epoch takes a long-term approach to investing, and relies primarily on its proprietary fundamental research.  The portfolio is constructed using this bottom-up process.

Epoch desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles without running a high degree of capital risk.  Epoch analyzes a business in the same manner a private investor would in looking to purchase the entire company.  Epoch only invests in those businesses it understands and where it has confidence in the company’s management and financial strength.  Epoch seeks businesses that generate “free cash flow” and securities that have unrecognized potential, yet possess a combination of above average free cash flow growth, and/or below average valuation.

Epoch sells or reduces a position in a security when it sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company’s shares fully reflect the opportunities once thought unrecognized in share price. When Epoch believes that objectives are not being met it can be for a number of reasons: the economic or competitive environment might be changing; company management’s execution could be disappointing; or worst case, management proves to be less than forthright or have an inappropriate assessment of the company’s state and the task at hand.

Principal Risks
The Funds’ investments in common stocks and other equity securities are subject to the risks of changing economic, stock market, industry and company conditions and the risks inherent in management’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunities for greater gain often come with the possibility of a greater risk of loss. Some of the securities in which the Fund may invest, therefore, may carry above-average risk compared to the risk of securities found in common stock indices, such as the Dow Jones Industrial Average and the S&P 500® Index.

In comparison to stocks of companies with larger capitalizations, stocks of small-capitalization companies may have:
•	more price volatility;
•	greater spreads between their bid and ask prices;
•	fewer shares outstanding and thus significantly lower trading volumes; and/or
•	cyclical, static or moderate growth prospects.

Small-capitalization companies may be more vulnerable to adverse business or market developments than large-capitalization companies.

The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies.  If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase.  Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

The principal risk of investing in value stocks is that they may never reach what the Subadvisor believes is their full value or that they may even go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions and therefore the Fund’s performance may be lower or higher than that of funds that invest in other types of equity securities.

The Funds’ use of securities lending presents certain risks.  The risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

In a securities lending transaction, a Fund lends securities from its portfolio to a broker-dealer (or other financial intermediary) for a period of time.  The Fund receives interest and/or a fee and a promise that the securities will be returned on a fixed date.

Due to their trading strategies, the Funds may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you may pay taxes, even if you do not sell any shares by year-end).

Portfolio turnover measures the amount of trading a Fund does during the year.

Fundamental Investment Restrictions

The Small Cap Growth Fund and Small Company Value Fund have each adopted fundamental investment restrictions (i.e., policies that require shareholder approval to modify) that differ in certain respects.  For example, while both Funds have adopted a fundamental investment restriction regarding borrowing activities, the Small Company Value Fund is more limited than the Small Cap Growth Fund in terms of the degree to which the Small Company Value Fund may borrow.  The Small Company Value Fund also has adopted various fundamental restrictions that are not also fundamental restrictions of the Small Cap Growth Fund.  These include restrictions on (1) purchasing securities on margin, (2) selling securities short, and (3) investing in puts, calls, straddles, spreads or combinations thereof, among others.  While these activities carry certain risks and represent differences between the Funds, New York Life Investments does not believe that these differences are material to the manner in which the Funds are managed or result in one Fund being subject to materially greater risk than the other.  For a complete comparison of the Funds’ fundamental investment restrictions, please see Exhibit C to this Proxy Statement/Prospectus.

The following tables contain information regarding the assets, holdings, and management of the Funds.  Unless otherwise indicated, this information is as of April 30, 2009 and does not, therefore reflect certain changes in the Small Cap Growth Fund’s and Small Company Value Fund’s management, investment objective and strategies that took effect on August 14, 2009.  Please note that as a result of these more recent changes, the information provided about the Funds is expected to be substantially similar to one another on the date of the Special Meeting.

As of April 30, 2009	Small Cap Growth Fund	Small Company Value Fund
Net Assets	$80.2 million	$183.1 million
Number of Holdings	101	91
Portfolio Composition	90.3% - Equities 4.7% - Exchange Traded Fund 5.0% - Cash	96.7% - Equities 3.3% - Cash
Primary Benchmark	Russell 2500TM Index[1]	Russell 2500TM Index[1]
% of AUM in Top 10 Holdings	21.4%	17.6%
Portfolio Turnover Rate (As of 10/31/08)	75%	158%
Investment Manager	New York Life Investment Management LLC	New York Life Investment Management LLC
Subadvisor[2]	Epoch	Epoch
Portfolio Managers[3]	David N. Pearl, CFA, William W. Priest, CFA and Michael A. Welhoelter, CFA	David N. Pearl, CFA, William W. Priest, CFA and Michael A. Welhoelter, CFA

1
The Russell 2500TM Index is a broad index featuring 2,500 stocks that cover the small and mid-cap market capitalizations.  The Russell 2500TM Index is a market cap weighted index that includes the smallest 2,500 companies covered in the Russell 3000® universe of United States-based listed equities.  You cannot invest directly in an index.  Effective August 14, 2009, the Funds selected the Russell 2500TM Index as their primary benchmark index due to a change in subadvisor.  Prior to that date, the Small Cap Growth Fund’s primary benchmark was the Russell 2000® Growth Index and the Small Company Value Fund’s primary benchmark was the Russell 2000® Value Index.

2	Epoch became the Subadvisor to the Small Cap Growth Fund and interim subadvisor to the Small Company Value Fund on June 29, 2009.

3
Messrs. Pearl, Priest and Welhoelter became the portfolio managers of the Small Cap Growth Fund and the Small Company Value Fund on June 29, 2009, as a result of the appointment of Epoch as the Subadvisor to Small Cap Growth Fund and interim subadvisor to the Small Company Value Fund.  If shareholders of Small Company Value Fund approve the subadvisory agreement with Epoch at a meeting to be held on October 16, 2009, the portfolio managers listed above will continue to serve as portfolio managers on an ongoing basis.

Top Ten Holdings as of June 30, 2009:

Small Cap Growth Fund			Small Company Value Fund
Name	% Net Assets		Name	% Net Assets
[_]	[_	%]	[_]	[_	%]
[_]	[_	%]	[_]	[_	%]
[_]	[_	%]	[_]	[_	%]
[_]	[_	%]	[_]	[_	%]
[_]	[_	%]	[_]	[_	%]
[_]	[_	%]	[_]	[_	%]
[_]	[_	%]	[_]	[_	%]
[_]	[_	%]	[_]	[_	%]
[_]	[_	%]	[_]	[_	%]
[_]	[_	%]	[_]	[_	%]

Description of Fund Classes

As noted above, both Funds offer Investor Class, Class A, Class B, Class C and Class I shares.  The corresponding classes of shares of each Fund have the same class-specific features.

Purchase, Redemption and Exchange Features

The Funds have the same policies with respect to purchases, redemptions and exchanges by shareholders.  See the “Shareholder Guide” for a detailed description of purchase, redemption and exchange features.

Comparison of Fees and Expenses

The following discussion describes and compares the fees and expenses of the Funds. Expenses of the Funds are based upon the operating expenses as of April 30, 2009.  Pro forma fees show estimated expenses of the Small Company Value Fund after giving effect to the proposed Reorganization.  Pro forma numbers are estimated in good faith and are hypothetical.

Class A

Shareholder Fees (fees paid directly from shareholder’s investment)	Small Cap Growth Fund	Small Company Value Fund	Small Company Value Fund Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds) (1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (2)	1.01%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (3)	0.25%	0.25%	0.25%
Other Expenses (4)	0.72%	0.58%	0.58%
Acquired (Underlying) Fund Fees and Expenses (5)	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses (6)	1.99%	1.68%	1.68%
Fee Recoupments/(Waivers/Reimbursements) (6)	(0.50)%	(0.15)%	(0.15)%
Net Annual Fund and Underlying Fund Expenses (6)	1.49%	1.53%	1.53%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses) (6)	1.48%	1.53%	1.53%

Class I

Shareholder Fees (fees paid directly from shareholder’s investment)	Small Cap Growth Fund	Small Company Value Fund	Small Company Value Fund Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds) (1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (2)	1.01%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (3)	None	None	None
Other Expenses (4)	0.72%	0.58%	0.58%
Acquired (Underlying) Fund Fees and Expenses (5)	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses (6)	1.74%	1.43%	1.43%
Fee Recoupments/(Waivers/Reimbursements) (6)	(0.80)%	(0.26)%	(0.26)%
Net Annual Fund and Underlying Fund Expenses (6)	0.94%	1.17%	1.17%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses) (6)	0.93%	1.17%	1.17%

Class B

Shareholder Fees (fees paid directly from shareholder’s investment)	Small Cap Growth Fund	Small Company Value Fund	Small Company Value Fund Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds) (1)	5.00%	5.00%	5.00%
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (2)	1.01%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (3)	1.00%	1.00%	1.00%
Other Expenses (4)	1.09%	0.68%	0.86%
Acquired (Underlying) Fund Fees and Expenses (5)	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses (6)	3.11%	2.53%	2.71%
Fee Recoupments/(Waivers/Reimbursements) (6)	(0.77)%	(0.15)%	(0.33)%
Net Annual Fund and Underlying Fund Expenses (6)	2.34%	2.38%	2.38%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses) (6)	2.33%	2.38%	2.38%

Class C

Shareholder Fees (fees paid directly from shareholder’s investment)	Small Cap Growth Fund	Small Company Value Fund	Small Company Value Fund Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds) (1)	1.00%	1.00%	1.00%
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (2)	1.01%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (3)	1.00%	1.00%	1.00%
Other Expenses (4)	1.09%	0.68%	0.86%
Acquired (Underlying) Fund Fees and Expenses (5)	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses (6)	3.11%	2.53%	2.71%
Fee Recoupments/(Waivers/Reimbursements) (6)	(0.77)%	(0.15)%	(0.33)%
Net Annual Fund and Underlying Fund Expenses (6)	2.34%	2.38%	2.38%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses) (6)	2.33%	2.38%	2.38%

Investor Class

Shareholder Fees (fees paid directly from shareholder’s investment)	Small Cap Growth Fund	Small Company Value Fund	Small Company Value Fund Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds) (1)	None	None	None
Redemption Fee/Exchange Fee (as a percentage of redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (2)	1.01%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees (3)	0.25%	0.25%	0.25%
Other Expenses (4)	1.09%	0.68%	0.86%
Acquired (Underlying) Fund Fees and Expenses (5)	0.01%	0.00%	0.00%
Total Annual Fund Operating Expenses (6)	2.36%	1.78%	1.96%
Fee Recoupments/(Waivers/Reimbursements) (6)	(0.77)%	(0.15)%	(0.33)%
Net Annual Fund and Underlying Fund Expenses (6)	1.59%	1.63%	1.63%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses) (6)	1.58%	1.63%	1.63%

(1)
Generally, Investor Class and Class A shares are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Investor Class or Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

(2)
The management fee for the Small Company Value Fund is an annual percentage of the Fund’s average daily net assets as follows: 0.85% on assets up to $1 billion and 0.80% on assets in excess of $1 billion. Expense information in the table has been restated to reflect current fees.

The management fee for the Small Cap Growth Fund is an annual percentage of the Small Cap Growth Fund’s average daily net assets plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement. Effective August 1, 2008, New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.85% on assets up to $1 billion and 0.80% on assets in excess of $1 billion. Without this waiver, the actual management fee would be 1.00% on assets up to $1 billion and 0.95% on assets in excess of $1 billion.  Effective August 1, 2008, the Small Cap Growth Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.03% increase in the Small Cap Growth Fund’s management fees.  This increase in management fees was offset by a 0.03% decrease in the Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses.

(3)
Because the 12b-1 fee is an ongoing fee charged against the assets of a Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(4)	“Other Expenses” include, among other things, fees payable for transfer agency services, which may differ between the classes.

(5)
In addition to the “Total Annual Fund Operating Expenses” that the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the other funds in which the Funds invest (“Underlying Funds”). The table shows the Funds’ estimated indirect expense from investing in Underlying Funds based on the allocation of each Fund’s assets among the Underlying Funds.  This expense may be higher or lower over time depending on the actual investments of the Fund’s assets in the Underlying Funds and the actual expenses of the Underlying Funds.

(6)
Each class of shares of the Funds is subject to an expense limitation agreement with New York Life Investments.

For the Small Company Value Fund, effective February 13, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.63%; Class A, 1.53%; Class B, 2.38%; Class C, 2.38%; and Class I, 1.17%. These expense limitations may be modified or terminated only with the approval of the Board.  Prior to February 13, 2009, New York Life Investments had a written expense limitation agreement that set the expense limitations at 1.55% for Class A shares, 2.40% for Class B shares and 2.40% for Class C shares and 1.19% for Class I shares.

For the Small Cap Growth Fund, effective April 1, 2008 (February 28, 2008 for Investor Class shares), New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.58%; Class A, 1.48%; Class B, 2.33%; Class C, 2.33%; and Class I, 0.93%. These expense limitations may be modified or terminated only with the approval of the Board.  Prior to April 1, 2008, New York Life Investments had a written expense limitation agreement that set the expense limitations at 2.23% for Class B shares and 2.23% for Class C Shares.  The limitations for Class A shares and Class I shares were the same as in the April 1, 2008 agreement.

Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from a Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense. The term “total ordinary operating expenses” excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which a Fund invests.

Examples

The following examples are intended to help you compare the costs of investing in each Fund and the potential combined Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in each Fund and in the potential combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them.  The examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same and that all dividends and distributions are reinvested.  Your actual costs may be higher or lower than those shown.

Small Company Value Fund

Expenses After	Class A	Class I	Class B*		Class C		Investor Class
			Assuming no redemption	Assuming redemption at the end of each period	Assuming no redemption	Assuming redemption at the end of each period
1 Year	$697	$119	$241	$741	$241	$341	$707
3 Years	$1,037	$427	$773	$1,073	$773	$773	$1,066
5 Years	$1,399	$757	$1,332	$1,532	$1,332	$1,332	$1,448
10 Years	$2,416	$1,691	$2,715	$2,715	$2,854	$2,854	$2,518
*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Small Cap Growth Fund

Expenses After	Class A	Class I	Class B*		Class C		Investor Class
			Assuming no redemption	Assuming redemption at the end of each period	Assuming no redemption	Assuming redemption at the end of each period
1 Year	$692	$95	$236	$736	$236	$336	$702
3 Years	$1,093	$416	$822	$1,122	$824	$824	$1,175
5 Years	$1,519	$760	$1,434	$1,634	$1,438	$1,438	$1,674
10 Years	$2,701	$1,732	$2,930	$2,930	$3,094	$3,094	$3,041
*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Small Company Value Fund — Pro Forma Combined

Expenses After	Class A	Class I	Class B*		Class C		Investor Class
			Assuming no redemption	Assuming redemption at the end of each period	Assuming no redemption	Assuming redemption at the end of each period
1 Year	$697	$119	$241	$741	$241	$341	$707
3 Years	$1,037	$427	$810	$1,110	$810	$810	$1,101
5 Years	$1,399	$757	$1,405	$1,605	$1,405	$1,405	$1,520
10 Years	$2,416	$1,691	$2,836	$2,836	$3,017	$3,017	$2,684
*	The above example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

Past Performance of Small Company Value Fund

The following bar chart and tables indicate some of the risks of investing in the Small Company Value Fund.  The bar chart shows you how the Small Company Value Fund’s calendar year performance has varied over the last ten years.  The table shows how the Small Company Value Fund’s average annual total returns (before and after taxes) for one-, five- and ten-year periods compare to those of a broad-based securities market index.  Average annual total returns reflect actual sales loads, service and/or distribution fees.  Sales loads are not reflected in the bar chart or in the best and worst quarterly returns.  Absent expense limitations and/or fee waivers, performance would have been lower.  Performance data for the classes varies based on differences in their fee and expense structures.  Performance figures for Class A and B shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004, adjusted for differences in certain contractual expenses and fees.  Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 2, 2004) from December 30, 2002 through January 1, 2004 and the historical performance of the Class I shares through December 29, 2002, adjusted for differences in certain contractual expenses and fees. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in expenses and fees.  It is expected that the combined Small Company Value Fund will retain the performance history of the Small Company Value Fund after the Reorganization.  As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Unadjusted, the performance shown for the newer classes might have been lower.  Effective January 30, 2009, the Fund changed its investment objective and principal investment strategies.  The past performance in the bar chart and table reflect the Fund’s prior investment objective and principal investment strategies.

As of June 30, 2009, Class I shares of the Small Company Value Fund had a year-to-date return of 15.57%.

Annual Returns, Class I Shares
(by calendar year 1999–2008)

Best and Worst Quarterly Returns, Class I Shares

(1999 – 2008)	Return	Quarter/Year
Highest returns/best quarter	21.15%	4Q/03
Lowest return/worst quarter	-25.23%	4Q/08

Average Annual Total Returns
(for the period ended December 31, 2008)1
	1 year	5 years	10 years
MainStay Small Company Value Fund Return Before Taxes on Distributions Investor Class Class A Class B Class C Class I	-40.36% -40.31% -40.46% -37.94% -36.51%	-5.15% -5.13% -5.08% -4.81% -3.61%	1.82% 1.83% 1.63% 1.65% 2.77%
Return After Taxes on Distributions[2] Class I	-36.98%	-5.19%	1.65%
Return After Taxes on Distributions and Sale of Fund Shares[2] Class I	-23.48%	-3.01%	2.30%
Russell 2500TM Index[3] (reflects no deductions for fees, expenses or taxes)	-36.79%	-0.98%	4.08%
Russell 2000® Value Index[4] (reflects no deductions for fees, expenses or taxes)	-28.92%	0.27%	6.11%

1
See above under “Past Performance of Small Company Value Fund” for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.

2
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares of the Fund. After-tax returns for Investor Class, Class A, B and C shares may vary.

3
Effective August 14, 2009, the Fund’s primary benchmark index is the Russell 2500TM Index. The Russell 2500TM Index is a broad index featuring 2,500 stocks that cover the small and mid cap market capitalizations. The Russell 2500TM is a market cap weighted index that includes the smallest 2,500 companies covered in the Russell 3000® universe of United States-based listed equities. The Fund has selected the Russell 2500TM Index as its primary benchmark index in replacement of the Russell 2000® Growth Index because it believes Russell 2500TM Index is more reflective of the Fund’s current investment style.  You cannot invest directly in an index.

4
The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions of the Reorganization under which the proposed transactions may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below.  This summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached as Exhibit B.

The Reorganization Agreement contemplates the transfer of all of the assets of the Small Cap Growth Fund and the assumption of the liabilities of the Small Cap Growth Fund by the Small Company Value Fund in exchange for shares of beneficial interest of the Small Company Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Small Cap Growth Fund.  The Small Cap Growth Fund would then distribute to its shareholders the portion of the same class of shares of the Small Company Value Fund to which each such shareholder is entitled, with each shareholder receiving the same class of shares of the Small Company Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Small Cap Growth Fund held by that shareholder as of the close of business on the Closing Date.  Thereafter, the Small Cap Growth Fund would be liquidated and dissolved.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the Reorganization by the shareholders of the Small Cap Growth Fund.  The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by the Reorganization Agreement.

 Costs associated with portfolio adjustments that would occur between the time of shareholder approval of the Reorganization and the Closing Date will be borne by the Small Cap Growth Fund.  In light of the recent modifications to the Small Cap Growth Fund discussed above, it is not anticipated that there will be any significant portfolio adjustments needed as part of the Reorganization.

Dividend and capital gain distributions to Small Cap Growth Fund shareholders made prior to the Reorganization may result in tax consequences for the Small Cap Growth Fund shareholders.  It is currently anticipated that there will not be any capital gain distributions prior to the Reorganization.

Until the Closing Date, shareholders of the Small Cap Growth Fund will continue to be able to redeem or exchange their shares of that Fund.  Redemption or exchange requests received after the Closing Date will be treated as requests received by the Small Company Value Fund for the redemption or exchange of its shares.

The Reorganization Agreement may be terminated by the Board if circumstances should develop that, in the opinion of Board, make proceeding with the Agreement inadvisable for a Fund.  Please refer to Exhibit B to review the terms and conditions of the Reorganization Agreement.

Accounting and Performance History

The Small Company Value Fund will be the accounting survivor in the Reorganization.  Furthermore, the combined Small Company Value Fund will retain the performance history of the Small Company Value Fund.

Reasons for the Reorganization

New York Life Investments recommended the Reorganization to the Board of the Funds because it believes that shareholders of the Small Cap Growth Fund would benefit over the longer term (1) from the potential for asset growth as part of the Small Company Value Fund; (2) from the increased potential to achieve additional economies of scale for the benefit of shareholders over time with the combination of the assets of the Funds; and (3) from the better coverage of the small cap universe that consolidating to a single small cap strategy with a more “core,” or central, investment style is expected to provide for shareholders.

More broadly, New York Life Investments also believes that the Reorganization will further its objective to focus the MainStay Group of Funds’ product offerings in key asset categories and certain core investment strategies in an effort to offer fund products with strong investment performance over time that have a greater likelihood of attaining economies of scale for the benefit of shareholders.  Additionally, New York Life Investments believes that initiatives involving several funds within the MainStay Group of Funds including the Reorganization will reposition, rationalize and streamline the MainStay Group of Funds to reduce duplication among funds, strengthen the fund lineup overall, and offer funds with higher asset levels that may potentially benefit shareholders with economies of scale.

Board Considerations

At a meeting held on June 23, 2009, the Board unanimously voted that the Reorganization would be in the best interests of the Small Cap Growth Fund and its shareholders, and that the interests of the Funds’ shareholders would not be diluted.  In evaluating the Reorganization, the Board, including all of the Trustees who are not “interested persons” of the Funds (as that term is defined in the 1940 Act), considered the recommendations of New York Life Investments to approve the Reorganization and other factors, including the following:

•
that neither the Small Cap Growth Fund nor the Small Company Value Fund historically has been able to achieve sufficient assets to take full advantage of economies of scale and that New York Life Investments believes that the proposed Reorganization offers both Funds a better opportunity to reach sustainable asset levels for the benefit of shareholders, including the potential for decreased total annual fund operating expenses;

•
New York Life Investments’ objective to focus the MainStay Group of Funds’ product offerings in key asset categories and certain core investment strategies in an effort to offer fund products with strong investment performance over time that have a greater likelihood of attaining economies of scale for the benefit of shareholders;

•
that New York Life Investments believes consolidating these Funds to a single small cap strategy that is a more “core” or central investment style may provide shareholders with better investment coverage in the small cap universe than a “growth” or “value” style alone;

•
that the Board’s decision to modify both Funds’ investment objectives, strategies and restrictions in connection with the engagement of Epoch as the Subadvisor to the Small Cap Growth Fund and the interim subadvisor to the Small Company Value Fund has resulted in the Small Cap Growth Fund having materially identical investment objectives, strategies,  and risks as the Small Company Value Fund, and currently each Fund is managed by the same Subadvisor, Epoch;

•
that, while recognizing that past performance is not a guarantee of future results, particularly in light of the recent modifications to the Small Cap Growth Fund and the Small Company Value Fund discussed above, the Small Company Value Fund, as of April 30, 2009, gross of expenses, outperformed the Small Cap Growth Fund on an absolute basis over the previous one-, three-, five- and ten-year time periods;

•
that, while recognizing the recent modifications to the Small Cap Growth Fund discussed above, the Small Company Value Fund has performed better relative to its Lipper* peers than the Small Cap Growth Fund has performed relative to its Lipper peers over the previous one-year period, although the two Funds have performed comparably relative to their respective peers over the previous three-, five- and ten-year periods;

•	that the Small Company Value Fund has a lower management fee than the Small Cap Growth Fund;

•
that, absent currently effective expense limitation agreements, on a pro forma basis assuming the Reorganization had occurred, the total annual fund operating expenses for the combined Small Company Value Fund are expected to be lower than current total annual fund operating expenses applicable to all share classes of the Small Cap Growth Fund.  The Board noted, however, that when applying the current expense limitations for the Small Cap Growth Fund, the pro forma net total annual operating expenses for the combined Small Company Value Fund are expected to be higher than all classes of the Small Cap Growth Fund;

*	Lipper Inc. is an independent monitor of mutual fund performance. Results are based on average total returns of similar funds with all dividend and capital-gain distributions reinvested.

•
that the Small Cap Growth Fund has benefited from historical expense caps and waivers, and New York Life Investments likely would seek Board approval to modify or eliminate the current expense caps and waivers if the Reorganization is not approved by Small Cap Growth Fund shareholders (in this regard, the Board noted that New York Life Investments had initially proposed Board consideration of modifications to ease the expense caps and waivers in place with respect to this Fund in connection with the Board’s most recent annual review of the Fund’s investment advisory and subadvisory agreements, but had determined not to pursue these modifications in light of its proposal to reorganize the Small Cap Growth Fund);

•
that the Small Cap Growth Fund will bear two-thirds of the direct expenses, including solicitation costs, relating to the Reorganization and New York Life Investments will bear directly the remaining one-third of these costs (although it is likely that New York Life Investments also will indirectly bear some or all of the costs apportioned to the Small Cap Growth Fund pursuant to an expense limitation agreement in place with respect to this Fund);

•	the Small Cap Growth Fund will bear the costs associated with making its portfolio adjustments in anticipation of the Reorganization, including brokerage fees and expenses;

•
that New York Life Investments intends the Reorganization to qualify as a tax-free reorganization, and completion of the Reorganization is conditioned upon receiving an opinion of counsel to that effect, therefore avoiding any federal tax consequences to the shareholders of the Small Cap Growth Fund; and

•	possible alternatives to the Reorganization, which could include the possible liquidation of the Small Cap Growth Fund.

The Board also acknowledged the future potential benefits to New York Life Investments, including that New York Life Investments’ costs to administer the Funds may be reduced if the Reorganization is approved.  Based on the foregoing, the Board determined that the interests of the shareholders of the Funds will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of the Funds.

Tax Considerations

The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither the Small Cap Growth Fund nor its shareholders, nor the Small Company Value Fund nor its shareholders, are expected to recognize any gain or loss for Federal income tax purposes from the Reorganization.

As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP substantially to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

•	the Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code;

•	no gain or loss will be recognized by the Small Company Value Fund upon its receipt of the Small Cap Growth Fund’s assets in exchange for shares of the Small Company Value Fund;

•
no gain or loss will be recognized by the Small Cap Growth Fund upon transfer of its assets to the Small Company Value Fund in exchange for shares of the Small Company Value Fund or upon the distribution of shares of the Small Company Value Fund to the shareholders of the Small Cap Growth Fund in exchange for their shares of the Small Cap Growth Fund;

•	no gain or loss will be recognized by shareholders of the Small Cap Growth Fund upon exchange of their shares of the Small Cap Growth Fund for shares of the Small Company Value Fund;

•
the aggregate tax basis of shares of the Small Company Value Fund received by each shareholder of the Small Cap Growth Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Small Cap Growth Fund held by such shareholder immediately prior to the Reorganization;

•
the holding period of the shares of the Small Company Value Fund received by each shareholder of the Small Cap Growth Fund will include the period during which shares of the Small Cap Growth Fund exchanged therefor were held by such shareholder, provided that such shares are held as capital assets on the date of the Reorganization;

•
the tax basis of the assets of the Small Cap Growth Fund acquired by the Small Company Value Fund will be the same as the tax basis of such assets to the Small Cap Growth Fund immediately prior to the Reorganization; and

•	the holding period of the Small Cap Growth Fund’s assets in the hands of the Small Company Value Fund will include the period during which those assets were held by the Small Cap Growth Fund.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Shareholders should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.  Because this discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

As of April 30, 2009, both Funds have accumulated net capital losses and unrealized net capital losses.  In general, net capital losses can be utilized to offset capital gains in subsequent years subject to certain limitations in accordance with the Code and are referred to as capital loss carryforwards.  Additionally, both Funds may have further limitations on the utilization of any of the Funds’ capital loss carryforward against any built-in unrealized capital appreciation at the time of the Reorganization.

As of April 30, 2009, the Small Cap Growth Fund had capital loss carryforwards of approximately $105 million and approximately $27 million of realized and unrealized net capital losses, and the Small Company Value Fund had capital loss carryforwards of approximately $195 million and approximately $100 million of realized and unrealized net capital losses.  Based on the information available on April 30, 2009, it is expected that there would be an additional annual limitation in the approximate amount of $4 million on the use of the Small Cap Growth Fund’s capital loss carryforwards as a result of the Reorganization and a portion of such loss carryforwards may expire before they are utilized.  It should be noted, however, that after the Reorganization, the Small Cap Growth Fund’s shareholders would also benefit from their share of capital loss carryforwards and unrealized net capital losses of the Small Company Value Fund.

Immediately prior to the Reorganization, the Small Cap Growth Fund, to the extent necessary, will pay any dividends out of net investment income or distributions of capital gains which, together with all previous distributions, is intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward).  This distribution will be taxable to Small Cap Growth Fund shareholders that are subject to taxation.  It is currently anticipated that there will not be a capital gain distribution prior to the Reorganization.

Expenses of the Reorganization

New York Life Investments has agreed to bear one-third of the direct expenses relating to the Reorganization, including solicitation costs.  The remaining two-thirds of the direct expenses will be borne by the Small Cap Growth Fund.  However, due to a currently applicable expense limitation agreement in place with respect to the Small Cap Growth Fund, it is likely that New York Life Investments also will indirectly bear some or all of the costs apportioned to the Small Cap Growth Fund pursuant to this agreement.  New York Life Investments estimates the total cost of the Reorganization to be between $[ __________] and $[ __________].  The Small Cap Growth Fund will bear any transaction expenses associated with making portfolio adjustments in anticipation of its Reorganization, including brokerage fees and expenses.

The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, and expenses of holding one or more shareholder meetings.  Costs associated with the portfolio adjustments that would occur between the time of shareholder approval of the Reorganization and the Closing Date will be borne by the Small Cap Growth Fund.  In light of the recent modifications to the Small Cap Growth Fund discussed above, it is not anticipated that there will be any significant portfolio adjustments needed as part of the Reorganization.

Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

Material Differences in the Rights of Fund Shareholders

The MainStay Small Cap Growth Fund is a series of the Trust, a Massachusetts business trust governed by a Board of Trustees with eight members.  The MainStay Small Company Value Fund is a series of Eclipse Funds, a Massachusetts business trust governed by a Board of Trustees made up of the same individuals.  Each Fund is governed by a separate Declaration of Trust and By-Laws.

The chart at Exhibit D provides additional information with respect to the similarities and differences in the forms of organization of the Trust and Eclipse Funds.  Shareholders who wish to make a more thorough comparison should refer to the provisions of the respective Declaration of Trust and By-Laws.  Copies of these documents are available to shareholders without charge upon written request.

INFORMATION ABOUT THE MANAGEMENT OF THE FUNDS

The Board

The Board of each Fund is made up of the same individuals.  The Board oversees the actions of New York Life Investments and, if applicable, any subadvisors, and decides on general policies.  The Board also oversees each Fund’s officers, who conduct and supervise the daily business of the Funds.

The Investment Advisor

New York Life Investments, 51 Madison Avenue, New York, New York 10010, is the investment manager of each of the Funds.  New York Life Investments was formed as an independently managed, indirect, wholly-owned subsidiary of New York Life Insurance Company in April 2000.  As of May 31, 2009, New York Life Investments managed approximately $234 billion in assets.

In conformity with the stated policies of the Funds and pursuant to management agreements with the Trust and Eclipse Funds, New York Life Investments administers each Fund’s business affairs and manages the investment operations and composition of each Fund, subject to the supervision of the Board, pursuant to Investment Management Agreements that are substantially similar across the Funds except as discussed below with respect to certain fund accounting services provided to series of the MainStay Trust.  New York Life Investments, with the approval of the Board and, where required, the shareholders of the applicable Fund, may recommend subadvisors to the Board based upon its continuing quantitative and qualitative evaluation of the subadvisor’s skill in managing assets using specific investment styles and strategies.  New York Life Investments also coordinates the investment activities of the subadvisors to help ensure compliance with regulatory restrictions.

In addition, New York Life Investments provides administrative and legal services to each of the Funds.  New York Life Investments provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial, legal, and accounting records required to be maintained by the Funds excluding those maintained by the Funds’ custodian and/or Epoch.  New York Life Investments pays the salaries and expenses of all personnel affiliated with the Funds except for the members of the Board and all the operational expenses that are not the responsibility of the Funds.  New York Life Investments also pays fees to Epoch in exchange for its services as the Subadvisor to the Funds; these fees are not additional expenses of the Funds.

Effective August 1, 2008, the Amended and Restated Management Agreement applicable to the Small Cap Growth Fund was amended to include certain fund accounting services provided by New York Life Investments and the related fees. Prior to that date, these fund accounting services and fees were governed by a separate Fund Accounting Agreement between the Trust and New York Life Investments.  The total fund operating expenses of the Small Cap Growth Fund did not increase as a result of this change.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisors to investment companies be approved by shareholders.  As interpreted, this requirement also applies to the appointment of a subadvisor to the Funds.  Discussions regarding the basis for the Board’s approval of the Funds’ investment advisory contracts are available in the Funds’ Annual Reports for the fiscal year ended October 31, 2008.

The Manager and the Funds have obtained the Order from the SEC permitting the Manager, on behalf of the Funds and subject to the approval of the Board, including a majority of the Directors/Trustees who are not “interested persons” of the Fund (as that term is defined in the 1940 Act), to hire or terminate an unaffiliated subadvisor and to modify any existing or future subadvisory agreements with an unaffiliated subadvisor without shareholder approval.  The shareholders of the Small Cap Growth Fund, but not the Small Company Value Fund, have approved the manager-of-managers arrangement.  This authority is subject to certain conditions.  In particular, because the Small Cap Growth Fund relied on the Order to appoint Epoch as Subadvisor to the Fund, effective June 29, 2009, the Fund must notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new Subadvisor.  This information is provided in Exhibit A.

Subadvisor

Epoch, 640 Fifth Avenue, New York, New York 10010, serves as the Subadvisor to the Small Cap Growth Fund and as interim subadvisor to the Small Company Value Fund.  Epoch was incorporated in April 2004 as a Delaware corporation as an independent investment advisory firm.  As of May 31, 2009, Epoch managed approximately $[ ] billion in assets.

Under the supervision of the Manager and pursuant to the terms of an interim subadvisory agreement (with respect to Small Company Value Fund) (the “Interim Subadvisory Agreement”) and a subadvisory agreement (with respect to Small Cap Growth Fund) (the “Subadvisory Agreement”), Epoch acts as the Subadvisor to the Funds.  If shareholders of the Small Company Value Fund approve a new subadvisory agreement with Epoch at a separate special meeting scheduled to be held on Friday, October 16, 2009, Epoch will act as the Subadvisor to the Small Company Value Fund on an ongoing basis.  In connection with the Subadvisory Agreement on behalf of Small Cap Growth Fund, shareholders can find additional information in Exhibit A regarding the Board’s appointment of Epoch as Subadvisor to the Fund pursuant to the Order issued by the SEC.

As Subadvisor, Epoch is responsible for making specific decisions about buying, selling and holding securities, selecting broker and brokerage firms, maintaining accurate records, and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms.  Although Epoch is subject to general supervision by the Board and New York Life Investments, these parties do not evaluate the investment merits of specific securities transactions.

For providing these services to the Small Company Value Fund under the Interim Agreement, Epoch is paid an annual fee of 0.425% on assets up to $1 billion and 0.400% on assets in excess of $1 billion of assets under management.  If approved by shareholders of Small Company Value Fund, Epoch will advise that Fund on an ongoing basis under a subadvisory agreement at the same rate.  In a separate agreement between New York Life Investments and Epoch, Epoch will not share in any management fee modifications or new management fee breakpoints on the current management fee schedule for the Fund for the first three years in which Epoch is engaged as a Subadvisor to the Small Company Value Fund.  After expiration of that three year period, Epoch has agreed to share equally in any modifications to the management fee or management fee breakpoints for the Fund that have been implemented after the date Epoch was first retained to manage the Fund.  New York Life Investments pays the fees of Epoch, not the Small Company Value Fund.  The Subadvisory Agreement and the Interim Subadvisory Agreement can be terminated by New York Life Investments or by the Board upon 60 days’ notice, in which case Epoch would no longer manage the Small Company Value Fund.  Pursuant to Rule 15a-4 under the 1940 Act, the Interim Subadvisory Agreement can be of a duration of no longer than 150 days following the termination date of the previous subadvisory agreement with MacKay Shields, June 29, 2009.

Advisory and Subadvisory Fees

The following table describes the annual advisory fees currently paid to New York Life Investments by the Funds and the annual subadvisory fees paid by New York Life Investments to Epoch with respect to the Funds.

Fund	Investment Manager	Effective Fee Rate paid to Investment Manager for the Period Ended October 31, 2008[1]		Current Subadvisor	Effective Fee Rate Received by Current Subadvisor for the Period Ended October 31, 2008
Small Cap Growth Fund	New York Life Investments	0.52	%*	Epoch[2]	[	]%[2]
Small Company Value Fund	New York Life Investments	0.72%		Epoch[3]	N/A	[3]

1
The effective fee rates take into account any currently effective expense limitation, if applicable.  Please see the footnotes to the fee tables in the “Comparison of Fees and Expenses” section of this Proxy Statement/Prospectus for more information.

2	Epoch became the Subadvisor of the Small Cap Growth Fund on June 29, 2009. The effective fee rate paid to the previous subadvisor for the year ended October 31, 2008 was [ ]%.

3
Epoch became the interim subadvisor of the Small Company Value Fund on June 29, 2009.  The effective fee rate paid to the previous subadvisors, from January 1, 2009 through October 31, 2008, was [ ]%.  Prior to January 1, 2009, the Small Company Value Fund did not have a subadvisor and New York Life Investments had responsibility for the day-to-day portfolio management of the Fund.

*	Management fee reflects the inclusion of the fund accounting fee for the period commencing August 1, 2008.

In consideration for Epoch’s services described herein, New York Life Investments will also pay Epoch an additional quarterly service fee over the three-year period following the adoption of the Epoch Funds that, among other factors, is based upon a percentage of the total assets that are acquired as a result of the proposed Epoch Fund adoptions. There may also be additional payments made to Epoch should New York Life Investments and its affiliates fail to achieve certain sales targets over the three year period following the adoption of the Epoch Funds.  In addition to establishing the subadvisory relationship between Epoch and New York Life Investments for the Small Cap Growth Fund and certain other Mainstay Funds advised by New York Life Investments, Epoch and New York Life Investments contemplate an ongoing relationship between the parties wherein, among other things, (i) New York Life Investments agrees to recommend to the Board of the MainStay Group of Funds that Epoch continue to serve as subadvisor for certain MainStay Funds and the Epoch Funds, subject to Board approval and other conditions, (ii) Epoch agrees not to provide subadvisory services to certain competing funds, (iii) New York Life Investments has a right of first refusal to offer certain new Epoch products, (iv) Epoch and an affiliate of New York Life Investments enter into a distribution relationship with respect to certain separately managed account and unified managed account products, and (v) Epoch agrees to maintain certain minimum additional capacity levels for new sales by New York Life Investments in the funds and other investment products subadvised by Epoch.

Portfolio Managers

The persons who are jointly and primarily responsible for the Funds’ day-to-day management are set forth below.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds each manages is available in the Funds’ SAI.

David N. Pearl, CFA        Mr. Pearl has managed the MainStay All Cap Growth, MainStay Small Cap Growth and MainStay Small Company Value Funds since June 2009.  Mr. Pearl joined Epoch in 2004.  Prior to joining Epoch, Mr. Pearl was a Managing Director and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC from 2001 to 2004, where he was responsible for both institutional and private client assets. Previously, he held a similar portfolio management position at ING Furman Selz Asset Management from 1997 to 2001, where he was responsible for $200 million of institutional and private client assets. He also founded and managed Sagacity International Ltd., a long/short hedge fund from 1997 to 2001. Prior to that, he was a Senior Portfolio Manager at Citibank Global Asset Management from 1994 to 1997. While at Citibank Global Asset Management, Mr. Pearl managed over $200 million of mutual fund and institutional accounts, and ranked in the top decile of performance versus his peer group. Prior to Citibank, Mr. Pearl was an officer and senior analyst of BEA Associates, predecessor to Credit Suisse Asset Management – Americas from 1986 to 1989. Mr. Pearl received a BS in Mechanical Engineering from the University of Pennsylvania and an MBA from Stanford University Graduate School of Business.

William W. Priest, CFA       Mr. Priest has managed the MainStay All Cap Growth, MainStay Small Cap Growth and MainStay Small Company Value Funds since June 2009. Before founding Epoch Investment Partners in 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC from 2001 to 2004. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (CSAM) from 1997 to 2001, Chairman and Chief Executive Officer of Credit Suisse Asset Management Americas from 1990 to 2001 and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Mr. Priest developed the firm into a well-recognized investment manager with over $100 billion under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania’s Wharton Graduate School of Business. Mr. Priest is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

Michael A. Welhoelter, CFA        Mr. Welhoelter has managed the MainStay All Cap Growth, MainStay Small Cap Growth and MainStay Small Company Value Funds since June 2009.  Mr. Welhoelter joined Epoch in 2005. Prior to joining Epoch, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. from 2001 to 2005. In this role, he managed over $5 billion of mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management Group (CSAM) from 1997 to 2001, where he was a portfolio manager in the Structured Equity Group, overseeing long/short market neutral and large cap core products. Prior to joining CSAM, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management from 1986 to 1997. Mr. Welhoelter holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts, is a CFA charterholder.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Information about each Fund’s principal investments, investment practices and principal risks appears at the beginning of this Proxy Statement/Prospectus.  The information below further describes the investment practices and risks pertinent to the Funds.  Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the SAI to this Proxy Statement/Prospectus.

American Depositary Receipts (“ADRs”)
The Funds may invest in ADRs.  ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Securities
The Funds may invest in derivative securities, or “derivatives.” The value of derivative securities is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices and include options, futures, options on futures and swap agreements. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivative securities may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss. When using derivatives, there is a risk that a Fund will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Fund could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Fund may also incur fees and expenses in enforcing its rights. As investment companies registered with the SEC, the Funds must “cover” open positions with respect to certain kinds of derivatives instruments.

Foreign Securities
Generally, foreign securities are issued by companies organized outside the U.S. and are traded in markets outside the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems.

Many of the foreign securities in which the Funds invest will be denominated in foreign currency.  Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds’ assets. However, a Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See “Risk Management Techniques” below.

Illiquid and Restricted Securities
Each Fund’s investments may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell. Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws. Illiquid securities are securities that have no ready market.

Initial Public Offerings
The Funds may invest in securities that are made available in initial public offerings (“IPOs”). IPO securities may be volatile, and the Funds cannot predict whether investments in IPOs will be successful. As a Fund grows in size, the positive effect of IPO investments on the Fund may decrease.

Investment Policies and Objectives
In the discussion of Principal Investment Strategies, each Fund states that it normally invests at least 80% of its assets in a particular type of investment. For these purposes “assets” means the Fund’s net assets plus any borrowings for investment purposes.  Under normal circumstances, the 80% requirement must be complied with at the time of purchase when the Fund invests its assets. A Fund that, under normal circumstances, no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, would not have to sell its holdings but would have to make any new investments in such a way as to bring the portfolio more into compliance with the 80% requirement.  Where other than normal circumstances exist, a Fund would not be subject to such constraints on new investments.

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Investments in Technology Sector
The Funds may invest in competitive sectors of the economy, such as the technology sector. When investing in such sectors, the Funds may invest in companies that are exposed to the risk of increased competition and rapidly changing technology, which can result in the obsolescence of a product or technology.

Lending of Portfolio Securities
The Funds may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the subadviser or its agent will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Portfolio Turnover
Portfolio turnover measures the amount of trading a Fund does during the year. Due to their trading strategies, certain Funds may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in the Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. A Fund with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you’ll pay taxes, even if you don’t sell any shares by year-end).

Real Estate Investment Trusts (REITs)
The Funds may invest in REITs. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Risk Management Techniques
Various techniques can be used to increase or decrease a Fund’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Fund’s portfolio of investments. For example, to gain exposure to a particular market, a Fund may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as “hedging.” If the Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Temporary Defensive Investments
In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, each Fund may invest outside the scope of its principal investment strategies. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such circumstances, each Fund may invest without limit in money market securities and other investments.

SHAREHOLDER GUIDE

The following pages are intended to help you understand the costs associated with buying, holding and selling shares of the Small Company Value Fund.  Except as discussed above under “Comparison of Fees and Expenses,” the costs of the Small Cap Growth Fund do not differ materially from those of the Small Company Value Fund.  Please note that shares of the Fund may not be currently available for purchase by foreign investors.  Within the “Shareholder Guide,” the Small Company Value Fund is referred to as the “Fund.”

Before You Invest:
Deciding Which Class of Shares to Buy
This Proxy Statement/Prospectus offers Investor Class, and Class A, B, C and I shares of the Fund.  Each share class of the Fund represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Important factors to consider include:
•	how much you plan to invest;
•	how long you plan to hold your shares;
•	total expenses associated with each class of shares; and
•	whether you qualify for any reduction or waiver of sales charge.

As with any business, running a mutual fund involves costs. There are regular Fund operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees. These Fund-wide operating costs are typically paid from the assets of the Fund, and thus, all investors in the Fund indirectly share the costs. These expenses for the Fund are presented earlier in this Proxy Statement/Prospectus under the heading, “Comparison of Fees and Expenses.” As the fee tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, the costs may be allocated differently among the share classes. Most significant among the class-specific costs are:

•
Distribution and/or Service (12b-1) Fee — named after the SEC rule that permits their payment, “12b-1 fees” are paid by a class of shares to the Fund’s distributor, NYLIFE Distributors LLC (“Distributor”), for distribution and/or shareholder services such as marketing and selling Fund shares, compensating brokers and others who sell Fund shares, advertising, printing and mailing of prospectuses, responding to shareholder inquiries, etc.

An important point to keep in mind about 12b-1 fees and shareholder service fees is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See “Information on Fees” in this section for more information about these fees.

In addition to regular Fund operating costs, there are costs associated with an individual investor’s transactions and account, such as the compensation paid to your financial advisor for helping you with your investment decisions or redemption fees imposed to discourage short-term trading. The Fund typically covers such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. Such charges and fees include:

•
Initial Sales Charge — also known as a “front-end sales load,” refers to a charge that is deducted from your initial investment in Investor Class and Class A shares and is used to compensate the Distributor and/or your financial advisor for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the amount available to purchase Fund shares.

•
Contingent Deferred Sales Charge — also known as a “CDSC” or “back-end sales load,” refers to a sales load that is deducted from the proceeds when you redeem Fund shares (that is, sell shares back to the Fund). The amount of the CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial advisor a commission up-front. In part to compensate the Distributor for this expense over time, you will pay a higher ongoing 12b-1 fee. Over time, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail in this Shareholder Guide. The following table gives you a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes
	Investor Class	Class A	Class B	Class C	Class I
Initial sales charge	Yes	Yes	None[1]	None[1]	None
Contingent deferred sales charge	None[1]	None[1]	Sliding scale during the first six years after purchase	1% on sale of shares held for one year or less	None
Ongoing service and/or distribution fee (Rule 12b-1 fee	0.25%	0.25%	0.75% distribution and 0.25% service (1.00% total)	0.75% distribution and 0.25% service (1.00% total)	None
Shareholder service fee	None	None	None	None	None
Redemption fee	None	None	None	None	None
Conversion feature	Yes[2]	Yes[2]	Yes[2]	None	Yes[2]
Purchase maximums[3]	None	None	$100,000	$1,000,000	None
1	Except on certain redemptions made without an initial sales charge.

2
See the sections in this Proxy Statement/Prospectus discussing Share Class Considerations and the section entitled “Buying, Selling, Converting and Exchanging Fund Shares — Conversions Between Share Classes” for more information on the voluntary and/or automatic conversions that apply to each share class.

3
No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase.  The Distributor may pay a commission to dealers on these purchases from its own resources.  See “Reduced Sales Charges on Investor Class and Class A Shares – Contingent Deferred Sales Charge: Investor Class and Class A Shares” below.”

The following discussion is not intended to be investment advice or a recommendation because each investor’s financial situation and considerations are different. The sales charge and expense structures of a particular fund may alter your analysis as to which share class is most appropriate for your needs. This analysis can best occur by discussing your situation and the factors mentioned above with your financial advisor. Generally, however, Investor Class shares or Class A shares of the Fund are more economical if you intend to invest larger amounts and hold your shares long-term (more than 6 years). Class B shares may be more economical if you intend to invest lesser amounts and hold your shares long-term. Class C shares may be more economical if you intend to hold your shares for a shorter term (6 years or less). Class I shares are the most economical, regardless of amount invested or intended holding period, but are offered only to certain institutional investors or through certain financial intermediary accounts.

Investor Class Share Considerations
•
Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined on a quarterly basis. If at that time the value of your Investor Class shares in the Fund equals or exceeds $25,000, whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of the Fund will be automatically converted into Class A shares. Please note that, in most cases, you may not aggregate your holdings of Investor Class shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) in order to qualify for this conversion feature. To discuss ways to qualify for this automatic conversion, please contact your investment advisor/plan administrator or the MainStay Funds by calling toll-free 800-MAINSTAY (624-6782).

•
Please also note that if your account balance falls below $25,000 ($15,000 for investors that meet certain asset thresholds), whether by shareholder action or change in market value, after conversion to Class A shares or you otherwise no longer qualify to hold Class A shares, your account may be converted automatically to Investor Class shares. Please see “Class A Share Considerations” for more details.

•
The conversion is based on the relevant net asset values (“NAVs”) of the two classes at the time of the conversion and no sales load or other charge is imposed. The Fund expects all share conversions to be made on a tax-free basis. The Fund reserves the right to modify or eliminate the share class conversion feature.

•
When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see “Information on Sales Charges”). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares”).

•
Since some of your investment goes to pay an up-front sales charge when you purchase Investor Class shares, you will purchase fewer shares than you would with the same investment in other share classes. Nevertheless, you’re usually better off purchasing Investor Class shares rather than Class B or Class C shares and paying an up-front sales charge if you:

o
plan to own the shares for an extended period of time, since the higher ongoing service and/or distribution (12b-1) fees on Class B or Class C shares may eventually exceed the cost of the up-front sales charge; or

o	qualify for a reduced or waived sales charge.

Class A Share Considerations
•
Generally, Class A shares have a minimum initial investment amount of $25,000. Class A share balances are examined on a semi-annual basis. If at that time the value of your Class A shares in the Fund is less than $25,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program, and $15,000 in the case of investors with $100,000 or more invested in the MainStay Funds combined, regardless of share class), whether by shareholder action or change in market value, or if you are otherwise no longer eligible to hold Class A shares, your Class A shares of the Fund will be converted automatically into Investor Class shares. Please note that you may not aggregate holdings of Class A shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) in order to avoid this conversion feature.

Please note that if you qualify for the $15,000 minimum initial investment, you must maintain aggregate investments of $100,000 or more in the MainStay Funds, regardless of share class, and an account balance at or above $15,000 per MainStay Fund to avoid having your account automatically convert into Investor Class shares.
•
The conversion is based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share conversions to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature.  When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

•
When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see “Information on Sales Charges”). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares”).

•
Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you will purchase fewer shares than you would with the same investment in other share classes. Nevertheless, you’re usually better off purchasing Class A shares rather than Class B or Class C shares and paying an up-front sales charge if you:

o
plan to own the shares for an extended period of time, since the higher ongoing service and/or distribution (12b-1) fees on Class B or Class C shares may eventually exceed the cost of the up-front sales charge; or

o	qualify for a reduced or waived sales charge.

Class B Share Considerations
•
You pay no initial sales charge on an investment in Class B shares. However, you pay higher ongoing service and/or distribution fees. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

•
Due to the availability of sales charge discounts for Investor Class and Class A shares, and the higher ongoing fees for Class B shares, Investor Class and Class A shares may be more economical than Class B shares if you, your spouse, and/or your children under the age of 21 intend to invest more than $50,000.

•	The more economical share class will depend on a variety of factors, including:
o	your personal situation (e.g., total amount available to invest, anticipated holding period for the shares to be purchased); and
o
external factors such as the type of fund(s) purchased (index fund, actively managed fixed income fund or actively managed equity fund), fund expenses and the actual performance of the fund(s) purchased.

•	You should consult with your financial advisor to assess your intended purchase in light of your particular circumstances.
•	The Fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more.
•	In most circumstances, you will pay a CDSC if you sell Class B shares within six years of buying them (see “Information on Sales Charges”). There are exceptions, which are described in the Fund’s SAI.
•	Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.
•	If you intend to hold your shares less than six years, Class C shares will generally be more economical than Class B shares.
•
When you sell Class B shares, to minimize your sales charges, the Fund first redeems the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•
Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter eight years after the date they were purchased. This reduces distribution and/or service fees from 1.00% to 0.25% of average daily net assets.

•
The conversion is based on the relevant NAV of the two classes, and no sales load or other charge is imposed. The Fund expects all share conversions to be made on a tax-free basis. The Fund reserves the right to modify or eliminate this share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

Class C Share Considerations
•	You pay no initial sales charge on an investment in Class C shares. However, you will pay higher ongoing distribution and/or service fees over the life of your investment.
•	In most circumstances, you will pay a 1% CDSC if you redeem shares held for one year or less.

•
When you sell Class C shares, to minimize your sales charges, the Fund first redeems the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•
Unlike Class B shares, Class C shares do not convert to Investor Class or Class A shares. As a result, long-term Class C shareholders pay higher ongoing service and/or distribution fees over the life of their investment.

•	The Fund will generally not accept a purchase order for Class C shares in the amount of $1,000,000 or more.

Class I Share Considerations
•	You pay no initial sales charge or CDSC on an investment in Class I shares.
•	You do not pay any ongoing service or distribution fees.
•	You may buy Class I shares if you are an:
o	Institutional Investor, which includes, among others:
▪	certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through New York Life Retirement Plan Services or the Distributor;
▪	certain financial institutions, endowments, foundations or corporations with a service arrangement through the Distributor or its affiliates; or
▪	purchases through a program sponsored by a financial intermediary firm (such as a broker-dealer, investment advisor or financial institution) with a contractual arrangement with the Distributor.
o	Individual Investor—who is initially investing at least $5 million in any single MainStay Fund.
o	Existing Class I Shareholder

Investment Minimums and Eligibility Requirements
The following minimums apply if you are investing in the Fund.  A minimum initial investment amount may be waived for purchases by the Board Members and directors and employees of New York Life and its affiliates and subsidiaries.  The Fund may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at its discretion.  Please see the Fund’s SAI for additional information.

Investor Class Shares
The following minimums apply if you are investing in Investor Class shares of the Fund:
•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Fund, or
•
if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases OR no initial minimum and $100 minimum for subsequent monthly purchases.

Additionally, certain types of retirement plan accounts, including SIMPLE IRA Plan accounts and health savings accounts, may only be eligible to hold Investor Class shares. Please contact your investment advisor/plan administrator or the MainStay Funds by calling toll-free 800-MAINSTAY (624-6782) for more information.

Please note that your Investor Class shares may be converted into Class A shares automatically. See “Investor Class Share Considerations” for more details.

Class A Shares
The following minimums apply if you are investing in Class A shares of the Fund:
•	$25,000 minimum initial investment with no minimum subsequent purchase amount requirement for any single MainStay Fund; or
•
$15,000 minimum initial investment with no minimum subsequent purchase amount for investors that, in the aggregate, have assets of $100,000 or more invested in any share class of any of the MainStay Funds. To qualify for this investment minimum, all aggregated accounts must be tax reportable under the same tax identification number. You may not aggregate your holdings with the holdings of any other person or entity to qualify for this investment minimum. Please note that accounts held through broker/dealers or other types of institutions may not be aggregated to qualify for this investment minimum. We will only aggregate those accounts held directly with the MainStay Funds. Please contact your investment advisor or the MainStay Funds by calling 800-MAINSTAY (624-6782) for more information.

Additionally, please note that if you qualify for this exception, you must also maintain the aggregate assets of $100,000 or more invested in any share classes of any of the MainStay Funds and an account balance at or above $15,000 per MainStay Fund to avoid having your account automatically convert into Investor Class shares.

Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation’s Fund/SERV network (Levels 1-3 only); certain retirement plan accounts, including investment-only plan accounts; the Fund’s Board Members; directors and employees of New York Life and its affiliates; and subsidiaries and employees of the Fund’s Subadvisor are not subject to the minimum investment requirement for Class A shares. Please contact your investment advisor/plan administrator or the MainStay Funds by calling toll-free 800-MAINSTAY (624-6782) for more information.

Please note that your Class A shares may be converted into Investor Class shares automatically. Please see “Class A Share Considerations” for more details.

Class B and Class C Shares
The following minimums apply if you are investing in Class B or C shares of the Fund:
•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Fund, or
•
if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases OR no initial minimum and $100 minimum for subsequent monthly purchases.

Class I Shares
The following minimums apply if you are investing in Class I shares of the Fund:
•           Individual Investors — $5 million minimum for initial purchases of any single MainStay Fund, and no minimum subsequent purchase amount; and

•           Institutional Investors — no minimum initial or subsequent purchase amounts.

Information on Sales Charges

Investor Class Shares and Class A Shares
The initial sales charge you pay when you buy Investor Class shares or Class A shares differs depending upon the amount you invest, as set forth below. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under “Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares.” Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or allocated to your dealer/financial advisor as a concession.

Purchase amount	Sales charges[1] as a percentage of		Typical dealer
			concession as a % of offering price
	Offering price	Net investment
Less than $50,000	5.50%	5.82%	4.75%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None
1	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2
No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Distributor may pay a commission to dealers on these purchases from its own resources. See “Reduced Sales Charges on Investor Class and Class A Shares - Contingent Deferred Sales Charge: Investor Class and Class A Shares” below.

Class B Shares
Class B shares are sold without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described in the Fund’s SAI. Additionally, Class B shares have higher ongoing service and/or distribution fees and, over time, these fees may cost you more than paying an initial sales charge. The Class B share CDSC and the higher ongoing service and/or distribution fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First Year	5.00%
Second Year	4.00%
Third Year	3.00%
Fourth Year	2.00%
Fifth Year	2.00%
Sixth Year	1.00%
Thereafter	None

There are exceptions, which are described in the Fund’s SAI.

Class C Shares
Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described in the Fund’s SAI. Additionally, Class C shares have higher ongoing distribution and/or service fees, and, over time these fees may cost you more than paying an initial sales charge. The Class C share CDSC and the higher ongoing service and/or distribution fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares.

Computing Contingent Deferred Sales Charge on Class B and Class C
A CDSC may be imposed on redemptions of Class B and Class C shares of the Fund, at the rate previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder’s Class B or Class C account in the Fund to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares in the Fund during the preceding six years or Class C shares in the Fund for the preceding year.

However, no such charge will be imposed to the extent that the NAV of the Class B or Class C shares redeemed does not exceed:
•
the current aggregate NAV of Class B or Class C shares of the Fund purchased more than six years prior to the redemption for Class B shares or more than one year prior to the redemption for Class C shares; plus

•	the current aggregate NAV of Class B or Class C shares of the Fund purchased through reinvestment of dividends or distributions; plus
•
increases in the NAV of the investor’s Class B shares of the Fund above the total amount of payments for the purchase of Class B shares of the Fund made during the preceding six years for Class B shares or one year for Class C shares.

There are exceptions, which are described in the Fund’s SAI.

Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares

Reducing the Initial Sales Charge on Investor Class Shares and Class A Shares
You may be eligible to buy Investor Class and Class A shares of the Fund at one of the reduced sales charge rates shown in the table above through a Right of Accumulation or a Letter of Intent, as described below. You may also be eligible for a waiver of the initial sales charge as set forth below. Each Fund reserves the right to modify or eliminate these programs at any time. However, please note that the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class or Class A shares.

•	Right of Accumulation
A Right of Accumulation allows you to reduce the initial sales charge as shown in the table above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class B or Class C shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Money Market Fund (which is offered in a separate prospectus), investments in Class I shares or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Investor Class or Class A shares (if eligible) and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information, see “Alternative Sales Arrangements—Reduced Sales Charges” in the Fund’s SAI.

•	Letter of Intent
Where the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement to the Distributor of your intention to purchase Investor Class or Class A shares of one or more MainStay Funds (excluding investments in the MainStay Money Market Fund not previously invested in another Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class or Class A shares (if eligible) of the MainStay Funds purchased during that period. You can include purchases in Investor Class or Class A shares made up to 90 days before the date of the Letter of Intent. You can also apply a Right of Accumulation to these purchases. Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, however, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the MainStay Funds’ Transfer Agent for this purpose. For more information, see “Purchase, Redemption, Exchanges and Repurchase—Letter of Intent” in the Fund’s SAI.

•	Your Responsibility
To receive the reduced sales charge, you must inform the Distributor of your eligibility and holdings at the time of your purchase if you are buying shares directly from the Fund. If you are buying shares through a financial intermediary firm, you must tell your financial advisor of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Distributor or your financial advisor a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your minor children, as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Investor Class or Class A sales charge rate you may qualify for on your current purchase. If you do not inform the Distributor or your financial advisor of all of the holdings or planned purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive a discount to which you are otherwise entitled.

More information on Investor Class and Class A share sales charge discounts is available in the Fund’s SAI under “Alternative Sales Arrangements - Reduced Sales Charges on Investor Class and Class A Shares” and on the internet at mainstayinvestments.com under the “Shareholder Services” tab.

“Spouse” with respect to a Right of Accumulation and Letter of Intent is defined as the person to whom you are legally married. We also consider your spouse to include the following: i) an individual of the same gender with whom you have been joined in a civil union, or legal contract similar to marriage; ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Group Benefit Plan Purchases
You will not pay an initial sales charge if you purchase Investor Class shares or Class A shares through a group retirement or other benefit plan (other than IRA plans) that meets certain criteria, including:
•	50 or more participants; or
•	an aggregate investment in shares of any class of the Fund of $1,000,000 or more; or
•	holds either Investor Class or Class A and Class B shares as a result of the Class B share conversion feature.

However, Investor Class shares or Class A shares purchased through a group retirement or other benefit plan (other than IRA plans) will be subject to a contingent deferred sales charge upon redemption within one year of the date of purchase.  If your plan currently holds Class B shares, please consult your recordkeeper or other plan administrative service provider concerning their ability to maintain shares in two different classes.

Purchases Through Financial Services Firms
You may be eligible for elimination of the initial sales charge if you purchase shares through a financial services firm (such as a broker-dealer, investment advisor or financial institution) that has a contractual arrangement with the Distributor. The Fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the Fund and will be priced at the next computed NAV. Financial services firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts and exchange privileges.

Please read their program materials for any special provisions or additional service features that may apply to investing in the Fund through these firms.

529 Plans
When shares of the Fund are sold to a qualified tuition program operating under Section 529 of the Internal Revenue Code, such a program may purchase Investor Class shares or Class A shares without an initial sales load.

Other Waivers
There are other categories of purchasers who do not pay initial sales charges on Class A shares, such as personnel of the Fund and of New York Life Insurance Company (“New York Life”) and its affiliates or shareholders who owned shares of the Service Class of any MainStay Fund as of December 31, 2003. These categories are described in the Fund’s SAI.

Contingent Deferred Sales Charge on Certain Investor Class and Class A Share Redemptions
If your initial sales charge is eliminated, we may impose a CDSC of 1.00% if you redeem or exchange your shares within one year. The Distributor may pay a commission to dealers on these purchases from its own resources.

For more information about these considerations, call your financial advisor or the Fund’s transfer agent, NYLIM Service Company LLC (“MainStay Investments”), an affiliate of New York Life Investments, toll-free at 800-MAINSTAY (624-6782), and review the information under “Alternative Sales Arrangements—Reduced Sales Charges on Investor Class and Class A Shares” in the Fund’s SAI.

Information on Fees

Rule 12b-1 Plans
The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for certain classes of shares pursuant to which distribution and/or service fees are paid to the Distributor. The Investor Class and Class A 12b-1 plans typically provide for payment for distribution or service activities of up to 0.25% of the average annual net assets of Investor Class or Class A shares of the Fund, respectively. The Class B and Class C 12b-1 plans each provide for payment of both distribution and/or service activities of up to 1.00% of the average annual net assets of Class B and C shares of the Fund, respectively.  The distribution fee is intended to pay the Distributor for distribution services, which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the Distributor for providing shareholders with personal services and maintaining shareholder accounts.  The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Fund and may cost more than other types of sales charges.

Small Account Fee
Several of the MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the MainStay Funds have implemented a small account fee. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually, as discussed below). The fee may be deducted directly from your fund balance. This small account fee will not apply to certain types of accounts including:

•	Class A share and Class I share accounts, retirement plan services bundled accounts and investment-only retirement accounts;
•	accounts with active AutoInvest plans or systematic investment programs where the Fund deducts directly from the client’s checking or savings account;
•	NYLIM SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;
•	403(b)(7) accounts;
•	accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Plan Accounts); and
•	certain Investor Class accounts where the small account balance is due solely to the conversion from Class B shares.

This small account fee will be deducted in $10 increments on or about March 1st and September 1st of each year. The Fund may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the Fund by calling toll-free 800-MAINSTAY (624-6782) for more information.

Compensation to Dealers
Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the Fund and shareholders. Such compensation may vary depending upon the amount invested, the share class purchased, the amount of time that shares are held and/or the services provided.
•
The Distributor pays sales concessions to dealers, as described in the tables under “Information on Sales Charges” above, on the purchase price of Investor Class or Class A shares sold subject to a sales charge. The Distributor retains the difference between the sales charge that you pay and the portion that is paid to dealers as a sales concession.

•	The Distributor or an affiliate, from its own resources, pays a sales concession of 1.00% of the purchase price of Investor Class or Class A shares, sold at NAV, to dealers at the time of sale.
•	From its own resources, the Distributor pays a sales concession of 4.00% on purchases of Class B shares to dealers at the time of sale.
•	The Distributor pays a sales concession of 1.00% on purchases of Class C shares to dealers from its own resources at the time of sale.
•	The Distributor pays, pursuant to a 12b-1 plan, distribution-related and other service fees to qualified dealers for providing certain shareholder services.
•
In addition to payments described above, the Distributor or an affiliate, from its own resources, may pay other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of any class of Fund shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.25% on new sales and/or up to 0.25% annually on assets held.

•	The Distributor may pay a finder’s fee or other compensation to third parties in connection with the sale of Fund shares and/or shareholder or account servicing arrangements.
•	The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.
•
The Distributor or an affiliate may make payments to financial intermediaries that provide sub-transfer agency and other administrative services in addition to supporting distribution of the Fund. A portion of these fees may be paid from the Distributor’s or its affiliate’s own resources.

•
Wholesaler representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of the Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the Fund, which may vary based on the type of Fund being promoted.

Although the Fund may use financial firms that sell Fund shares to make transactions for the Fund’s portfolio, the Fund, the Manager and the subadviser do not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Payments made from the Distributor’s or an affiliate’s own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisors, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of Fund shares.

For more information regarding any of the types of compensation described above, see the Fund’s SAI or consult with your financial intermediary firm or financial advisor. You should review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial advisor.

Buying, Selling, Converting and Exchanging Fund Shares

How to Open Your Account

Investor Class, Class A, B or C Shares
Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial advisor or directly to the MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. If you place your order by phone, MainStay Investments must receive your completed application and check in good order within three business days. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same Fund. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Class A shares of the same Fund.

Good order means all the necessary information, signatures and documentation have been fully completed.

Class I Shares
If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I shares of the Fund.

If you are investing through a financial intermediary firm, the firm will assist you with opening an account.  Your financial advisor may place your order by phone.  MainStay Investments must receive your completed application and check in good order within three business days.

All Classes
You buy shares at NAV (plus, for Investor Class and Class A shares, any applicable sales charge). NAV is generally calculated as of the close of regular trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (the “Exchange”) every day the Exchange is open. NAV is not calculated on days on which the Exchange is closed. When you buy shares, you must pay the NAV next calculated after MainStay Investments receives your order in good order. Alternatively, the MainStay Funds have arrangements with certain financial intermediary firms whereby purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at the Fund’s NAV next computed after receipt in good order of the order by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the Fund.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund, or your financial advisor on their behalf, must obtain the following information for each person who opens a new account:
•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Conversions Between Share Classes
In addition to any automatic conversion features described above in this Shareholder Guide with respect to Investor Class, Class A and Class B shares, you generally may also elect to convert your shares on a voluntary basis into another share class of the Fund for which you are eligible. However, the following limitations apply:
•	Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and
•	All Class B and Class C shares are ineligible for a voluntary conversion.

These limitations do not impact any automatic conversion features described elsewhere in this Shareholder Guide with respect to Investor Class, Class A and Class B shares.

To request a voluntary conversion between share classes of the Fund, you may contact the Fund, either directly or through your financial intermediary firm. You may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant net asset values of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may automatically be converted back to your original share class, or into another share class, if appropriate. Although the Fund expects that a conversion between share classes of the Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax advisor with respect to the tax treatment of your investment in the Fund. The Fund may change, suspend or terminate this conversion feature at  any time.

Opening Your Account – Individual Shareholders

	How	Details
By Wire:
You or your registered representative should call MainStay Investments toll-free at 800-MAINSTAY (624-6782) to obtain an account number and wiring instructions.  Wire the purchase amount to: State Street Bank and Trust Company

•      ABA #011-0000-28
•      MainStay Funds (DDA #99029415)
•      Attn: Custody and Shareholder Services

To buy shares the same day, MainStay Investments must receive your wired money by 4:00 pm Eastern time.

The wire must include: • name(s) of investor(s); • your account number; and • Fund Name and Class of shares. Your bank may charge a fee for the wire transfer.
By Phone:
Call, or have your investment professional call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open.
Call before 4:00 pm Eastern time to buy shares at the current day’s NAV.

MainStay Investments must receive your application and check, payable to MainStay Funds, in good order within three business days.  If not, MainStay Investments can cancel your order and hold you liable for costs incurred in placing it.

Be sure to write on your check:

•      name(s) of investor(s)

•      your account number; and

    •      Fund name and Class of shares.

By Mail:
Return your completed MainStay Funds application with a check for the amount of your investment to:

MainStay Funds
P.O.  Box 8401
Boston, MA 02266-840 1

Send overnight orders to:
MainStay Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Make your checks payable to MainStay Funds.

•      $1,000 minimum for Investor Class, Class B and Class C shares.

•      $25,000 minimum for Class A shares ($15,000 for investors with $100,000 or more invested in any share class of any of the MainStay Funds).

•      $5 million minimum for Class I shares.

Be sure to write on your check:

•      name(s) of investor(s); and

•      Fund name and Class of shares.

Buying additional shares of the Fund - Individual Shareholders

	How	Details
By Wire:
Wire the purchase amount to:

 State Street Bank and Trust Company

•      ABA #011-0000-28
•      MainStay Funds (DDA #99029415)
•      Attn: Custody and Shareholder Services.

To buy shares the same day, MainStay
Investments must receive your wired money by 4:00 pm Eastern time.

The wire must include: • name(s) of investor(s); • your account number; and • Fund name and Class of shares. Your bank may charge a fee for the wire transfer.
Electronically:
Call, or have your investment professional call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open to make an ACH purchase.

Call before 4:00 pm Eastern time to buy shares at the current day’s NAV; or

Visit us at mainstayinvestments.com.
Eligible investors can purchase shares by using electronic debits from a designated bank account. • the maximum ACH purchase amount is $100,000.
By Mail:	Address your order to: MainStay Funds P.O. Box 8401 Boston, MA 02266-840 1 Send overnight orders to: MainStay Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809
Make your check payable to MainStay Funds.

 •      $50 minimum (for Investor Class, Class B and Class C shares).

Be sure to write on your check:

•      name(s) of investor(s);
•      your account number; and
•      Fund name and Class of shares.

Selling Shares - Individual Shareholders

	How	Details
By contacting your financial advisor:		You may sell (redeem) your shares through your financial advisor or by any of the methods described below.
By Phone:
To receive proceeds by check:  Call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open.

Call before 4:00 pm Eastern time to sell shares at the current day’s NAV.

•   Generally, after receiving your sell order by phone, MainStay Investments will send a check to the account owner at the owner’s address of record the next business day, although it may take up to seven days to do so.  Generally, MainStay Investments will not send checks to addresses on record for 30 days or less.
•   The maximum order MainStay Investments can process by phone is $100,000.

By Wire:
To receive proceeds by wire: Call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the banks and the New York Stock Exchange are open.  Eligible investors may sell shares and have proceeds electronically credited to a designated bank account.

Call before 4:00 pm Eastern time to sell shares at the current day’s NAV.

•   Generally, after receiving your sell order by phone, MainStay Investments will send the proceeds by bank wire to your designated bank account the next business day, although it may take up to seven business days to do so.  Your bank may charge you a fee to receive the wire transfer.
•   MainStay Investments must have your bank account information on file.
•   There is an $11 fee for wire redemptions, except no fee applies to redemptions of Class I shares.
•   The minimum wire transfer amount is $1,000.

Electronically:
To receive proceeds electronically by ACH: Call MainStay Investments toll- free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open.

Call before 4:00 pm Eastern time to sell shares at the current day’s NAV.

Visit us at mainstayinvestments.com.

•   Generally, after receiving your sell order by phone, MainStay Investments will send the proceeds by ACH transfer the next business day, although it may take up to seven business days to do so.
•   MainStay Investments must have your bank account information on file.
•   Proceeds may take 2-3 business days to reach your bank account.
•   There is no fee from MainStay Investments for this transaction.
•   The maximum ACH transfer amount is $100,000.

By Mail:	Address your order to: MainStay Funds P.O. Box 8401 Boston, MA 02266-8401 Send overnight orders to: MainStay Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809
Write a letter of instruction that includes:

•   your name(s) and signature(s);
•   your account number;
•   Fund name and Class of shares; and
•   dollar or share amount you want to sell.

Obtain a Medallion Signature Guarantee or other documentation as required.

There is a $15 fee for Class A shares ($25 fee for Investor Class, Class B and Class C shares) for checks mailed to you via overnight service.

By internet:	Please visit mainstayinvestments.com.

General Policies
The following are MainStay Investments’ general policies regarding the purchase and sale of Fund shares.  Certain retirement plans and/or financial intermediaries may adopt different policies.  Consult your plan or account documents for the policies applicable to you.

Buying Shares
•
All investments must be in U.S. dollars with funds drawn on a U.S. bank.  We will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

•	MainStay Investments does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.
•
If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees the Fund incurs as a result.  Your account will be charged a $20 fee for each returned check or ACH purchase.  In addition, the Fund may also redeem shares to cover any losses it incurs as a result.  If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	The Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.
•	To limit the Fund’s expenses, we no longer issue share certificates.

Selling Shares
•	If you have share certificates, you must return them with a written redemption request.
•
Your shares will be sold at the next NAV calculated after MainStay Investments receives your request in good order.  MainStay Investments will make the payment within seven days after receiving your request in good order.

•	If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for up to 10 days from the date the check or ACH purchase order is received.
•
When you sell Class B or Class C shares, or Investor Class shares or Class A shares when applicable, the Fund will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of these charges.

•
There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MainStay Investments takes reasonable measures to verify the order.
•	Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.
•
MainStay Investments requires a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with the Fund.

•	MainStay Investments requires a written order to sell shares and a Medallion Signature Guarantee if:
o	MainStay Investments does not have on file required bank information to wire funds;
o	the proceeds from the sale will exceed $100,000;
o	the proceeds of the sale are to be sent to an address other than the address of record; or
o	the proceeds are to be payable to someone other than the account holder(s).
•	In the interest of all shareholders, the Fund reserves the right to:
o	change or discontinue its exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;
o	change or discontinue the systematic withdrawal plan upon notice to shareholders;
o
close accounts with balances of less than $100 invested in Investor Class shares or $500 invested in Class A, B or C shares (by redeeming all shares held and sending proceeds to the address of record); and/or

o	change the minimum investment amounts.
•	There is no fee for wire redemptions of Class I shares.

When you buy and sell shares directly from the Fund, you will receive confirmation statements that describe your transaction.  For certain systematic transactions, you will receive quarterly confirmation statements.  You should review the information in the confirmation statements carefully.  If you notice an error, you should call your investment dealer or MainStay Investments immediately.  If you or your investment dealer fails to notify MainStay Investments within one year of the transaction, you may be required to bear the costs of correction.

Additional Information
The policies and fees described in this Proxy Statement/Prospectus govern transactions with the Fund.  If you invest through a third party—bank, broker, 401(k), financial advisor or financial supermarket—there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in the Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time the Fund may close and reopen to new investors or new share purchases at its discretion. If the Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund. If the Fund is closed to new investors, you may not exchange shares from other MainStay Funds for shares of the Fund unless you are already a shareholder of the Fund.

Medallion Signature Guarantees
A Medallion Signature Guarantee helps protect against fraud. To protect your account, the Fund, and MainStay Investments from fraud, Medallion Signature Guarantees are required to enable MainStay Investments to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (“STAMP”), the Stock Exchange Medallion Program (“SEMP”), or the New York Stock Exchange Medallion Signature Program (“MSP”). Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact their Investment Dealer or the MainStay Funds toll-free at 800-MAINSTAY (624-6782) for further details.

Investing for Retirement
You can purchase shares of the Fund for retirement plans providing tax-deferred investments for individuals and institutions. You can use the Fund in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax advisor before establishing any tax-deferred retirement plan.

The Fund may not be available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-MAINSTAY (624-6782) for further details.

Purchases-In-Kind
You may purchase shares of the Fund by transferring securities to the Fund in exchange for Fund shares (“in kind purchase”). In kind purchases may be made only upon the Fund’s approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in kind purchases.

Redemptions-In-Kind
The Fund reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the Fund’s portfolio, consistent with the Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

The Reinvestment Privilege May Help You Avoid Sales Charges
When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares without paying another sales charge (so long as (1) those shares haven’t been reinvested once already; (2) your account is not subject to a 60-day block as described in “Excessive Purchases and Redemptions or Exchanges”; and (3) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed you’ll receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment won’t relieve you of any tax consequences on gains realized from a sale.  The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes...  but not risk-free.  Telephone redemption privileges are convenient, but you give up some security.  When you sign the application to buy shares, you agree that the Fund will not be liable for following phone instructions that it reasonably believes are genuine.  When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless the Fund or MainStay Investments fails to use established safeguards for your protection.  These safeguards are among those currently in place at MainStay Funds:

• all phone calls with service representatives are tape recorded; and
• written confirmation of every transaction is sent to your address of record.

MainStay Investments and the Fund reserve the right to suspend the MainStay Audio Response System or the system might become inoperable due to technical problems.

Shareholder Services

Automatic Services
Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application by accessing your shareholder account on the internet at mainstayinvestments.com, contacting your financial advisor for instructions, or by calling the MainStay Funds toll-free at 800-MAINSTAY (624-6782) for a form.

Systematic Investing—Individual Shareholders Only
MainStay offers four automatic investment plans:
1.    AutoInvest
If you obtain authorization from your bank, you can automatically debit your designated bank account to:
• make regularly scheduled investments; and/or
• purchase shares whenever you choose.
2.    Dividend or capital gains reinvestment
Automatically reinvest dividends, distributions or capital gains and distributions from one MainStay Fund into the same Fund or the same Class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.
3.    Payroll deductions
If your employer offers this option, you can make automatic investments through payroll deduction.
4.    Systematic exchange

Automatically reinvest a share or dollar amount from one MainStay Fund into any other MainStay Fund. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see “Exchanging Shares Among MainStay Funds” for more information.

Systematic Withdrawal Plan—Individual Shareholders Only
Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and C shares at the time of the initial request and shares must not be in certificate form. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.

The Fund will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds
You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. If you choose to sell Class B or Class C shares and then separately buy Investor Class or Class A shares, you may have to pay a deferred sales charge on the Class B or Class C shares, as well as pay an initial sales charge on the purchase of Investor Class or Class A shares.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof, which are offered in separate prospectuses, including:

•	MainStay 130/30 Core Fund	•	MainStay ICAP Select Equity Fund
•	MainStay 130/30 Growth Fund	•	MainStay Indexed Bond Fund
•	MainStay 130/30 High Yield Fund	•	MainStay Intermediate Term Bond Fund
•	MainStay 130/30 International Fund	•	MainStay International Equity Fund
•	MainStay All Cap Growth Fund	•	MainStay Large Cap Growth Fund
•	MainStay Balanced Fund	•	MainStay MAP Fund
•	MainStay Cash Reserves Fund	•	MainStay Moderate Allocation Fund
•	MainStay Common Stock Fund	•	MainStay Moderate Growth Allocation Fund
•	MainStay Conservative Allocation Fund	•	MainStay Money Market Fund
•	MainStay Convertible Fund	•	MainStay Principal Preservation Fund
•	MainStay Diversified Income Fund	•	MainStay S&P 500 Index Fund
•	MainStay Floating Rate Fund	•	MainStay Retirement 2010 Fund
•	MainStay Global High Income Fund	•	MainStay Retirement 2020 Fund
•	MainStay Government Fund	•	MainStay Retirement 2030 Fund
•	MainStay Growth Allocation Fund	•	MainStay Retirement 2040 Fund
•	MainStay Growth Equity Fund	•	MainStay Retirement 2050 Fund
•	MainStay High Yield Corporate Bond Fund	•	MainStay Short Term Bond Fund
•	MainStay ICAP Equity Fund	•	MainStay Tax Free Bond Fund
•	MainStay ICAP Global Fund	•	MainStay Total Return Fund
•	MainStay ICAP International Fund

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that Fund.  You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax advisor on the consequences.

Before making an exchange request, read the prospectus of the Fund you wish to purchase by exchange.  You can obtain a prospectus for any fund by contacting your broker, financial advisor or other financial institution or by calling the MainStay Funds at 800-MAINSTAY (624-6782).

The exchange privilege is not intended as a vehicle for short term trading, nor is the Fund designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations.  Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see “Excessive Purchases and Redemptions or Exchanges”).

The Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge.

In addition, if you exchange Class B or Class C shares of the Fund into Class B or Class C shares of the MainStay Money Market Fund (which is offered in a separate prospectus) or you exchange Investor Class shares or Class A shares of the Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B or Class C shares, as applicable, of another MainStay Fund. The holding period for purposes of determining conversion back into Class B shares into Investor Class or Class shares also stops until you exchange back into Class B shares of another non-money market MainStay Fund.

Certain clients of NYLIFE Securities LLC who purchased more than $50,000 of Class B shares of the MainStay Funds between January 1, 2003 and June 27, 2007 have the right to convert their Class B shares for Class A shares of the same Fund at the net asset value next computed and without imposition of a contingent deferred sales charge.

When you exchange shares, you may incur a redemption fee. Please see “Shareholder Guide—Redemption Fee” for more information.

MainStay Investments tries to make investing easy by offering a variety of programs to buy, sell and exchange Fund shares.  These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges

The Fund is not intended to be used as a vehicle for excessive or short-term trading (such as market timing).  The interests of the Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term.  When large dollar amounts are involved, excessive trading may disrupt efficient implementation of the Fund’s investment strategies or negatively impact Fund performance.  For example, the Subadvisor might have to maintain more of the Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions.  By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders.  Securities that are thinly traded, trade infrequently, or are relatively illiquid (such as foreign securities, high-yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity.  Accordingly, the Fund’s Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders.  These policies are discussed more fully below.  There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading.  The Fund may change its policies or procedures at any time without prior notice to shareholders.

The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm.  Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Fund.  In addition, the Fund reserves the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in this Proxy Statement/Prospectus) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s judgment, is likely to harm Fund shareholders.  Pursuant to the Fund’s policies and procedures, the Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders.  For example, transactions conducted through systematic investment or withdrawal plans are not subject to the surveillance procedures.  Exceptions are subject to the advance approval by the Fund’s Chief Compliance Officer, among others, and are subject to Board oversight.  Apart from trading permitted or exceptions granted in accordance with the Fund’s policies and procedures, the Fund does not accommodate, nor has any arrangement to permit, frequent purchases and redemptions of Fund shares.

The Fund, through MainStay Investments and the Distributor, maintains surveillance procedures to detect excessive or short-term trading in Fund shares.  As part of this surveillance process, the Fund examines transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time.  The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control or influence.  To the extent identified under these surveillance procedures, the Fund will place a “block” on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account.  An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60-day period in the Fund.  The Fund may modify its surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate, to improve the detection of excessive or short-term trading or to address specific circumstances.  In certain instances when deemed appropriate, the Fund may rely on a financial intermediary to apply its market timing procedures to an omnibus account.  In certain cases, these procedures may be less restrictive than the Fund’s procedures.  Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the manager of such strategies represents to the satisfaction of the Fund’s Chief Compliance Officer that such investment programs and strategies are consistent with the Fund’s objective of avoiding disruption due to market timing.

In addition to these measures, the Fund may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading, which fee will be described in the Fund’s Prospectus.

While the Fund discourages excessive or short-term trading, there is no assurance that the Fund or its procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence.  The Fund’s ability to reasonably detect all such trading may be limited, for example, where the Fund must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to Fund shareholders.

Fair Valuation and Portfolio Holdings Disclosure

Determining the Fund’s Share Prices (“NAV”) and the Valuation of Securities

The Fund generally calculates the value of its investments (also known as its net asset value, or NAV) at the close of regular trading on the Exchange (usually 4:00 pm Eastern time) every day the Exchange is open. The Fund does not calculate its NAV on days on which the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of the Fund’s net assets attributable to that class by the number of shares of that class outstanding on that day. The value of the Fund’s investments is generally based on current market prices. If current market values are not available or, in the judgment of the Subadvisor, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of the Fund’s portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager in consultation with the Subadvisor deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. The Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Funds’ Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets.

Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of each of the Fund’s portfolio securities holdings is available in the Fund’s SAI. MainStay Funds will publish quarterly a list of the Fund’s ten largest holdings and publish monthly a complete schedule of the Fund’s portfolio holdings on the internet at mainstayinvestments.com. You may also obtain this information by calling toll-free 800-MAINSTAY (624-6782). Disclosure of the Fund’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month. In addition, disclosure of the Fund’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Fund’s quarterly top ten holdings information is also provided in the Annual Report and Semiannual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

Fund Earnings

Dividends and Interest
Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as “dividends.” The dividends paid by the Fund will vary based on the income from its investments and the expenses incurred by the Fund.

MainStay Investments reserves the right to automatically reinvest dividend distributions of less than $10.00.

When the Fund Pays Dividends
The Fund declares and pays any dividends, to the extent income is available, at least once a year, typically in December. Dividends are normally paid on the last business day of the month after a dividend is declared. You begin earning dividends the next business day after MainStay Investments receives your purchase request in good order.

Buy after the dividend payment. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

Capital Gains
The Fund earns capital gains when it sells securities at a profit.

When the Fund Pays Capital Gains
The Fund will normally distribute any capital gains to shareholders in December.

How to Take Your Earnings
You may receive your portion of Fund earnings in one of seven ways.  You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted) or MainStay Investments directly.  The seven choices are:

1.	Reinvest dividends and capital gains in:
o	the Fund; or
o	another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).
2.	Take the dividends in cash and reinvest the capital gains in the Fund.
3.	Take the capital gains in cash and reinvest the dividends in the Fund.
4.	Take a percentage of dividends or capital gains in cash and reinvest the remainder in the Fund.
5.	Take dividends and capital gains in cash.
6.
Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original Fund.

7.
Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the Fund.  There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

Understand the Tax Consequences

Most of Your Earnings are Taxable
Virtually all of the dividends and capital gains distributions you receive from the Fund are taxable, whether you take them as cash or automatically reinvest them. The Fund’s realized earnings are taxed based on the length of time the Fund holds its investments, regardless of how long you hold Fund shares. If the Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings of the Fund will generally be a result of capital gains that may be taxed as either long-term capital gains or short-term capital gains (taxed as ordinary income). Earnings generated by interest received on fixed-income securities generally will be a result of income generated on debt investments and will be taxable as ordinary income.

For individual shareholders, a portion of the dividends received from the Fund may be treated as “qualified dividend income,” which is currently taxable to individuals at a maximum rate of 15%, to the extent that the Fund receives qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. The shareholder must also generally satisfy a more than 60-day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. The favorable treatment of any qualified dividend income is scheduled to expire after 2010. Since many of the stocks in which the Funds invest do not pay significant dividends, it is not likely that a substantial portion of the distributions by the Funds will qualify for the 15% maximum rate or for the corporate dividends received deduction.

MainStay Investments will mail your tax report each year by February 15. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

The Fund may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

Return of Capital
If the Fund’s distributions exceed its income and capital gains realized in any year, such excess distributions will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

However, if the Fund has available capital loss carryforwards to offset its capital gains realized in any year, and its distributions exceed its income alone, all or a portion of the excess distributions may not be treated, for tax purposes, as a return of capital, and would be taxable to shareholders as ordinary income.

Exchanges
An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation.

Seek professional assistance.  Your financial advisor can help you keep your investment goals coordinated with your tax considerations.  However, regarding tax advice, always rely on your tax adviser.  For additional information on federal, state and local taxation, see the Fund’s SAI.

Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board of the Trust to be used at the Special Meeting.

This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Small Cap Growth Fund on or about August 26, 2009.  Only shareholders of record as of the close of business on July 27, 2009 (the “Record Date”) will be entitled to notice of, and to vote at, the Special Meeting.

A proxy may be revoked at any time on or before the Special Meeting by written notice to the Secretary of the Trust at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Special Meeting.  Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

Voting of Proxies

If you attend the Special Meeting you may vote in person.  If you do not plan to attend the Special Meeting, please cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.  If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.

You may also authorize your proxy on the Internet or by touch-tone telephone.  These options require you to input a control number, which is located on each proxy card.  After inputting the control number, you will be prompted to authorize your proxy on the Reorganization.  You will have an opportunity to review your authorization and make any necessary changes before submitting your authorization and terminating your telephone call or Internet connection.

Timely and properly completed and submitted proxies will be voted as instructed by shareholders.  A shareholder who executes and returns a proxy may revoke the proxy at any time prior to the date the proxy is to be exercised by (1) delivering to the Secretary of the Trust written notice of the revocation at the address on the cover of this Proxy Statement/Prospectus, (2) delivering to the Small Cap Growth Fund a proxy with a later date, or (3) attending and voting in person at the Special Meeting.

In the event a shareholder signs and returns the proxy but does not indicate his or her vote as to the Reorganization, such proxy will be voted FOR the proposed Reorganization and in the discretion of the proxy holder with regard to any other proposal.

Quorum Requirements

A quorum of shareholders is necessary to hold a valid meeting and to consider the Reorganization.  The presence in person or by proxy of the holders of the majority of outstanding shares of the Small Cap Growth Fund on the Record Date shall constitute a quorum.  The following chart reflects the total number of shares outstanding as of the Record Date for each class of the Small Cap Growth Fund:

As of Record Date (July 27, 2009)

Number of Shares Outstanding
	Investor Class	Class A	Class B	Class C	Class I
Small Cap Growth Fund	[]	[]	[]	[]	[]

Votes Necessary to Approve the Reorganization

Approval of the Reorganization will require the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Small Cap Growth Fund, which is defined in the 1940 Act as the lesser of : (1) 67% of the voting securities of the Small Cap Growth Fund present at the meeting, if more than 50% of the outstanding voting securities of the Small Cap Growth Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Small Cap Growth Fund.

Effect of Abstentions and Broker “Non-Votes”

The Small Cap Growth Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy indicating a lack of authority to vote on a matter, then the shares represented by such abstention or broker non-vote will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum.

Abstentions and broker non-votes will not, however, be counted as votes in favor of the Reorganization.  Therefore, abstentions and broker non-votes will have the effect of a “no” vote with respect to the Reorganization.

Adjournments

If a quorum is not present at the Special Meeting or if a quorum is present but sufficient votes to approve the Reorganization have not been received at the time of the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of votes.  The persons named as proxies will vote in favor of adjournment with respect to those proxies that may be voted in favor of a Reorganization and will vote against any such adjournment with respect to those proxies which have been voted against the Reorganization.

Payment of Solicitation Expenses

New York Life Investments has agreed to bear one-third of the direct expenses, including costs of solicitation of proxies and voting instructions, relating to the Reorganization.  The remaining two-thirds of the direct expenses will be borne by the Small Cap Growth Fund.  New York Life Investments estimates the total cost to be between $[       ] and $[       ].  The Small Cap Growth Fund has retained Computershare Fund Services to provide proxy solicitation services in connection with the Special Meeting at an estimated cost of $[       ].    Proxies will be solicited via regular mail and also may be solicited via telephone, e-mail or other personal contact by personnel of New York Life Investments, its affiliates, or, in New York Life Investments’ discretion, a commercial firm retained for this purpose.

Other Matters to Come Before the Special Meeting

The Small Cap Growth Fund does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement.  If any other matters come before the Special Meeting, including any proposal to adjourn the Special Meeting to permit the continued solicitation of proxies in favor of the Reorganization, it is the intention of the Small Cap Growth Fund that proxies not containing specific restrictions to the contrary will be voted as described above under “Adjournments” with respect to proposals to adjourn the Special Meeting to solicit additional proxies in favor of the Reorganization and in the discretion of the proxy holder on any other matters.

Future Shareholder Proposals

A shareholder may request inclusion in the Trust’s proxy statement and on the Trust’s proxy card for shareholder meetings certain proposals for action which the shareholder intends to introduce at such meeting.  Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders’ meeting should send their written proposals to the Trust at 51 Madison Avenue, New York, New York 10010.  Any shareholder proposals must be presented within a reasonable time before the proxy materials for the next meeting are sent to shareholders to be considered for inclusion in the proxy materials.  The timely submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws.  The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Trust’s management.

Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

OTHER INFORMATION

Financial Highlights

The fiscal year end of each Fund is October 31.

The financial highlights of the Small Company Value Fund contained in Exhibit E have been derived from financial statements audited by KPMG LLP, the Small Company Value Fund and Small Cap Growth Fund’s independent registered public accounting firm.

Forms of Organization

The Small Company Value Fund is a diversified series of Eclipse Funds, an open-end management investment company registered with the SEC which is organized as a Massachusetts business trust.  The Small Cap Growth Fund is a diversified series of The MainStay Funds, an open-end management investment company registered with the SEC that is organized as a Massachusetts business trust.  Each Fund is governed by a Board consisting of eight members, seven of whom are “non-interested” persons as defined in the 1940 Act, as amended.  For more information on the history of the Funds, please see the Funds’ SAI.

Distributor

NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, a limited liability company organized under the laws of Delaware, serves as each Fund’s distributor and principal underwriter (the “Distributor”) pursuant to a Amended and Restated Master Distribution Agreement, dated June 18, 2007.  The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Funds’ shares.  The Distributor is a wholly-owned subsidiary of New York Life Investments.

Custodian

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the Custodian for each Fund’s assets.  State Street also provides sub-administration and sub- accounting services for the Funds.  These services include calculating the Funds’ daily net asset values, maintaining general ledger and sub-ledger accounts for the calculation of the Funds’ respective net asset values, and assisting New York Life Investments in conducting various aspects of the Funds’ administrative operations.  For providing these non-custody services to the Funds, State Street is compensated by New York Life Investments.  Custodian fees and expenses are paid by the Funds.

Independent Registered Public Accounting Firm

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103-2499, serves as the Funds’ independent registered public accounting firm.  KPMG LLP is responsible for auditing the annual financial statements of the Funds.  Representatives of KPMG LLP are not expected to be present at the Special Meeting, but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

Shareholder Reports

The Funds will furnish, without charge, upon request, a printed version of the most recent annual reports to shareholders of the Funds (and any subsequent semiannual reports).  Such requests may be directed to the Funds by contacting the Distributor of the Funds’ shares by writing NYLIFE Distributors LLC, Attn: MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 800-MAINSTAY (624-6782).  Please include the name of the specific Fund for which you request reports.

Information Requirements

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC.  Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, D.C.  20549.  The SEC maintains an Internet website (at http://www.sec.gov), which contains other information about the Funds.

Security Ownership of Management and Principal Shareholders

As of the Record Date, (1) the current officers and Trustees of Eclipse Funds, in the aggregate, beneficially owned [less than 1%] of a class of shares of the Small Company Value Fund, and (2) the current officers and Trustees of The MainStay Funds, in the aggregate, beneficially owned [less than 1%] of a class of shares of the Small Cap Growth Fund.  A list of the 5% shareholders of the Small Company Value Fund and the Small Cap Growth Fund as of the Record Date is contained in Exhibit F.

Vote of Fund Shares by New York Life Investments

MainStay Asset Allocation Funds and MainStay Retirement Funds may receive the proxy statement as shareholders of the Small Cap Growth Fund.  In that event, New York Life Investments and/or its affiliates have the discretion to vote such shares on the proposed Reorganization, but will do so in accordance with the recommendations of an independent service provider or in the same proportion as the other shareholders of the Small Cap Growth Fund.  The Small Cap Growth Fund has been advised by New York Life Investments that these shares will be voted pursuant to established policies and procedures designed to address potential conflicts of interest.

Capitalization

The following tables show the capitalization of the Small Cap Growth Fund and the Small Company Value Fund as of April 30, 2009, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

As of April 30, 2009
NET ASSETS	Small Company Value Fund	Small Cap Growth Fund	Pro Forma Adjustments	Small Company Value Fund Pro Forma Combined After Reorganization

Investor Class	$21,370,694	$28,417,121	–	$49,787,815
Class A	$53,823,235	$22,885,136	–	$76,708,371
Class B	$20,031,133	$22,343,760	–	$42,374,893
Class C	$14,303,862	$1,952,740	–	$16,256,602
Class I	$73,562,197	$4,619,917	–	$78,182,114

NET ASSET VALUE PER SHARE	Small Company Value Fund	Small Cap Growth Fund	Pro Forma Adjustments	Small Company Value Fund Pro Forma Combined After Reorganization

Investor Class	$9.51	$9.68	–	$9.51
Class A	$9.50	$9.68	–	$9.50
Class B	$9.16	$8.90	–	$9.16
Class C	$9.16	$8.90	–	$9.16
Class I	$9.64	$9.85	–	$9.64

SHARES OUTSTANDING	Small Company Value Fund	Small Cap Growth Fund	Pro Forma Adjustments	Small Company Value Fund Pro Forma Combined After Reorganization

Investor Class	2,246,204	2,936,465	51,665	5,234,334
Class A	5,665,562	2,363,216	45,746	8,074,524
Class B	2,185,725	2,510,887	(71,612)	4,625,000
Class C	1,561,750	219,449	(6,268)	1,774,931
Class I	7,630,272	468,927	10,318	8,109,517

EXHIBIT A:
INFORMATION STATEMENT
FOR THE SHAREHOLDERS OF THE
MAINSTAY SMALL CAP GROWTH FUND

This document is an Information Statement and is being furnished to shareholders of the Small Cap Growth Fund, a series of the Trust, under the terms of the Order by the SEC.  New York Life Investments serves as the investment manager for the Small Cap Growth Fund.

The Order permits New York Life Investments, on behalf of the Small Cap Growth Fund and subject to the approval of the Board, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval.  This authority is subject to certain conditions.  Under the Order, if the Small Cap Growth Fund retains, and the Board approves, a new unaffiliated subadvisor, the Fund must provide shareholders with certain information about the new subadvisor and the subadvisory agreement within 90 days of hiring the new subadvisor.

The Board reviews all advisory and subadvisory agreements annually.

This Information Statement is being mailed concurrently with the Fund’s Proxy Statement/Prospectus dated August [__], 2009 to the shareholders of the Small Cap Growth Fund of record as of July 27, 2009 (the “Record Date”).  The Small Cap Growth Fund will bear two-thirds of the expenses incurred in connection with preparing this Information Statement, and New York Life Investments will bear the remaining one-third of these expenses.

The number of Small Cap Growth Fund shares issued and outstanding as of the Record Date can be found in the section entitled “Voting Information—Quorum Requirements” of the Proxy Statement/Prospectus.  Information on shareholders who owned beneficially more than 5% of each class of shares of the Fund as of the Record Date is set forth in Exhibit F to the Proxy Statement/Prospectus.  To the knowledge of New York Life Investments, the executive officers and Trustees of the Trust as a group owned less than [1%] of the outstanding shares of the Small Cap Growth Fund as of the Record Date.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED
NOT TO SEND US A PROXY.

BOARD CONSIDERATION FOR THE
APPOINTMENT OF EPOCH INVESTMENT PARTNERS, INC.
AS SUBADVISOR TO THE SMALL CAP GROWTH FUND

At an in-person meeting of the Board held on June 23, 2009, the Board approved New York Life Investments’ recommendation to replace its affiliate, MacKay Shields, with Epoch as the Small Cap Growth Fund’s (as used in this section, the “Fund”) Subadvisor.  In addition, the Board approved New York Life Investments’ proposal to reorganize the Fund with and into the Small Company Value Fund.  The following discussion relates to the Board’s consideration in approving the Fund’s Subadvisory Agreement with Epoch.  Additional information about the factors considered by the Board in connection with the Reorganization appears elsewhere in this Proxy Statement/Prospectus.

In connection with its consideration of New York Life Investments’ recommendation to approve Epoch as the Fund’s Subadvisor, the members of the Board, including members of its Contracts Committee and Investment Committee, undertook a review of Epoch’s qualifications to serve as the Fund’s Subadvisor.  On behalf of the Board, certain members of the Board’s Investment Committee conducted an in-person meeting with Epoch representatives at Epoch’s headquarters in New York City.  The Contracts and Investment Committees each reviewed various matters relating to the proposed subadvisory relationship between Epoch and New York Life Investments with respect to the Fund at their regularly scheduled meetings on June 17-18, 2009.

In reaching its decision to approve the Subadvisory Agreement, the Board considered information furnished to it from New York Life Investments and Epoch.  The Board also requested and received responses from Epoch to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board.  The Board particularly considered that New York Life Investments’ recommendation to approve Epoch as the Fund’s Subadvisor is part of a larger initiative on the part of New York Life Investments to reposition and rationalize its investment capabilities.

In determining to approve the new Subadvisory Agreement, the members of the Board reviewed and evaluated all of this information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment.  The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Epoch; (ii) the investment performance of the Fund and the historical investment performance of similar portfolios managed by Epoch; (iii) the costs of the services to be provided by Epoch from its relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund’s subadvisory fee.

While the members of the Board may have weighed certain factors differently, the Board’s decision to approve the Subadvisory Agreement was based on a comprehensive consideration of all the information provided to the Board in connection with its review of Epoch.  The Board also considered that shareholders of the Fund approved the ability of New York Life Investments to act as a “manager of managers,” which allows New York Life Investments to engage certain new Subadvisors for the Fund with Board approval but without the approval of Fund shareholders.  A more detailed discussion of the factors that figured prominently in the Board’s decision to approve the Subadvisory Agreement is provided below.

Nature, Extent and Quality of Services To Be Provided By Epoch

In considering the approval of the Subadvisory Agreement, the Board examined the nature, extent and quality of the services that Epoch proposed to provide to the Fund.  The Board evaluated Epoch’s experience in serving as manager of other similar portfolios.  In this regard, the Board took note of the experience of the Fund’s proposed portfolio managers, the number of accounts managed by the portfolio managers and Epoch’s method for compensating portfolio managers.  The Board also considered the experience of senior personnel at Epoch, as well as Epoch’s reputation and financial condition.  The Board also observed that the senior personnel of Epoch have a long history of managing assets across all sectors of the equity markets, and that Epoch currently has approximately $5.7 billion in assets under management as of March 31, 2009, which is comprised substantially of equity securities.  Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the Fund is likely to benefit from the nature, extent and quality of these services as a result of Epoch’s experience, personnel, operations and resources.

Investment Performance

In evaluating investment performance, the Board considered the Fund’s historical investment performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus.  The Board also considered information provided by New York Life Investments showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers.  The Board compared the Fund’s historical investment performance to the investment performance of similar portfolios managed by Epoch, as well as the strength of Epoch’s resources (including research capabilities) that may result in stronger long-term investment performance for the Fund over time.  The Board acknowledged that the Fund would be making modifications to its principal investment strategies, investment process, principal risks, and primary benchmark index to align it with Epoch’s proposed investment strategies.  Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the selection of Epoch as Subadvisor to the Fund is likely to benefit the Fund’s long-term investment performance.

Costs of the Services To Be Provided By Epoch

The Board considered the estimated costs of the services to be provided by Epoch under the Subadvisory Agreement.  In evaluating these estimated costs, the Board considered, among other things, Epoch’s investments in personnel, systems, equipment and other resources necessary to manage the Fund.  The Board acknowledged that Epoch must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that Epoch’s ability to maintain a strong financial position is important in order for Epoch to provide high-quality ongoing services to the Fund and its shareholders.  The Board did not consider profitability information from Epoch’s relationship with the Fund, since Epoch had not commenced its service as the Fund’s Subadvisor at the time the Board considered its approval of the Subadvisory Agreement.  However, the Board considered information provided by Epoch reflecting Epoch’s profitability with respect to similar mutual funds currently managed by Epoch.  The Board also considered representations from New York Life Investments and Epoch that the fees to be paid to Epoch under the Subadvisory Agreement are the product of arm’s-length negotiations between New York Life Investments and Epoch.

The Board also considered certain fall-out benefits that may be realized by Epoch due to its relationship with the Fund.  The Board recognized, for example, the benefits to Epoch from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to Epoch in exchange for commissions paid by the Fund with respect to trades on the Fund’s portfolio securities. The Board requested and received information from Epoch and New York Life Investments concerning other business relationships between Epoch and its affiliates, on the one hand, and New York Life Investments and its affiliates, on the other.  The Board requested and received assurances that these other business relationships did not impact New York Life Investments’ recommendation for Epoch to serve as the Fund’s Subadvisor, and that neither New York Life Investments nor its affiliates is expected to benefit in its other business relationships due to Epoch’s engagement as the Fund’s Subadvisor.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that any profits to be realized by Epoch due to its relationship with the Fund will be the result of arm’s-length negotiations between New York Life Investments and Epoch, and are based on subadvisory fees paid to Epoch by New York Life Investments, not the Fund.

Extent To Which Economies of Scale May Be Realized as the Fund Grows

The Board also considered whether the Fund’s expense structure permitted economies of scale to be shared with Fund investors.  The Board considered the Fund’s contractual management and subadvisory fee schedules, and noted each fee schedule provides for a breakpoint at the $1 billion asset level.  The Board also considered the extent to which the Fund historically has benefited from economies of scale through expense waivers and reimbursements, and noted the impact of voluntary expense limitation arrangements on certain of the Fund’s share classes.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the Fund’s fee and expense structure appropriately reflects economies of scale for the benefit of Fund investors.

Reasonableness of Subadvisory Fees

The Board evaluated the reasonableness of the fees to be paid under the Subadvisory Agreement. The Board considered that the fees to be paid to Epoch under the Subadvisory Agreement are paid by New York Life Investments, not the Fund, and will result in no increase in the Fund’s management fee.  While noting that New York Life Investments will retain a greater portion of its management fee under the new Subadvisory Agreement with Epoch as compared to the previous subadvisory agreement with MacKay Shields, the Board acknowledged that MacKay Shields is a an affiliate of New York Life Investments, and that the net fees retained by New York Life Investments and its affiliates under the new Subadvisory Agreement with Epoch therefore would be lower than the net fees retained by New York Life Investments and its affiliates under the previous subadvisory agreement with MacKay Shields.  To the extent the net management fee for the Fund is less than the subadvisory fee due to total net expense cap reimbursements, Epoch has agreed to receive the net management fees earned on the Fund, given the proposal to merge the Fund in the near term.  The Board acknowledged that, after evaluating the reasonableness of the Fund’s management fee in connection with a recent annual contract review process, it had concluded the Fund’s management fee was reasonable.  In reaching this conclusion, the Board also considered information provided by Epoch concerning the fees it charges to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund.

Based on these considerations, the Board concluded that the Fund’s subadvisory fees were within a range that is competitive and that, within the context of the Board’s overall conclusions regarding the Subadvisory Agreement, supports the conclusion that the fees to be paid under the Subadvisory Agreement are reasonable.

Conclusion

On the basis of the information provided and its evaluation thereof, the Board unanimously voted to approve the new Subadvisory Agreement with Epoch.

ADDITIONAL INFORMATION ABOUT EPOCH INVESTMENT PARTNERS, INC.

The following sections provide information about Epoch and the management of the Small Cap Growth Fund in addition to the information in the Proxy Statement/Prospectus.

Epoch is a wholly-owned subsidiary of Epoch Holding Corporation, 640 Fifth Avenue, 18th Floor, New York, New York 10019, a publicly traded corporation.  As of [  ], 2009, the holders of 25% or more of the voting securities of Epoch Holding Corporation were as follows:

[to be provided]

No officers or Trustees of the Trust are officers, employees, directors, general partners or shareholders of Epoch.  In addition, since November 1, 2008, the beginning of the Trust’s last fiscal year, no Trustee of the Trust has had, directly or indirectly, a material interest in any transaction or material proposed transaction to which Epoch, its parent entity or subsidiaries or any subsidiaries of the parent of any such entities, was or is to be a party. The names and principal occupations of the principal executive officers of Epoch, all located at 640 Fifth Avenue, 18th Floor, New York, New York 10019 are listed below.

Name	Principal Occupation/Title

Adam Borak	Chief Financial Officer

J. Philip Clark	Executive Vice President and Head of Client Relations

David N. Pearl	Executive Vice President

Timothy T. Taussig	President and Chief Operating Officer

William W. Priest	Chief Executive Officer and Chief Investment Officer

The biographical information of the Epoch investment team who are jointly and primarily responsible for the day-to-day management of the Small Cap Growth Fund is described in the section entitled “Information About the Management of the Funds—Portfolio Managers” in the Proxy Statement/Prospectus.

In addition to acting as the Subadvisor to the Small Cap Growth Fund, Epoch acts as adviser/subadvisor with respect to the following fund that has a similar investment objective as the Fund.

Fund Name	Assets as of 5/31/09	Effective Advisory Fee

Epoch Small-Mid Cap Value Fund	[ ]	[ ]

The investment objectives, principal investment strategies, investment process and principal risks of the Small Cap Growth Fund are described in the section entitled “Comparative Information Relating to the Reorganization” in the Proxy Statement/Prospectus.

TERMS OF THE SUBADVISORY AGREEMENT

The Subadvisory Agreement became effective on or about June 29, 2009 and will continue for an initial term ending in two years, unless sooner terminated as provided in the Agreement or the Small Cap Growth Fund is merged into the Small Company Value Fund.  Thereafter, the Subadvisory Agreement will continue for successive one year terms, provided that such continuation is specifically approved at least annually by a vote of a majority of the Trustees, or by a majority of the outstanding shares of the Small Cap Growth Fund, and, in either case, by a majority of the Trustees who are not “interested persons” of the Fund (as that term is defined in the 1940 Act), by vote cast in person at a meeting called for such purpose.

The Subadvisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act or the assignment or termination of the Small Cap Growth Fund’s Management Agreement with New York Life Investments and may be terminated by New York Life Investments or Epoch at any time without payment of any penalty on sixty days’ prior written notice to the other party.  The Subadvisory Agreement may also be terminated at any time without payment of any penalty by action of the Board or by a vote of a majority of the outstanding voting securities of the Small Cap Growth Fund (as defined by the 1940 Act) on sixty days’ prior written notice to Epoch and New York Life Investments.

The Subadvisory Agreement provides that Epoch will not be liable to New York Life Investments, the Small Cap Growth Fund, or any shareholder of the Fund, for any act or omission in the course of, or connected with, its services under the Agreement, or for any losses that may be sustained in the purchase, holding or sale of any security, except a loss resulting from Epoch’s willful misfeasance, bad faith, or gross negligence in the performance of its duties under the new Agreement, or reckless disregard of its obligations or duties under the Agreement.

MANAGEMENT AND SUBADVISORY FEES

The management fee for the Small Cap Growth Fund is an annual percentage of the Fund’s average daily net assets as follows: 1.00% on assets up to $1 billion and 0.95% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate Fund Accounting Agreement.  Effective August 1, 2008, New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.85% on assets up to $1 billion and 0.80% on assets in excess of $1 billion.  As of the same date, The MainStay Funds’ Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.03% increase in the Fund’s management fees.  This increase in management fees was offset by a 0.03% decrease in the Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses.

Under the Subadvisory Agreement, New York Life Investments pays Epoch a subadvisory fee, computed daily and payable monthly, at an annual rate of 0.425% on assets up to $1 billion and 0.40% on assets in excess of $1 billion.  To the extent that the net management fee ratio for the Small Cap Growth Fund is less than the subadvisory fee ratio due to expense cap reimbursements, Epoch has agreed to receive the net management fees earned on the Fund from New York Life Investments.

For the fiscal year ended October 31, 2008, no fees were paid by New York Life Investments to Epoch.

All fees due to Epoch under the Subadvisory Agreement are paid by New York Life Investments and are not additional expenses of the Small Cap Growth Fund.

THERE WILL BE NO INCREASE IN MANAGEMENT FEES PAID BY THE FUND TO
NEW YORK LIFE INVESTMENTS IN CONNECTION WITH THE REPLACEMENT
OF MACKAY SHIELDS BY EPOCH AS THE SUBADVISOR TO THE FUND.

GENERAL INFORMATION

More information about the Small Cap Growth Fund, including the SAI and the Annual/Semiannual Reports, is available, without charge, upon request.  To obtain information, call toll-free 800-MAINSTAY (624-6782), visit our website at mainstayinvestments.com, or write to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

New York Life Investments serves as the investment advisor and administrator to the Small Cap Growth Fund.  The principal executive offices of New York Life Investments and the Small Cap Growth Fund are located at 51 Madison Avenue, New York, New York 10010.

NYLIM Service Company LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, acts as the Small Cap Growth Fund’s transfer agent and dividend disbursing agent.  The Small Cap Growth Fund’s distributor is NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  The Small Cap Growth Fund’s custodian is State Street Bank & Trust Company, One Lincoln Street, Boston, Massachusetts 02111-2900.

BROKERAGE COMMISSIONS ON FUND TRANSACTIONS

In effecting purchases and sales of Small Cap Growth Fund securities for the account of the Fund, Epoch will seek the best execution of the Fund’s orders.  In the course of achieving best execution, Epoch may place such orders with brokers and dealers who provide market, statistical and other research information to it. Epoch will be authorized, under certain circumstances, when placing Small Cap Growth Fund transactions for equity securities, to pay a brokerage commission (to the extent applicable) in excess of that which another broker might charge for executing the same transaction due to Epoch’s receipt of market, statistical and other research information.

NYLIFE Securities Inc. (“NYLIFE Securities”), an affiliate of New York Life Investments, may act as broker for the Small Cap Growth Fund.  NYLIFE Securities is a wholly-owned subsidiary of New York Life Investments.  NYLIFE Securities is therefore an “Affiliated Broker” as that term is defined in Schedule 14A under the Securities Exchange Act of 1934, as amended.  There were no brokerage commissions paid by the Small Cap Growth Fund to NYLIFE Securities or any other affiliated broker for the most recently completed fiscal year.

EXHIBIT B:
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

MAINSTAY SMALL CAP GROWTH FUND
MAINSTAY SMALL COMPANY VALUE FUND

The Board of Trustees of Eclipse Funds, a Massachusetts business trust, and the Board of Trustees of The MainStay Funds, a Massachusetts business trust, (collectively, the “Boards”), deem it advisable that MainStay Small Company Value Fund (the “Acquiring Fund”), a series of Eclipse Funds, and MainStay Small Cap Growth Fund (the “Acquired Fund”), a series of The MainStay Funds, engage in the reorganization described below.

This agreement is intended to be and is adopted as a plan of reorganization and liquidation (the “Plan”) within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Class, Class A, Class B, Class C and Class I shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of Eclipse Funds has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of The MainStay Funds has determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of all of the Acquired Fund’s Liabilities and the Liquidation of the Acquired Fund

1.1           Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2           The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, “Assets”).

1.3           The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, “Liabilities”).  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4           Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be so credited to Investor Class, Class A, Class B, Class C and Class I Acquired Fund’ Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”) of the corresponding class owned by Acquired Fund Shareholders on the Closing Date.  All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund, although share certificates representing interests in Investor Class, Class A, Class B, Class C and Class I shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3.  The Acquiring Fund shall not issue certificates representing the Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares in connection with such exchange.

1.5           Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3.  Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.6           Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“SEC”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date.

2.           Valuation

2.1           The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund’s Board.

2.2           The net asset value of an Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information, each as may be supplemented, and valuation procedures established by the Acquiring Fund’s Board.

2.3           The number of the Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Investor Class, Class A, Class B, Class C and Class I Acquired Fund Shares, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4           All computations of value shall be made by New York Life Investment Management LLC (“New York Life Investments”), in its capacity as administrator for the Acquired Fund and the Acquiring Fund, and shall be subject to confirmation by each Fund’s record keeping agent and by each Fund’s independent accountants.

3.           Closing and Closing Date

3.1           The Closing Date shall be [October 28, 2009] or such other date as the parties may agree.  All acts taking place at the closing of the transactions provided for in this Plan (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m. Eastern time.  The Closing shall be held at the offices of the Funds or at such other time and/or place as the parties may agree.

3.2           The MainStay Funds shall direct State Street Bank and Trust Company as custodian for the Acquired Fund (“Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, which Custodian also serves as the custodian for the Acquiring Fund.  Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3           The MainStay Funds shall direct NYLIM Service Company LLC, in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Investor Class, Class A, Class B, Class C and Class I shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.  At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4           In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Boards, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.           Representations and Warranties

4.1                Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of The MainStay Funds, The MainStay Funds, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

(a)
The Acquired Fund is duly organized as a series of The MainStay Funds, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts, with power under The MainStay Funds’ Declaration of Trust and By-Laws, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted; and

(b)
The MainStay Funds is a registered investment company classified as a management company of the open-end type, and its registration with the SEC as an investment company under the 1940 Act, and the registration of Investor Class, Class A, Class B, Class C and Class I Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)
No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws;

(d)
The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)
On the Closing Date, The MainStay Funds, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, Eclipse Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)
The MainStay Funds is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of its Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which The MainStay Funds, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which The MainStay Funds, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)
All material contracts or other commitments of the Acquired Fund (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)
Except as otherwise disclosed in writing to and accepted by Eclipse Funds, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The MainStay Funds, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)
The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated October 31, 2008 have been audited by KPMG LLP, independent accountants, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)
Since October 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)
On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)
For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)
All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by The MainStay Funds and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares;

(n)
The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of The MainStay Funds, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)
The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)
The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2               Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of Eclipse Funds, Eclipse Funds, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund, as follows:

(a)
The Acquiring Fund is duly organized as series of Eclipse Funds, which is a business trust duly organized, validly existing, and in good standing under the laws of the State of Massachusetts with power under its Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)
Eclipse Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares under the 1933 Act, is in full force and effect;

(c)
No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)
The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)
On the Closing Date, Eclipse Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)
The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of Eclipse Funds’ Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Eclipse Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Eclipse Funds, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)
Except as otherwise disclosed in writing to and accepted by The MainStay Funds, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against Eclipse Funds, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business.  Eclipse Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(h)
The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund dated October 31, 2008 have been audited by KPMG LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)
Since October 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund’s shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j)
On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)
For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)
All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Eclipse Funds and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)
The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of Eclipse Funds, on behalf of the Acquiring Fund, and this Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)
The Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(o)
The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)
The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the Special Meeting of Shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.	Covenants of the Acquiring Fund and the Acquired Fund

5.1           The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2           The MainStay Funds will call a Special Meeting of the Shareholders of the Acquired Fund to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3           The Acquired Fund covenants that the Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4           The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5           Subject to the provisions of this Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6           The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 (“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting of the Shareholders of the Acquired Fund to consider approval of this Plan and the transactions contemplated herein.

5.7           As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares received at the Closing.

5.8           The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.9           The MainStay Funds, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Eclipse Funds, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) The MainStay Funds’, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) Eclipse Funds’, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Plan.

5.10         The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	Conditions Precedent to Obligations of the Acquired Fund

The obligations of The MainStay Funds, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at The MainStay Funds’ election, to the performance by Eclipse Funds, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1           All representations and warranties of Eclipse Funds, on behalf of the Acquiring Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2           Eclipse Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to The MainStay Funds, and dated as of the Closing Date, to the effect that the representations and warranties of Eclipse Funds, on behalf of the Acquiring Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as The MainStay Funds shall reasonably request;

6.3           Eclipse Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by Eclipse Funds, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4           The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	Conditions Precedent to Obligations of the Acquiring Fund

The obligations of Eclipse Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at Eclipse Funds’ election, to the performance by The MainStay Funds, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1           All representations and warranties of The MainStay Funds, on behalf of the Acquired Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2           The MainStay Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of The MainStay Funds;

7.3           The MainStay Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of The MainStay Funds, on behalf of the Acquired Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as Eclipse Funds shall reasonably request;

7.4           The MainStay Funds, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by The MainStay Funds, on behalf of the Acquired Fund, on or before the Closing Date;

7.5           The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6           The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to The MainStay Funds, on behalf of the Acquired Fund, or Eclipse Funds, on behalf of the Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1           The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of The MainStay Funds’ Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, The MainStay Funds and Eclipse Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 8.1;

8.2           On the Closing Date no action, suit or other proceeding shall be pending or, to Eclipse Funds’ or The MainStay Funds’ knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.3           All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Eclipse Funds and The MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4           The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5           The parties shall have received the opinion of counsel to The MainStay Funds, on behalf of the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by counsel to The MainStay Funds of representations it shall request of The MainStay Funds.  Notwithstanding anything herein to the contrary, The MainStay Funds and Eclipse Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the condition set forth in this paragraph 8.5.

9.	Indemnification

9.1           Eclipse Funds, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

9.2           The MainStay Funds, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

10.	Brokerage Fees and Expenses

10.1         The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses incurred in connection with the Reorganization.

10.2         The expenses relating to the proposed Reorganization will be borne by New York Life Investments, the Acquired Fund and/or the Acquiring Fund as mutually agreed upon.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	Entire Agreement; Survival of Warranties

11.1         Eclipse Funds and The MainStay Funds agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Plan constitutes the entire agreement between the parties.

11.2         The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.	Termination

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Boards of Eclipse Funds and The MainStay Funds, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Boards, make proceeding with the Plan inadvisable.

13.	Amendments

This Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Eclipse Funds and The MainStay Funds, on behalf of either the Acquiring Fund or the Acquired Fund, respectively; provided, however, that following the Special Meeting of the Shareholders of the Acquired Fund called by The MainStay Funds, pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued to the Investor Class, Class A, Class B, Class C and Class I Acquired Fund Shareholders, respectively, under this Plan to the detriment of such shareholders without their further approval.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, Attn: Marguerite E. H. Morrison, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, Attn: Sander M. Bieber.

15.	Headings; Governing Law; Assignment; Limitation of Liability

15.1           The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

15.2           This Plan shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

15.3           This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.  Except as expressly provided otherwise in this Plan, the parties hereto will bear the expenses relating to the Reorganization as set forth in Section 10.2 as mutually agreed upon.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the ___th day of October, 2009.

ECLIPSE FUNDS On behalf of the Acquiring Fund: MainStay Small Company Value Fund	THE MAINSTAY FUNDS On behalf of the Acquired Fund: MainStay Small Cap Growth Fund

By:	By:

New York Life Investments agrees to the provisions set forth in Sections 10.2 and 15.3 of this Plan.

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

By:
Stephen P. Fisher President and Chief Executive Officer

EXHIBIT C:
FUNDAMENTAL INVESTMENT POLICIES OF THE
SMALL COMPANY VALUE FUND AND THE
SMALL CAP GROWTH FUND2

	Small Company Value Fund	Small Cap Growth Fund
Senior Securities	The Fund may not issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing.	The Fund may issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Borrowing Money
The Fund may not borrow money except for (i) the short term credits from banks referred to in the fundamental investment restriction on purchasing securities on margin and obtaining short-term credits from banks in connection with the clearance of purchases and sales of securities (see “Purchasing Securities on Margin,” below) and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the unexpected disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made. Outstanding borrowings will be repaid before any subsequent investments are made.
The Fund may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

[2]	The fundamental investment policies of a Fund cannot be changed without approval of the relevant Fund’s shareholders.

Underwriting Securities
The Fund may not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act.

The Fund may act as underwriter of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”), to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Diversification
The Fund may not purchase the securities of any one issuer, other than the U.S. government or any of its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.
The Fund shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Concentration in Industries	The Fund may not invest more than 25% of the value of its total assets in any one industry.
The Fund may not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii)).

Purchasing Real Estate	The Fund may not purchase or otherwise acquire interests in real estate or real estate mortgage loans, or interests in oil, gas or other mineral exploration or development programs.
The Fund may purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Purchasing Commodities or Commodity Contracts	The Fund may not purchase or acquire commodities or commodity contracts.
The Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Making Loans
The Fund may not make loans of its assets to any person, except for the lending of portfolio securities, the purchase of debt securities and the entering into of repurchase agreements otherwise permitted by the Fund’s fundamental investment restrictions.
The Fund may make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

Purchasing Securities on Margin	The Fund may not purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities.	This is not a fundamental investment restriction for the Small Cap Growth Fund.

Mortgaging, Pledging or Hypothecating Assets	The Fund may not mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in “Borrowing Money,” above.	This is not a fundamental investment restriction for the Small Cap Growth Fund.

Purchasing Securities of Other Investment Companies
The Fund may not purchase the securities of any other investment company (other than certain issuers of mortgage-backed and asset-backed securities), except by purchase in the open market where no commission or profit to a sponsor or dealer (other than the customary broker’s commission) results from such purchase, and except when such purchase is part of a merger, consolidation or acquisition of assets.
This is not a fundamental investment restriction for the Small Cap Growth Fund.

Selling Securities Short	The Fund may not sell securities short or invest in puts, calls, straddles, spreads or combinations thereof.	This is not a fundamental investment restriction for the Small Cap Growth Fund.

Participating in a Securities Trading Account	The Fund may not participate on a joint, or a joint and several, basis in any securities trading account.	This is not a fundamental investment restriction for the Small Cap Growth Fund.

Investing in Companies to Exercise Control	The Fund may not invest in companies for the purpose of exercising control.	This is not a fundamental investment restriction for the Small Cap Growth Fund.

EXHIBIT D:
SIMILARITIES AND DIFFERENCES IN THE ORGANIZATION OF
THE MAINSTAY FUNDS AND ECLIPSE FUNDS

	The MainStay Funds	Eclipse Funds

What constitutes a quorum of shareholders?	A majority of outstanding shares of the Trust or a series thereof present in person or by proxy.	Majority of shares entitled to vote.

Can the Fund issue an unlimited number of shares?	Yes.	Yes.

Do the Trustees/Directors have the power to materially amend the Declaration of Trust or the Articles of Incorporation without shareholder approval?
Yes, but only if: (i) the Trustees deem it necessary to conform the Declaration of Trust to applicable federal laws or regulations; or (ii) the Trustees deem it necessary or desirable to change the name of the Trust or to make any other changes in the Declaration of Trust which do not materially adversely affect the rights of shareholders.  A change which would diminish or eliminate voting rights or liquidation preferences is deemed to “materially adversely affect the rights of shareholders” for this purpose.

Yes, unless such amendment would adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law.

Is the termination of The MainStay Funds or Eclipse Funds (as opposed to a series thereof) possible without shareholder approval?	Yes.	No.

May the Trustees/Directors act without a meeting?	Yes.	Yes.

What are the provisions regarding Trustee liability?	Trustees will not be subject to personal liability except by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of duties.	Trustees will not be subject to personal liability except by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of duties.

D-1

What are the provisions regarding shareholder liability?
The Declaration of Trust provides an express disclaimer of liability, but it is commonly believed that, under certain circumstances, shareholders of the Funds may be held personally liable as partners under Massachusetts law for obligations of the Trust.  This possibility, however, is believed to be remote.

The Declaration of Trust provides an express disclaimer of liability, but it is commonly believed that, under certain circumstances, shareholders of the Funds may be held personally liable as partners under Massachusetts law for obligations of the Trust.  This possibility, however, is believed to be remote.

Is a shareholder vote required for a reorganization?	Approval of a majority of the outstanding voting securities is required for a reorganization.	Approval of not less than a majority of the shares outstanding and entitled to vote is required for a reorganization.

D-2

EXHIBIT E:
FINANCIAL HIGHLIGHTS OF THE SMALL COMPANY VALUE FUND

The financial highlights tables are intended to help you understand the financial performance of the Investor Class, Class A, Class B, Class C and Class I shares of the MainStay Small Company Value Fund for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions).

The information for the six months ended April 30, 2009 is unaudited.  Information for the periods ended October 31, 2008, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 has been derived from the Fund's financial statements, which were audited by KPMG LLP, whose reports, along with the Fund’s financial statements, are in the annual reports of Eclipse Funds, which is available upon request.  The information for the six months ended April 30, 2008 is unaudited.  The annual and semi-annual reports are also available at mainstayinvestments.com.

Financial Highlights selected per share data and ratios

	Investor Class				Class A
	Six months ended April 30,		February 28, 2008** through October 31,		Six months ended April 30,			Year ended October 31,			January 2, 2004** through October 31,
	2009*		2008		2009*		2008	2007	2006	2005	2004
Net asset value at beginning of period	$10.14		$13.86		$10.14		$18.65	$19.87	$19.60	$18.58	$16.78
Net investment income (loss) (a)	0.01		0.10		0.03		0.17	0.07	(0.07)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.42)		(3.82)		(0.43)		(6.55)	(1.29)	2.14	4.01	1.89
Total from investment operations	(0.41)		(3.72)		(0.40)		(6.38)	(1.22)	2.07	3.93	1.80
Less dividends and distributions:
From net investment income	(0.22)		—		(0.24)		(0.12)	—	—	—	—
From net realized gain on investments	—		—		—		(2.01)	—	(1.80)	(2.91)	—
Total dividends and distributions	(0.22)		—		(0.24)		(2.13)	—	(1.80)	(2.91)	—
Net asset value at end of period	$9.51		$10.14		$9.50		$10.14	$18.65	$19.87	$19.60	$18.58
Total investment return (b)	(3.60	%)(c)	(26.91	%)(c)	(3.52	%)(c)	(38.10%)	(6.09%)	11.20%	22.66%	10.73	% (c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.25	% ††	1.10	% ††	0.62	% ††	1.24%	0.33%	(0.39%)	(0.44%)	(0.36	%)††
Net expenses	1.71	% ††	1.80	% ††	1.54	% ††	1.65%	1.66%	1.64%	1.66%	1.87	% ††#
Expenses (before waiver)	2.04	% ††	1.83	% ††	2.28	% ††	1.84%	1.66%	1.64%	1.66%	1.87	% ††#
Portfolio turnover rate	101%		158%		101%		158%	134%	124%	159%	132%
Net assets at end of period (in 000’s)	$21,371		$11,480		$53,823		$64,527	$301,031	$502,182	$194,615	$24,621

	Class B
	Six months ended April 30,		Year ended October 31,				January 2, 2004** through October 31,
	2009*		2008	2007	2006	2005	2004
Net asset value at beginning of period	$9.70		$17.94	$19.25	$19.18	$18.38	$16.71
Net investment income (loss) (a)	(0.01)		0.06	(0.08)	(0.21)	(0.22)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.40)		(6.29)	(1.23)	2.08	3.93	1.86
Total from investment operations	(0.41)		(6.23)	(1.31)	1.87	3.71	1.67
Less dividends and distributions:
From net investment income	(0.13)		—	—	—	—	—
From net realized gain on investments	—		(2.01)	—	(1.80)	(2.91)	—
Total dividends and distributions	(0.13)		(2.01)	—	(1.80)	(2.91)	—
Net asset value at end of period	$9.16		$9.70	$17.94	$19.25	$19.18	$18.38
Total investment return (b)	(3.98	%)(c)	(38.56%)	(6.81%)	10.32%	21.59%	9.99	% (c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.38	%)††	0.47%	(0.41%)	(1.12%)	(1.19%)	(1.12	%)††
Net expenses	2.39	% ††	2.44%	2.41%	2.39%	2.41%	2.62	% ††#
Expenses (before waiver)	2.81	% ††	2.66%	2.41%	2.39%	2.41%	2.62	% ††#
Portfolio turnover rate	101%		158%	134%	124%	159%	132%
Net assets at end of period (in 000’s)	$20,031		$13,305	$32,502	$46,112	$48,496	$14,905

*	Unaudited.
**	Commencement of operations.
††	Annualized.
#
Includes transfer agent fees paid directly which amounted to 0.02% of average net assets for the year or period ended October 31, 2004 and custodian fees and other expenses paid indirectly which amounted to less than 0.01% of average net assets for the period indicated.

(a)	Per share data based on average shares outstanding during the period.
(b)	Total return is calculated exclusive of sales charge and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	Total return is not annualized.

E-1

Financial Highlights selected per share data and ratios

	Class C
	Six months ended April 30,		Year ended October 31,
	2009*		2008	2007	2006	2005	2004
Net asset value at beginning of period	$9.70		$17.94	$19.26	$19.19	$18.37	$16.15
Net investment income (loss) (a)	(0.01)		0.06	(0.09)	(0.21)	(0.22)	(0.25)
Net realized and unrealized gain (loss) on investments	(0.39)		(6.29)	(1.23)	2.08	3.95	3.28
Total from investment operations	(0.40)		(6.23)	(1.32)	1.87	3.73	3.03
Less dividends and distributions:
From net investment income	(0.14)		—	—	—	—	—
From net realized gain on investments	—		(2.01)	—	(1.80)	(2.91)	(0.81)
Total dividends and distributions	(0.14)		(2.01)	—	(1.80)	(2.91)	(0.81)
Net asset value at end of period	$9.16		$9.70	$17.94	$19.26	$19.19	$18.37
Total investment return (b)	(3.90	%)(c)	(38.60%)	(6.80%)	10.32%	21.72%	19.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.21	%)††	0.45%	(0.44%)	(1.14%)	(1.19%)	(1.13%)
Net expenses	2.39	% ††	2.45%	2.41%	2.39%	2.41%	2.62	% #
Expenses (before waiver)	2.87	% ††	2.67%	2.41%	2.39%	2.41%	2.62	% #
Portfolio turnover rate	101%		158%	134%	124%	159%	132%
Net assets at end of period (in 000’s)	$14,304		$15,123	$54,264	$120,414	$48,316	$5,518

	Class I
	Six months ended April 30,		Year ended October 31,
	2009*		2008	2007	2006	2005	2004
Net asset value at beginning of period	$10.34		$19.03	$20.18	$19.79	$18.67	$16.26
Net investment income (a)	0.05		0.24	0.17	0.02	0.01	0.06
Net realized and unrealized gain (loss) on investments	(0.44)		(6.69)	(1.32)	2.17	4.02	3.21
Total from investment operations	(0.39)		(6.45)	(1.15)	2.19	4.03	3.27
Less dividends and distributions:
From net investment income	(0.31)		(0.23)	(0.00)‡	—	—	(0.05)
From net realized gain on investments	—		(2.01)	—	(1.80)	(2.91)	(0.81)
Total dividends and distributions	(0.31)		(2.24)	(0.00)‡	(1.80)	(2.91)	(0.86)
Net asset value at end of period	$9.64		$10.34	$19.03	$20.18	$19.79	$18.67
Total investment return (b)	(3.32	%)(c)	(37.81%)	(5.69%)	11.73%	23.15%	20.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income	1.15	% ††	1.69%	0.81%	0.09%	0.06%	0.32%
Net expenses	1.18	% ††	1.20%	1.19%	1.17%	1.16%	1.18%#
Expenses (before waiver)	2.06	% ††	1.48%	1.35%	1.17%	1.16%	1.18%#
Portfolio turnover rate	101%		158%	134%	124%	159%	132%
Net assets at end of period (in 000’s)	$73,562		$116,390	$631,108	$862,439	$317,602	$194,476

*	Unaudited.
††	Annualized.
‡	Less than one cent per share.
#
Includes transfer agent fees paid directly which amounted to 0.02% of average net assets for the year or period ended October 31, 2004 and custodian fees and other expenses paid indirectly which amounted to less than 0.01% of average net assets for the period indicated.

(a)	Per share data based on average shares outstanding during the period.
(b)	Total return is calculated exclusive of sales charge and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	Total return is not annualized.

E-2

EXHIBIT F:
PRINCIPAL SHAREHOLDERS OF THE FUNDS

As of the Record Date, the following persons owned of record of beneficially 5% or more of the outstanding shares of any class of the MainStay Small Company Value Fund or the MainStay Small Cap Growth Fund, as applicable:

MainStay Small Cap Growth Fund
Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class

	[______________]	[__________]	[__________]

MainStay Small Company Value Fund 5% Shareholders
Title of Class	Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percent of Class

	[______________]	[__________]	[__________]

F-1

PROXY CARD

This proxy, when properly executed, will be voted in the manner directed herein by the shareholder.  If no specification is made, this proxy will be voted in favor of the proposal.

Your vote is very important.  Please complete, sign, and return the proxy card promptly using the enclosed envelope, if you do not wish to vote by internet or by phone.

Dated:

Signature(s) of Participant(s)	(Please sign in the box)

Please sign exactly as your name or names appear.  When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such.

Your proxy is important to assure a quorum at the Special Meeting of Shareholders of the Fund whether or not you plan to attend the Special Meeting in person.  You may revoke this proxy at any time and the giving of it will not affect your right to attend the Special Meeting and attend in person.

Unless a contrary direction is indicated, the shares represented by this proxy will be voted for approval of the proposal; if specific instructions are indicated, this proxy will be voted in accordance with such instructions.

Please choose one of the following options to vote your shares:

-Touchtone: To vote by phone call toll free [ ] and follow the recorded instructions
Voting Control ID: [ ]
-Internet: Vote on the internet at www.proxyvote.com and following the simple instructions.	Check Digit ID: [ ]

-Mail: Return the signed proxy card in the enclosed envelope.

If you would like to authorize your proxy over the phone, please call toll free [           ].  Representatives are available to record your instruction quickly over the phone.  They also are available to answer any questions you may have regarding the proxy materials.

PLEASE VOTE TODAY

SEE THE REVERSE SIDE FOR THE PROPOSAL

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF ECLIPSE FUNDS, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE FOLLOWING PROPOSAL.

	FOR	AGAINST	ABSTAIN
To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Small Cap Growth Fund by the MainStay Small Company Value Fund, a series of Eclipse Funds  (the “Small Company Value Fund,” and collectively with the Small Cap Growth Fund, the “Funds”), in exchange for shares of beneficial interest of the Small Company Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Small Cap Growth Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Small Cap Growth Fund.
	☐	☐	☐

Please check this box if plan to attend the Special Meeting	☐

Please vote checking the appropriate box as in this example: ☒

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  Please do not use fine point pens.

Please sign and date on the reverse side

ECLIPSE FUNDS
MainStay Small Company Value Fund

Statement of Additional Information
August [__], 2009

Acquisition of the Assets and Liabilities of the MainStay Small Cap Growth Fund (a series of The MainStay Funds) 51 Madison Avenue New York, New York 10010	By, and in Exchange for, Shares of the MainStay Small Company Value Fund (a series of Eclipse Funds) 51 Madison Avenue New York, New York 10010

This Statement of Additional Information is available to the shareholders of the MainStay Small Cap Growth Fund (the “Small Cap Growth Fund”) in connection with the proposed transaction (the “Reorganization”) whereby all of the assets and liabilities of the Small Cap Growth Fund will be transferred to the MainStay Small Company Value Fund (the “Small Company Value Fund,” and collectively with the Small Cap Growth Fund, the “Funds”) in exchange for shares of the Small Company Value Fund.

The Reorganization is subject to approval by the shareholders of the Small Cap Growth Fund.

This Statement of Additional Information of the Small Company Value Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for the Funds dated March 2, 2009, as filed on March 2, 2009 (SEC Accession No. 0001133228-09-000158);

2.	The Supplement to the Statement of Additional Information for the Funds dated April 13, 2009, as filed on April 13, 2009 (SEC Accession No. 0001144204-09-020189);

3.	The Supplement to the Statement of Additional Information for the Funds dated May 1, 2009, as filed on May 1, 2009 (SEC Accession No. 0001144204-09-023633);

4.	The Supplement to the Statement of Additional Information for the Funds dated June 4, 2009, as filed on June 4, 2009 (SEC Accession No. 0001144204-09-030879);

5.	The Supplement to the Statement of Additional Information for the Funds dated June 10, 2009, as filed on June 10, 2009 (SEC Accession No. 0001144204-09-031833);

6.
The Financial Statements of the Small Cap Growth Fund as included in the Small Cap Growth Fund’s Annual Report for the year ended October 31, 2008, as filed on January 8, 2009 and Semi-Annual Report for the period ended April 30, 2009, as filed on July 6, 2009 (SEC Accession Nos. 0000950123-09-000322 and 0000950123-09-020268, respectively); and

7.
The Financial Statements of the Small Company Value Fund as included in the Small Company Value Fund’s Annual Report for the year ended October 31, 2008, as filed on January 8, 2009 and Semi-Annual Report for the period ended April 30, 2009, as filed on July 6, 2009 (SEC Accession Nos. 0000950123-09-000334 and 0000950123-09-020298, respectively).

This Statement of Additional Information is not a prospectus.  A Proxy Statement/Prospectus dated August [__], 2009, relating to the reorganization of the Small Cap Growth Fund may be obtained, without charge, by contacting MainStay Investments, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, by calling toll-free 800-624-6782, or by visiting our website at mainstayinvestments.com.  This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

As described in the Proxy Statement/Prospectus dated August [__], 2009, the Board of Trustees of The MainStay Funds has called a Special Meeting of shareholders of the Small Cap Growth Funds for the shareholders to consider and vote upon one or both of the following proposals, as applicable:

1.           To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all assets and the assumption of all of the liabilities of the Small Cap Growth Fund by the MainStay Small Company Value Fund, a series of Eclipse Funds (the “Small Company Value Fund,” and collectively with Small Cap Growth Fund, the “Funds”), in exchange for shares of beneficial interest of the Small Company Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the Small Cap Growth Fund; and (ii) the subsequent distribution of the shares and liquidation and dissolution of the Small Cap Growth Fund; and

2.           To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Reorganization between MainStay Small Cap Growth Fund and
MainStay Small Company Value Fund
Pro Forma Combined Schedule of Investments
At April 30, 2009 (unaudited)

		MainStay Small Company Value Fund		MainStay Small Cap Growth Fund		MainStay Small Company Value Fund Pro Forma Combined (1)
		Shares	Value	Shares	Value	Shares	Value

Common Stocks 94.8%+
Aerospace & Defense 1.5%
AerCap Holdings N.V.	(a)	412,300	$1,929,564			412,300	$1,929,564
Alliant Techsystems, Inc.	(a)			15,800	$1,258,470	15,800	1,258,470
Triumph Group, Inc.				19,900	822,467	19,900	822,467
			1,929,564		2,080,937		4,010,501

Air Freight & Logistics 1.2%
HUB Group, Inc. Class A	(a)			43,600	1,002,800	43,600	1,002,800
Pacer International, Inc.		484,616	2,054,772			484,616	2,054,772
			2,054,772		1,002,800		3,057,572

Airlines 0.7%
Airtran Holdings, Inc.	(a)	251,700	1,749,315			251,700	1,749,315

Auto Components 1.1%
Cooper Tire & Rubber Co.		344,900	2,852,323			344,900	2,852,323

Biotechnology 2.3%
Alexion Pharmaceuticals, Inc.	(a)			29,800	995,916	29,800	995,916
Celera Corp.	(a)	354,700	2,869,523			354,700	2,869,523
Genomic Health, Inc.	(a)			9,200	207,000	9,200	207,000
InterMune, Inc.	(a)	48,000	649,920			48,000	649,920
Myriad Genetics, Inc.	(a)			13,200	512,028	13,200	512,028
Onyx Pharmaceuticals, Inc.	(a)			20,700	536,130	20,700	536,130
United Therapeutics Corp.	(a)			4,600	288,926	4,600	288,926
			3,519,443		2,540,000		6,059,443

Building Products 1.3%
¤ Armstrong World Industries, Inc.	(a)	190,600	3,465,108			190,600	3,465,108

Capital Markets 2.4%
Affiliated Managers Group, Inc.	(a)			16,500	938,025	16,500	938,025
Jefferies Group, Inc.		69,200	1,354,244			69,200	1,354,244
optionsXpress Holdings, Inc.				105,700	1,739,822	105,700	1,739,822
Piper Jaffray Cos.	(a)	34,753	1,204,887			34,753	1,204,887
Stifel Financial Corp.	(a)			12,000	590,760	12,000	590,760
Thomas Weisel Partners Group, Inc.	(a)	124,800	564,096			124,800	564,096
Virtus Investment Partners, Inc.	(a)	12,852	145,870			12,852	145,870
			3,269,097		3,268,607		6,537,704

Chemicals 2.3%
¤ Cabot Corp.		219,300	3,201,780			219,300	3,201,780
OM Group, Inc.	(a)	68,990	1,922,061			68,990	1,922,061
Scotts Miracle-Gro Co. (The) Class A				26,100	881,397	26,100	881,397
			5,123,841		881,397		6,005,238

Commercial Banks 3.2%
Comerica, Inc.		104,700	2,196,606			104,700	2,196,606
First Horizon National Corp.		135,577	1,560,491			135,577	1,560,491
Investors Bancorp, Inc.	(a)	276,700	2,534,572			276,700	2,534,572
Signature Bank	(a)			13,800	375,222	13,800	375,222
SVB Financial Group	(a)	90,100	1,870,476			90,100	1,870,476
			8,162,145		375,222		8,537,367

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Small Company Value Fund		MainStay Small Cap Growth Fund		MainStay Small Company Value Fund Pro Forma Combined (1)
		Shares	Value	Shares	Value	Shares	Value

Commercial Services & Supplies 2.8%
American Reprographics Co.	(a)	268,800	1,733,760			268,800	1,733,760
Clean Harbors, Inc.	(a)			10,000	501,000	10,000	501,000
Copart, Inc.	(a)			22,700	712,553	22,700	712,553
Steelcase, Inc. Class A		499,000	2,260,470			499,000	2,260,470
Sykes Enterprises, Inc.	(a)			69,200	1,360,472	69,200	1,360,472
Waste Connections, Inc.	(a)			34,700	894,566	34,700	894,566
			3,994,230		3,468,591		7,462,821

Communications Equipment 4.1%
¤ 3Com Corp.	(a)	809,501	3,278,479			809,501	3,278,479
¤ ADC Telecommunications, Inc.	(a)	391,800	2,883,648			391,800	2,883,648
Avocent Corp.	(a)	123,981	1,790,286			123,981	1,790,286
Extreme Networks, Inc.	(a)	617,900	1,087,504			617,900	1,087,504
Sonus Networks, Inc.	(a)	1,032,600	1,786,398			1,032,600	1,786,398
			10,826,315				10,826,315

Computers & Peripherals 2.8%
Electronics for Imaging, Inc.	(a)	235,732	2,314,888			235,732	2,314,888
NCR Corp.	(a)	262,900	2,668,435			262,900	2,668,435
STEC, Inc.	(a)	259,800	2,494,080			259,800	2,494,080
			7,477,403				7,477,403

Construction & Engineering 2.1%
EMCOR Group, Inc.	(a)	89,086	1,852,098			89,086	1,852,098
Pike Electric Corp.	(a)	220,400	2,287,752			220,400	2,287,752
Quanta Services, Inc.	(a)			57,900	1,316,067	57,900	1,316,067
			4,139,850		1,316,067		5,455,917

Containers & Packaging 0.4%
Crown Holdings, Inc.	(a)			46,200	1,018,710	46,200	1,018,710

Distributors 0.4%
LKQ Corp.	(a)			66,000	1,120,680	66,000	1,120,680

Diversified Consumer Services 1.2%
Brinks Home Security Holdings, Inc.	(a)	81,500	2,166,270			81,500	2,166,270
Capella Education Co.	(a)			19,100	981,358	19,100	981,358
			2,166,270		981,358		3,147,628

Diversified Telecommunication Services 0.5%
Neutral Tandem, Inc.	(a)			19,100	546,260	19,100	546,260
NTELOS Holdings Corp.				56,100	896,478	56,100	896,478
					1,442,738		1,442,738

Electric Utilities 1.4%
Cleco Corp.		82,982	1,750,091			82,982	1,750,091
Idacorp, Inc.		76,259	1,827,928			76,259	1,827,928
			3,578,019				3,578,019

Electrical Equipment 1.8%
Acuity Brands, Inc.		55,559	1,596,766			55,559	1,596,766
C&D Technologies, Inc.	(a)	480,400	1,052,076			480,400	1,052,076
II-VI, Inc.	(a)			20,000	479,400	20,000	479,400
LSI Industries, Inc.		297,800	1,670,658			297,800	1,670,658
			4,319,500		479,400		4,798,900

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Small Company Value Fund		MainStay Small Cap Growth Fund		MainStay Small Company Value Fund Pro Forma Combined (1)
		Shares	Value	Shares	Value	Shares	Value

Electronic Equipment & Instruments 4.1%
Anixter International, Inc.	(a)			26,500	1,054,170	26,500	1,054,170
FLIR Systems, Inc.	(a)			30,400	674,272	30,400	674,272
Itron, Inc.	(a)			17,000	782,000	17,000	782,000
Methode Electronics, Inc.		176,667	1,063,535			176,667	1,063,535
Tech Data Corp.	(a)	88,300	2,542,157			88,300	2,542,157
TTM Technologies, Inc.	(a)	268,900	1,995,238			268,900	1,995,238
Vishay Intertechnology, Inc.	(a)	460,800	2,704,896			460,800	2,704,896
			8,305,826		2,510,442		10,816,268

Energy Equipment & Services 2.7%
Atwood Oceanics, Inc.	(a)			35,000	781,200	35,000	781,200
Dawson Geophysical Co.	(a)			14,800	290,968	14,800	290,968
Dril-Quip, Inc.	(a)			19,700	677,286	19,700	677,286
Gulfmark Offshore, Inc.	(a)			26,400	709,632	26,400	709,632
Hornbeck Offshore Services, Inc.	(a)			26,600	617,918	26,600	617,918
Key Energy Services, Inc.	(a)	558,500	2,451,815			558,500	2,451,815
Lufkin Industries, Inc.				10,800	376,920	10,800	376,920
NATCO Group, Inc. Class A	(a)			28,300	680,898	28,300	680,898
Superior Energy Services, Inc.	(a)			25,100	482,171	25,100	482,171
			2,451,815		4,616,993		7,068,808

Health Care Equipment & Supplies 1.2%
Gen-Probe, Inc.	(a)			15,000	722,400	15,000	722,400
Haemonetics Corp.	(a)			11,600	598,908	11,600	598,908
Home Diagnostics, Inc.	(a)	49,000	291,060			49,000	291,060
Immucor, Inc.	(a)			29,450	479,740	29,450	479,740
Masimo Corp.	(a)			6,600	190,740	6,600	190,740
Meridian Bioscience, Inc.				30,400	528,352	30,400	528,352
NuVasive, Inc.	(a)			7,400	280,460	7,400	280,460
Wright Medical Group, Inc.	(a)			14,000	192,500	14,000	192,500
			291,060		2,993,100		3,284,160

Health Care Providers & Services 1.8%
Amedisys, Inc.	(a)			10,200	342,108	10,200	342,108
Bio-Reference Laboratories, Inc.	(a)			33,800	867,646	33,800	867,646
CardioNet, Inc.	(a)			20,600	427,450	20,600	427,450
Catalyst Health Solutions, Inc.	(a)			30,600	690,030	30,600	690,030
Genoptix, Inc.	(a)			16,900	491,452	16,900	491,452
Healthspring, Inc.	(a)			46,200	426,426	46,200	426,426
Magellan Health Services, Inc.	(a)	52,236	1,544,096			52,236	1,544,096
			1,544,096		3,245,112		4,789,208

Hotels, Restaurants & Leisure 3.4%
AFC Enterprises, Inc.	(a)	276,500	1,717,065			276,500	1,717,065
Bally Technologies, Inc.	(a)			21,500	562,870	21,500	562,870
¤ Jack in the Box, Inc.	(a)	93,364	2,295,821	29,500	725,405	122,864	3,021,226
Panera Bread Co. Class A	(a)			14,100	789,741	14,100	789,741
¤ Wendy’s/Arby’s Group, Inc.		465,600	2,328,000	110,100	550,500	575,700	2,878,500
			6,340,886		2,628,516		8,969,402

Household Products 0.5%
Church & Dwight Co., Inc.				23,700	1,289,517	23,700	1,289,517

Independent Power Producers & Energy Traders 1.1%
¤ Reliant Energy, Inc.	(a)	604,500	2,998,320			604,500	2,998,320

Industrial Conglomerates 0.8%
McDermott International, Inc.	(a)	124,000	2,001,360			124,000	2,001,360

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Small Company Value Fund		MainStay Small Cap Growth Fund		MainStay Small Company Value Fund Pro Forma Combined (1)
		Shares	Value	Shares	Value	Shares	Value

Insurance 5.5%
Aspen Insurance Holdings, Ltd.		88,971	2,097,936			88,971	2,097,936
Fidelity National Financial, Inc.		110,000	1,994,300			110,000	1,994,300
Genworth Financial, Inc. Class A		1,019,700	2,406,492			1,019,700	2,406,492
IPC Holdings, Ltd.		74,515	1,940,371			74,515	1,940,371
Old Republic International Corp.		168,100	1,575,097			168,100	1,575,097
Phoenix Cos., Inc. (The)		939,327	1,465,350			939,327	1,465,350
Platinum Underwriters Holdings, Ltd.		52,348	1,506,052			52,348	1,506,052
Protective Life Corp.		166,800	1,429,476			166,800	1,429,476
			14,415,074				14,415,074

Internet & Catalog Retail 0.3%
Priceline.com, Inc.	(a)			7,600	737,884	7,600	737,884

Internet Software & Services 1.3%
Akamai Technologies, Inc.	(a)			19,200	422,784	19,200	422,784
Bankrate, Inc.	(a)			15,100	377,500	15,100	377,500
Equinix, Inc.	(a)			25,400	1,783,842	25,400	1,783,842
Omniture, Inc.	(a)			37,900	466,928	37,900	466,928
Vocus, Inc.	(a)			22,600	384,200	22,600	384,200
					3,435,254		3,435,254

IT Services 1.5%
Acxiom Corp.		279,187	2,694,154			279,187	2,694,154
CyberSource Corp.	(a)			84,200	1,230,162	84,200	1,230,162
			2,694,154		1,230,162		3,924,316

Life Sciences Tools & Services 0.2%
Mettler-Toledo International, Inc.	(a)			8,300	511,529	8,300	511,529

Machinery 3.3%
Actuant Corp. Class A				44,800	549,248	44,800	549,248
Bucyrus International, Inc.				22,200	481,962	22,200	481,962
Commercial Vehicle Group, Inc.	(a)	304,300	292,128			304,300	292,128
Gardner Denver, Inc.	(a)			21,900	582,978	21,900	582,978
Kaydon Corp.				14,100	450,636	14,100	450,636
Kennametal, Inc.		109,200	2,233,140			109,200	2,233,140
Middleby Corp. (The)	(a)			15,300	669,681	15,300	669,681
Trinity Industries, Inc.		177,400	2,591,814			177,400	2,591,814
Wabtec Corp.				22,600	861,964	22,600	861,964
			5,117,082		3,596,469		8,713,551

Metals & Mining 1.7%
Cliffs Natural Resources, Inc.		89,000	2,052,340			89,000	2,052,340
Olympic Steel, Inc.		125,344	2,298,809			125,344	2,298,809
			4,351,149				4,351,149

Multiline Retail 0.5%
Dollar Tree, Inc.	(a)			31,400	1,329,476	31,400	1,329,476

Oil, Gas & Consumable Fuels 4.0%
Arena Resources, Inc.	(a)			18,400	527,528	18,400	527,528
Brush Engineered Materials, Inc.	(a)	137,400	2,324,808			137,400	2,324,808
Comstock Resources, Inc.	(a)			18,100	623,726	18,100	623,726
International Coal Group, Inc.	(a)	429,300	854,307			429,300	854,307
McMoRan Exploration Co.	(a)	359,300	1,972,557			359,300	1,972,557
Stone Energy Corp.	(a)	419,449	1,807,825			419,449	1,807,825
W&T Offshore, Inc.		249,500	2,315,360			249,500	2,315,360
			9,274,857		1,151,254		10,426,111

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Small Company Value Fund		MainStay Small Cap Growth Fund		MainStay Small Company Value Fund Pro Forma Combined (1)
		Shares	Value	Shares	Value	Shares	Value

Paper & Forest Products 0.9%
Buckeye Technologies, Inc.	(a)	441,728	2,274,899			441,728	2,274,899

Personal Products 0.4%
Chattem, Inc.	(a)			18,700	1,026,817	18,700	1,026,817

Pharmaceuticals 3.7%
Auxilium Pharmaceuticals, Inc.	(a)			8,400	192,360	8,400	192,360
Flamel Technologies S.A. ADR	(a)(b)	71,300	420,670			71,300	420,670
¤ Impax Laboratories, Inc.	(a)	755,200	3,995,008			755,200	3,995,008
Medicines Co. (The)	(a)	91,000	908,180			91,000	908,180
Par Pharmaceutical Cos., Inc.	(a)	168,600	1,809,078			168,600	1,809,078
Sepracor, Inc.	(a)	171,200	2,432,752			171,200	2,432,752
			9,565,688		192,360		9,758,048

Professional Services 1.3%
CDI Corp.		240,681	2,876,138			240,681	2,876,138
FTI Consulting, Inc.	(a)			7,700	422,576	7,700	422,576
			2,876,138		422,576		3,298,714

Real Estate Investment Trusts 0.3%
Digital Realty Trust, Inc.				18,900	680,589	18,900	680,589

Road & Rail 0.5%
Genesee & Wyoming, Inc. Class A	(a)			46,900	1,407,000	46,900	1,407,000

Semiconductors & Semiconductor Equipment 5.5%
Advanced Analogic Technologies, Inc.	(a)	156,300	750,240			156,300	750,240
Atheros Communications, Inc.	(a)			23,200	399,504	23,200	399,504
FormFactor, Inc.	(a)	155,000	2,701,650			155,000	2,701,650
Hittite Microwave Corp.	(a)			21,900	813,804	21,900	813,804
Lattice Semiconductor Corp.	(a)	1,334,900	2,322,726			1,334,900	2,322,726
MKS Instruments, Inc.	(a)	118,000	1,846,700			118,000	1,846,700
Monolithic Power Systems, Inc.	(a)			37,200	688,200	37,200	688,200
Netlogic Microsystems, Inc.	(a)			13,400	436,706	13,400	436,706
Skyworks Solutions, Inc.	(a)			71,200	629,408	71,200	629,408
¤ Teradyne, Inc.	(a)	650,900	3,866,346			650,900	3,866,346
			11,487,662		2,967,622		14,455,284

Software 3.1%
ANSYS, Inc.	(a)			49,100	1,356,142	49,100	1,356,142
Ariba, Inc.	(a)			57,900	556,419	57,900	556,419
Concur Technologies, Inc.	(a)			4,100	110,987	4,100	110,987
Informatica Corp.	(a)			28,900	459,510	28,900	459,510
MICROS Systems, Inc.	(a)			62,000	1,300,760	62,000	1,300,760
Parametric Technology Corp.	(a)			46,200	515,130	46,200	515,130
Quality Systems, Inc.				27,400	1,469,188	27,400	1,469,188
Solera Holdings, Inc.	(a)			43,800	999,516	43,800	999,516
Sybase, Inc.	(a)			41,900	1,422,924	41,900	1,422,924
					8,190,576		8,190,576

Specialty Retail 6.2%
Aeropostale, Inc.	(a)			32,700	1,110,819	32,700	1,110,819
AnnTaylor Stores Corp.	(a)	269,000	1,987,910			269,000	1,987,910
Chico’s FAS, Inc.	(a)	280,000	2,139,200			280,000	2,139,200
Childrens Place Retail Stores, Inc. (The)	(a)	54,000	1,535,760			54,000	1,535,760
Christopher & Banks Corp.		217,500	1,209,300			217,500	1,209,300
Collective Brands, Inc.	(a)	157,000	2,279,640			157,000	2,279,640
Foot Locker, Inc.		208,400	2,477,876			208,400	2,477,876
Guess?, Inc.				43,300	1,127,532	43,300	1,127,532
Gymboree Corp. (The)	(a)			24,400	839,360	24,400	839,360
Pacific Sunwear of California, Inc.	(a)	245,300	993,465			245,300	993,465
PetSmart, Inc.				31,000	709,280	31,000	709,280
			12,623,151		3,786,991		16,410,142

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Small Company Value Fund		MainStay Small Cap Growth Fund		MainStay Small Company Value Fund Pro Forma Combined (1)
		Shares	Value	Shares	Value	Shares	Value

Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp.	(a)			3,100	175,212	3,100	175,212
Phillips-Van Heusen Corp.				23,800	690,914	23,800	690,914
Skechers U.S.A., Inc. Class A	(a)	160,000	1,872,000			160,000	1,872,000
Warnaco Group, Inc. (The)	(a)			42,100	1,214,164	42,100	1,214,164
			1,872,000		2,080,290		3,952,290

Thrifts & Mortgage Finance 2.2%
Bank Mutual Corp.		208,893	2,145,331			208,893	2,145,331
Brookline Bancorp, Inc.		238,300	2,363,936			238,300	2,363,936
NewAlliance Bancshares, Inc.				32,000	413,120	32,000	413,120
Radian Group, Inc.		479,700	829,881			479,700	829,881
			5,339,148		413,120		5,752,268

Trading Companies & Distributors 1.2%
Interline Brands, Inc.	(a)			41,800	541,728	41,800	541,728
United Rentals, Inc.	(a)	426,200	2,582,772			426,200	2,582,772
			2,582,772		541,728		3,124,500

Wireless Telecommunication Services 0.6%
SBA Communications Corp. Class A	(a)			59,800	1,506,960	59,800	1,506,960

Total Common Stocks
(Cost $170,782,433, Cost $87,044,111, Cost $257,826,544)			177,034,332		72,468,844		249,503,176

Exchange Traded Fund 1.4%	(c)
¤iShares Russell 2000 Growth Index Fund				71,400	3,769,206	71,400	3,769,206
Total Exchange Traded Fund
(Cost $0, Cost $3,671,183, Cost $3,671,183)					3,769,206		3,769,206

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

		MainStay Small Company Value Fund		MainStay Small Cap Growth Fund		MainStay Small Company Value Fund Pro Forma Combined (1)
		Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Short-Term Investment 3.1%
Repurchase Agreement 3.1%
State Street Bank and Trust Co. 0.05%, dated 4/30/09 due 5/1/09 Proceeds at Maturity $3,998,331, $4,169,445, $8,167,776 (Collateralized by a United States Treasury Bill with rates ranging from zero coupon - 0.12% and maturity dates ranging from 5/7/09 - 7/30/09, with a Principal Amount of $4,080,000, $4,255,000, $8,335,000 and a Market Value of $4,078,776, $4,255,000, $8,333,776)		$3,998,326	3,998,326	$4,169,439	4,169,439	$8,167,765	8,167,765

Total Short-Term Investment
(Cost $3,998,326, Cost $4,169,439, Cost $8,167,765)			3,998,326		4,169,439		8,167,765

Total Investments
(Cost $174,780,759, Cost $94,884,733, Cost $269,665,492)	(d)	98.9%	181,032,658	100.2%	80,407,489	99.3%	261,440,147
Cash and Other Assets,
Less Liabilities		1.1	2,058,463	(0.2)	(188,815)	0.7	1,869,648
Net Assets		100.0%	$183,091,121	100.0%	$80,218,674	100.0%	$263,309,795
(1)	None of the securities expect to be sold as a result of the proposed merger.
¤	Among the Fund’s 10 largest holdings, as of April 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At April 30, 2009, cost is $179,248,964, $95,067,839 and $274,316,803 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$23,363,083	$3,202,413	$26,565,496
Gross unrealized depreciation	(21,579,389)	(17,862,763)	(39,442,152)
Net unrealized depreciation	$1,783,694	$(14,660,350)	$(12,876,656)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value.
Valuation inputs	Investments in Securities	Investments in Securities	Investments in Securities
Level 1-Quoted Prices	$177,034,332	$76,238,050	$253,272,382
Level 2-Other Significant Observable Inputs	3,998,326	4,169,439	8,167,765
Level 3-Significant Unobservable Inputs	-	-	-
Total	$181,032,658	$80,407,489	$261,440,147

The Fund did not hold other financial instruments as of April 30, 2009.
At April 30, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganization between MainStay Small Cap Growth Fund and
MainStay Small Company Value Fund
Pro Forma Statement of Assets & Liabilities
At April 30, 2008 (unaudited)

	MainStay Small Company Value Fund		MainStay Small Cap Growth Fund	Adjustments		MainStay Small Company Value Fund Pro Forma Combined

Assets:
Investment in securities, at value	$181,032,658	(a)	$80,407,489 (b)	$-		$261,440,147 (c)
Cash	-		-	-		-
Receivables:
Investment securities sold	4,132,826		640,217	-		4,773,043
Dividends and interest	89,820		6,104	-		95,924
Fund shares sold	392,865		19,558	-		412,423
Other assets	52,515		33,106	-		85,621

Total assets	185,700,684		81,106,474	-		266,807,158

Liabilities:
Payables:
Investment securities purchased	1,789,846		472,537	-		2,262,383
Fund shares redeemed	182,003		88,478	-		270,481
Manager	30,311		12,468	-		42,779
Shareholder communication	-		29,253	-		29,253
Professional fees	19,535		20,481	-		40,016
Custodian	53,818		7,924	-		61,742
Transfer agent	486,789		223,572	-		710,361
NYLIFE Distributors	41,093		29,519	-		70,612
Directors	4,892		811	-		5,703
Accrued expenses	1,276		2,757	-		4,033

Total liabilities	2,609,563		887,800	-		3,497,363

Net assets	$183,091,121		$80,218,674	$-		$263,309,795

Composition of Net Assets:

Shares of beneficial interest outstanding (par value of $.01 per share) unlimited number of shares authorized	$192,895		$84,989	-		$277,884
Additional paid-in capital	482,345,085		213,649,662	-		695,994,747
	482,537,980		213,734,651			696,272,631
Accumulated distributions in excess of net investment income	85,388		(531,148)	-		(445,760)
Accumulated net realized loss on investments transactions	(305,784,146)		(118,507,585)	-		(424,291,731)
Net unrealized depreciation on investments	6,251,899		(14,477,244)	-		(8,225,345)
Net assets	$183,091,121		$80,218,674	$-		$263,309,795

Investor Class
Net assets applicable to outstanding shares	$21,370,694		$28,417,121	$-		$49,787,815
Shares of capital stock outstanding	2,246,204		2,936,465	51,665	(d)	5,234,334
Net asset value per share outstanding	$9.51		$9.68	$-		$9.51
Maximum sales charge (5.50% of offering price)	0.55		0.56	-		0.55
Maximum offering price per share outstanding	$10.06		$10.24	$-		$10.06

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	MainStay Small Company Value Fund	MainStay Small Cap Growth Fund	Adjustments		MainStay Small Company Value Fund Pro Forma Combined
Class A
Net assets applicable to outstanding shares	$53,823,235	$22,885,136	$-		$76,708,371
Shares of capital stock outstanding	5,665,562	2,363,216	45,746	(d)	8,074,524
Net asset value per share outstanding	$9.50	$9.68	$-		$9.50
Maximum sales charge (5.50% of offering price)	0.55	0.56	-		0.55
Maximum offering price per share outstanding	$10.05	$10.24	$-		$10.05

Class B
Net assets applicable to outstanding shares	$20,031,133	$22,343,760	$-		$42,374,893
Shares of capital stock outstanding	2,185,725	2,510,887	(71,612	)(d)	4,625,000
Net asset value and offering price per share outstanding	$9.16	$8.90	$-		$9.16

Class C
Net assets applicable to outstanding shares	$14,303,862	$1,952,740	$-		$16,256,602
Shares of capital stock outstanding	1,561,750	219,449	(6,268	)(d)	1,774,931
Net asset value and offering price per share outstanding	$9.16	$8.90	$-		$9.16

Class I
Net assets applicable to outstanding shares	$73,562,197	$4,619,917	$-		$78,182,114
Shares of capital stock outstanding	7,630,272	468,927	10,318	(d)	8,109,517
Net asset value and offering price per share outstanding	$9.64	$9.85	$-		$9.64

(a)      Identified cost $174,780,759.
(b)      Identified cost $94,884,733.
(c)      Identified cost $269,665,492.
(d)      Reflects share adjustments, net of retired shares of MainStay Small Cap Growth Fund (Calculation: Net Assets/NAV per share)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganization between MainStay Small Cap Growth Fund and
MainStay Small Company Value Fund
Pro Forma Statement of Operations
For the year ended April 30, 2009 (unaudited)

	MainStay Small Company Value Fund	MainStay Small Cap Growth Fund	Adjustments		MainStay Small Company Value Fund Pro Forma Combined
Investment Income:

Income:
Interest	$45,511	$62,951	$-		$108,462
Income from securities loaned - net	789,608	116,630	-		906,238
Dividends	6,124,468	258,195	-		6,382,663

Total income	6,959,587	437,776	-		7,397,363

Expenses:
Manager	2,533,268	1,020,678	(502,122	)(b)	3,051,824
Recordkeeping	-	24,320 (a)	(24,320	)(c)	-
Transfer agent - Investor Class	77,380	277,638	-		355,018
Transfer agent - Class A	338,940	145,120	-		484,060
Transfer agent - Classes B and C	180,424	298,892	-		479,316
Transfer agent - Class I	594,489	20,312	-		614,801
Shareholder communication	108,277	57,079	(25,862	)(c)	139,494
Distribution - Class B	119,008	245,202	-		364,210
Distribution - Class C	128,944	18,975	-		147,919
Professional fees	52,045	45,704	(23,755	)(c)	73,994
Distribution/Service - Investor Class	35,882	79,757	-		115,639
Distribution/Service - Class A	192,776	74,782	-		267,558
Service - Class B	39,670	81,734	-		121,404
Service - Class C	42,982	6,325	-		49,307
Registration	89,354	72,866	-		162,220
Custodian	79,274	8,778	(47,432	)(c)	40,620
Directors	8,486	3,922	-		12,408
Miscellaneous	29,583	17,648	-		47,231

Total expenses before waiver/reimbursement	4,650,782	2,499,732	(623,491)		6,527,023
Expense waiver/reimbursement from Manager	(824,336)	(694,150)	615,707	(b)	(902,779)

Net expenses	3,826,446	1,805,582	(7,784)		5,624,244

Net investment income	3,133,141	(1,367,806)	7,784		1,773,119

Realized and Unrealized Loss on Investments:

Net realized loss on investments
Security transactions	(138,969,379)	(17,677,549)	-		(156,646,928)
Futures transactions	(751,354)	-	-		(751,354)
	(139,720,733)	(17,677,549)	-		(157,398,282)
Net change in unrealized appreciation (depreciation) on
Security transactions	44,840,277	(26,650,494)	-		18,189,783
Futures transactions	(160,709)	-	-		(160,709)
	44,679,568	(26,650,494)	-		18,029,074

Net realized and unrealized loss on investments	(95,041,165)	(44,328,043)	-		(139,369,208)
Net increase (decrease) in net assets resulting from operations	$(91,908,024)	$(45,695,849)	$7,784		$(137,596,089)

(a)   Effective August 1, 2008, the pricing and recordkeeping service fee is included in the Manager fee.
(b)   Reflects adjustment in expenses due to an increase in management fees as well as the application of a new cap structure.
(c)   Reflects adjustment in expenses based on New York Life Investments' 2009 acquisition of MainStay Small Cap Growth Fund and an overall change in expenses.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganization between MainStay Small Cap Growth Fund and
MainStay Small Company Value Fund
Pro Forma Notes to the Financial Statements
At April 30, 2009

Note 1 – Basis of Combination:
At a meeting held on June 23, 2009, the Board of Trustees of The MainStay Funds (the “Trust”) and Eclipse Funds approved the combination whereby the MainStay Small Company Value (“Small Company Value Fund”), an open-end management investment company, will acquire all of the assets of MainStay Small Cap Growth Fund (“Small Cap Growth Fund”) and assume all of the liabilities of the Small Cap Growth Fund, in exchange for a number of shares of Small Company Value Fund equal in value to the net assets of the Small Cap Growth Fund  (the “Reorganization”). The Reorganization is subject to the approval of the shareholders of Small Cap Growth Fund.

The Reorganization will be accounted for as a tax-free reorganization. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at April 30, 2009. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of Small Cap Growth Fund and Small Company Value Fund at April 30, 2009. The unaudited pro forma statement of operations reflects the results of operations of Small Cap Growth Fund and Small Company Value Fund for the year ended April 30, 2009 as if the merger occurred as of May 1, 2008. These statements have been derived from the Fund’s respective books and records utilized in calculating daily net asset value at the date indicated above for Small Cap Growth Fund and Small Company Value Fund under generally accepted accounting principles in the United States. The historical cost of investment securities will be carried forward to the surviving entity, which is the Small Company Value Fund.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund that are incorporated by reference in the Statements of Additional Information.

Note 2 – Security Valuation:
The net asset value per share of each class of shares of a Fund is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading as of the close of regular trading on the exchange. The net asset value per share of each class of shares of a Fund is determined by taking the current market value of total assets attributable to that class, subtracting the liabilities attributable to that class, and dividing the result by the outstanding shares of that class.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business (“valuation date”). Such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments, which mature in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by a Fund’s Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of a Fund’s Manager or Subadvisor, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2009, none of the securities held by the Small Cap Growth Fund and Small Company Value Fund were valued in such a manner.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective for the fiscal period beginning November 1, 2008. (See Note 1.) In accordance with SFAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2009, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the six-month period ended April 30, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

Note 3 – Capital Shares:
The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of Small Cap Growth Fund by Small Company Value Fund as of April 30, 2009. The number of retired shares was calculated by dividing the net asset value of each Class of Small Cap Growth Fund by the respective Class net asset value per share of Small Company Value Fund.

As of April 30, 2009, the number of outstanding shares of Small Cap Growth Fund was 8,498,944 (2,936,465 Investor Class, 2,363,216 Class A, 2,510,887 Class B, 219,449 Class C and 468,927 Class I shares). If the Reorganization was effected on April 30, 2009, shareholders of Small Cap Growth Fund would have received 8,528,793 (2,988,130 Investor Class, 2,408,962 Class A, 2,439,275 Class B, 213,181 Class C and 479,245 Class I shares) shares of the Small Company Value Fund in the Reorganization.

Note 4 – Unaudited Pro Forma Adjustments:
The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if the Reorganization had taken place on April 30, 2009. Small Cap Growth Fund expenses were adjusted assuming Small Company Value Fund’s fee structure was in effect for the year ended April 30, 2009.

Note 5 – Use of Estimates:
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 6 – Federal Income Taxes:
Each of the Funds is treated as a separate entity for federal income tax purposes.  The Trust’s and Eclipse Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income tax provision is required.

ECLIPSE FUNDS

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

In addition, Article VIII of Registrant’s Declaration of Trust provides as follows:

SECTION 8.4.       Indemnification of Trustees, Officers, etc.  Subject to the limitations set forth hereinafter in this Section 8.4, the Trust shall indemnify (from the assets of the Portfolio or Portfolios to which the conduct in question relates) each of its Trustees and officers (including Persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter, together with such Person’s heirs, executors, administrators or personal representative, referred to as a “Covered Person”]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interest of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).  A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal or a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.  Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Portfolio or Portfolios to which the conduct in question related in advance of the final disposition of any such action, suit, or proceeding; provided, that the Covered Person shall have undertaken to repay the amounts so paid to such Portfolio or Portfolios if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

ITEM 16.	EXHIBITS

(1)	Charter of Registrant

a.	Agreement and Declaration of Trust of Eclipse Funds – Previously filed with the Trust’s Initial Registration Statement No. 33-08865 on September 19, 1986.*

b.	Amendment to Agreement and Declaration of Trust of Eclipse Funds - Previously filed with the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement No. 33-08865 on January 9, 1987.*

c.
Second Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with Post-Effective Amendment No. 17 to the Trust’s Registration Statement No. 33-08865 on February 27, 1998.*

d.	Certificate of Designation for Eclipse Funds - Previously filed with Post-Effective Amendment No. 12 to the Trust’s Registration Statement No. 33-08865 on October 13, 1994.*

e.
Certificate of Redesignation of Series relating to Mid Cap Value Fund (formerly Growth and Income Fund) and Small Cap Value Fund (formerly Equity Fund) for Eclipse Funds - Previously filed with Post-Effective Amendment No. 19 to the Trust’s Registration Statement No. 33-08865 on April 30, 1999.*

f.	Third Amendment to the Declaration of Trust of Eclipse Funds - Previously filed with Post-Effective Amendment No. 23 to the Trust’s Registration Statement No. 33-08865 on February 25, 2002.*

g.	Fourth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 25 to the Trust’s Registration Statement No. 33-08865 on November 7, 2002.*

h.	Fifth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*

i.	Redesignation of Series of Shares of Beneficial Interest - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*

j.	Certificate of Termination - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*

k.	Sixth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

l.
Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

(2)	By-Laws

a.	By-Laws of Eclipse Funds – Previously filed with the Trust’s Registration Statement No. 33-08865 on September 19, 1986.

b.	By-Laws of Eclipse Funds, Inc. - Previously filed with Post-Effective Amendment No. 49 to the Company’s Registration Statement No. 33-36962 on October 26, 2005.*

c.	Amended and Restated By-Laws as of September 27, 2006 – Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

(3)	Voting Trust Agreements – Not applicable.

(4)	Agreements of Reorganization

a.	Form of Agreement and Plan of Reorganization between MainStay Small Cap Growth Fund and MainStay Small Company Value Fund (filed herewith as Exhibit B to this Proxy Statement/Prospectus)

(5)	Instruments Defining Rights of Security Holders — See the Declaration of Trust, as amended and Supplemented from time to time and the Amended and Restated By-laws (See (1) and (2), above).

(6)	Investment Advisory Contracts

a.
Amended and Restated Management Agreement dated August 1, 2008 between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

i.
Amendment dated September 29, 2008 to Amended and Restated Management Agreement – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

ii.	Amendment dated February 13, 2009 to Amended and Restated Management Agreement – Filed herewith

iii.
Expense Limitation Agreement dated September 29, 2008 between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

iv.	Expense limitation agreement dated February 13, 2009 between Eclipse Funds and New York Life Investment Management LLC – Filed herewith

b.	Subadvisory Agreements

i.
Subadvisory Agreement dated January 1, 2009, between New York Life Investment Management LLC and Madison Square Investors LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

ii.
Amendment dated January 31, 2009 to Subadvisory Agreement between New York Life Investment Management and Madison Square Investors – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

iii.	Subadvisory Agreement dated January 31, 2009 between New York Life Investment Management LLC and MacKay Shields LLC – Filed herewith

iv.	Interim Subadvisory Agreement dated June 29, 2009 between New York Life Investment Management LLC and Epoch Investment Partners, Inc. – Filed herewith

(7)	Underwriting Contracts

a.
Distribution Agreement between Eclipse Funds and NYLIFE Distributors, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust’s Registration Statement No. 33-08865 on December 29, 2000.*

b.	Form of Soliciting Dealer Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

(8)	Bonus or Profit Sharing Agreements – Not Applicable

(9)	Custodian Agreements

a.
Master Custodian Agreement between Eclipse Funds and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

i.
Amendment to Custodian Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

ii.
Amendment to Custodian Agreement with State Street Bank and Trust Company dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

iii.
Amendment dated April 30, 2008 to the Custodian Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

iv.
Amendment dated September 29, 2008 to Custodian Agreement with State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

v.
Amendment dated February 13, 2009 to Custodian Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

b.
Extension Agreement (with regard to Custodian Agreement) dated January 31, 2008, between New York Life Investment Management LLC and State Street Bank and Trust - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

c.
Master Delegation Agreement with Investors Bank and Trust Company dated June 30, 2005 - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

i.
Amendment to Delegation Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

ii.
Amendment to Delegation Agreement with State Street Bank and Trust Company dated June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

iii.
Amendment to Delegation Agreement with State Street Bank and Trust Company, dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

iv.
Amendment dated April 30, 2008 to the Master Delegation Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

v.
Amendment to Master Delegation Agreement dated September 29, 2008, between Eclipse Funds and State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

vi.
Amendment dated February 13, 2009 to Master Delegation Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

(10)	Rule 12b-1 Plans and 18f-3 Plans

a.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

i.	Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds – Filed herewith

ii.	Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds – Filed herewith

b.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

i.	Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds – Filed herewith

ii.	Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds – Filed herewith

c.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

i.	Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds – Filed herewith

ii.	Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds – Filed herewith

d.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement No. 33-08865 on February 22, 2008.*

i.	Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds – Filed herewith

ii.	Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds – Filed herewith

e.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated December 12, 2008 — Filed herewith

(11)	Opinion and consent of counsel as to the legality of the shares being registered – Filed herewith

(12)	Opinion and consent of counsel regarding tax matters – To be filed by amendment

(13)	Other Material Contracts

a.
Amended and Restated Master Transfer Agency and Service Agreement, dated October 1, 2008, between Eclipse Funds and NYLIM Service Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

b.
Copy of Administration Contract between Eclipse Funds and NYLIFE Securities Inc. - Previously filed with Post-Effective Amendment No. 9 to the Trust’s Registration Statement No. 33-08865 on April 30, 1991.*

c.
Amended and Restated Sub-Transfer Agency Agreement dated October 1, 2008 between NYLIM Service Company LLC and Boston Data Financial Services – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

d.	Shareholder Services Plan for Eclipse Funds (Class R1 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

e.	Shareholder Services Plan for Eclipse Funds (Class R2 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

f.	Shareholder Services Plan for Eclipse Funds (Class R3 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

g.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

i.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

ii.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement, dated December 7, 2007, between New York Life Investment Management and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement No. 33-08865 on February 22, 2008.*

iii.
Extension Agreement (related to Fund Sub-Accounting and Sub-Administration Agreement) dated January 11, 2008, between New York Life Investment Management LLC and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement No. 33-08865 on February 22, 2008.*

iv.	Amendment to Fund Sub-Accounting and Sub-Administration Agreement, dated April 30, 2008, between New York Life Investment Management LLC and State Street Bank & Trust Company – Filed herewith

v.
Amendment dated September 29, 2008 to the Master Sub-Accounting and Sub-Administration Agreement with State Street Bank & Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

vi.
Amendment dated February 13, 2009 to the Master Sub-Accounting and Sub-Administration Agreement with State Street Bank & Trust Company, dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement No. 33-08865 on March 2, 2009.*

h.	Form of Indemnification Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

(14)	Other Opinions

a.	Consent of Independent Registered Public Accounting Firm – Filed herewith

(15)	Not applicable.

(16)	Powers of Attorney – Filed herewith

(17)	Additional Exhibits – Inapplicable

* Incorporated herein by reference

ITEM 17. UNDERTAKINGS

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933, this registration Statement has been signed on behalf of the registrant, in the City of Parsippany and the State of New Jersey on the 17th day of July, 2009.

ECLIPSE FUNDS

/s/ Stephen P. Fisher
Stephen P. Fisher
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 17, 2009.

SIGNATURE	TITLE

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ John Y. Kim*	Trustee
John Y. Kim

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

By:	/s/ Marguerite E. H. Morrison	Chief Legal Officer
Marguerite E. H. Morrison		And Secretary
As Attorney-in-Fact*

*  Pursuant to Powers of Attorney filed herewith.

EXHIBIT LIST

(6)(a)(ii)	Amendment dated February 13, 2009 to Amended and Restated Management Agreement

(6)(a)(iv)	Expense limitation agreement dated February 13, 2009 between Eclipse Funds and New York Life Investment Management LLC

(6)(b)(iii)	Subadvisory Agreement dated January 31, 2009 between New York Life Investment Management LLC and MacKay Shields LLC

(6)(b)(iv)	Interim Subadvisory Agreement dated June 29, 2009 between New York Life Investment Management LLC and Epoch Investment Partners, Inc

(10)(a)(i)	Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds

(10)(a)(ii)	Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds

(10)(b)(i)	Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds

(10)(b)(ii)	Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds

(10)(c)(i)	Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds

(10)(c)(ii)	Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds

(10)(d)(i)	Amended Schedule A dated September 29, 2008 to Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds

(10)(d)(ii)	Amended Schedule A dated February 13, 2009 to Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds

(10)(e)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3

(11)	Opinion and consent of counsel as to the legality of the shares being registered

(13)(g)(iv)	Amendment dated April 30, 2008 to Sub-Accounting and Sub-Administration Agreement

(14)(a)	Consent of Independent Registered Public Accounting Firm KPMG LLP to Eclipse Funds

(16)	Powers of Attorney